    As filed with the Securities and Exchange Commission on December 17, 2008


                                                      Registration No. 333-48300
                                                                       811-07697


                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      ( X )


                         Post-Effective Amendment No. 22                   ( X )



                                       and

                        REGISTRATION STATEMENT UNDER THE                  ( X )
                         INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 26                         ( X )



     NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                            Laura M. Bramson, Esq.

                New York Life Insurance and Annuity Corporation
                               1 Rockwood Road
                         Sleepy Hollow, New York 10591
                    (Name and Address of Agent for Service)



                                    Copy to:




        Stephen E. Roth, Esq.                    Thomas F. English, Esq.
        Sutherland Asbill & Brennan LLP          Senior Vice President
        1275 Pennsylvania Avenue, NW             and Chief Insurance Counsel
        Washington, DC  20004-2415               New York Life Insurance Company
                                                 51 Madison Avenue
                                                 New York, New York  10010


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485.


[ ] on_______ pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485.


[ ] on pursuant to paragraph (a)(i) of Rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  CORPEXEC VUL
          CORPORATE EXECUTIVE SERIES VARIABLE UNIVERSAL LIFE INSURANCE

                                  INVESTING IN

      NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                       SUPPLEMENT DATED DECEMBER 17, 2008
                   TO PROSPECTUS DATED MAY 1, 2008, AS AMENDED

     This supplement amends the May 1, 2008 Prospectus for the CorpExec VUL:
Corporate Executive Series Variable Universal Life Insurance Policies ("Policies"). You should read this information carefully before you invest. This supplement is not valid unless it is read in conjunction with the May 1, 2008. Prospectus for the Policies. The terms we use in this supplement have the same meanings as in the Prospectus for the Policies, as amended.

     THE PURPOSE OF THIS SUPPLEMENT IS TO ANNOUNCE THAT PIMCO GLOBAL BOND (UNHEDGED) AND PIMCO HIGH YIELD WILL BE AVAILABLE AS NEW INVESTMENT DIVISIONS AS OF JANUARY 1, 2009.

     I. PIMCO Global Bond (Unhedged)

     We are adding the PIMCO Global Bond (Unhedged) and PIMCO High Yield Portfolios as Investment Divisions under the Policies as of January 1, 2009. In connection with this addition, on page 15, in the section entitled FUND ANNUAL EXPENSES, add the following to the table:

                                                                                 TOTAL FUND
                                  ADVISORY   ADMINISTRATION   12B-1     OTHER      ANNUAL
FUND                                FEES          FEES         FEES   EXPENSES    EXPENSES
----                              --------   --------------   -----   --------   ----------
PIMCO High Yield Portfolio......    0.25%         0.00%        0.15%    0.35%(a)    0.75%
PIMCO Global Bond (Unhedged)....    0.25%         0.00%        0.15%    0.50%(b)    0.90%


The Fund or its agents provided the fees and charges, which are based on 2007 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.
(a) "Other Expenses" reflect an administrative fee of 0.35%.
(b) "Other Expenses" reflect an administrative fee of 0.50%.

     Effective January 1, 2009, on page 32, add the following to the table showing the funds and Eligible Portfolios, Investment Advisers and Investment Objectives available under the policies.

FUND                                                                          FUND
INVESTMENT                            INVESTMENT ADVISER                   OBJECTIVES
----------                            ------------------                   ----------
PIMCO Variable Insurance Trust  PIMCO Investment Management
                                Company LLC
     -   PIMCO Global Bond                                       -   Seeks maximum total
         Portfolio (Unhedged)                                        return, consistent with
                                                                     preservation of capital
     -   PIMCO High Yield                                            and prudent investment
         Portfolio                                                   management.

                                                                 -   Seeks maximum total
                                                                     return, consistent with
                                                                     preservation of capital
                                                                     and prudent investment
                                                                     management.




                              ---------------------
                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                             New York New York 10010

                           NYLIAC CORPORATE SPONSORED
                             VARIABLE UNIVERSAL LIFE
                               SEPARATE ACCOUNT -I

                              FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007





                                                             MAINSTAY VP
                                           MAINSTAY VP         CAPITAL         MAINSTAY VP
                                             BOND--        APPRECIATION--         CASH
                                          INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $1,707,867        $19,741,477      $134,527,472
  Dividends due and accrued...........             --                 --           453,468
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................             --                 --           (14,343)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................             30                237            29,715
                                           ----------        -----------      ------------
       Total net assets...............     $1,707,837        $19,741,240      $134,936,882
                                           ==========        ===========      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $   18,615        $   272,548      $ 16,231,198
     Series II Policies...............             --                 --           619,581
     Series III Policies..............      1,689,222         19,468,692       118,086,103
                                           ----------        -----------      ------------
       Total net assets...............     $1,707,837        $19,741,240      $134,936,882
                                           ==========        ===========      ============
     Series I Variable accumulation
       unit value.....................     $    16.06        $     11.24      $       1.30
                                           ==========        ===========      ============
     Series II Variable accumulation
       unit value.....................     $       --        $     11.21      $       1.14
                                           ==========        ===========      ============
     Series III Variable accumulation
       unit value.....................     $    11.69        $     13.21      $       1.14
                                           ==========        ===========      ============


Identified Cost of Investment.........     $1,653,267        $18,507,062      $134,527,326
                                           ==========        ===========      ============




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                                                                 MAINSTAY VP
        MAINSTAY VP                                                              HIGH YIELD        MAINSTAY VP       MAINSTAY VP
          COMMON          MAINSTAY VP       MAINSTAY VP        MAINSTAY VP        CORPORATE        ICAP SELECT      INTERNATIONAL
          STOCK--        CONVERTIBLE--    FLOATING RATE--     GOVERNMENT--         BOND--           EQUITY--          EQUITY--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      ---------------------------------------------------------------------------------------------------------------------------


       $109,546,399        $622,219           $496,572         $1,357,662        $15,145,990        $201,547         $74,325,886
                 --              --              2,714                 --                 --              --                  --

                114              --                 --                 --                194              --                 495



             71,405             250                 45                 58                451             327              80,922
       ------------        --------           --------         ----------        -----------        --------         -----------
       $109,475,108        $621,969           $499,241         $1,357,604        $15,145,733        $201,220         $74,245,459
       ============        ========           ========         ==========        ===========        ========         ===========



       $    595,527        $  1,137           $     --         $   31,639        $   163,905        $177,114         $43,579,903
        108,001,488         379,231             79,096                 --            249,846              --           1,463,417
            878,093         241,601            420,145          1,325,965         14,731,982          24,106          29,202,139
       ------------        --------           --------         ----------        -----------        --------         -----------
       $109,475,108        $621,969           $499,241         $1,357,604        $15,145,733        $201,220         $74,245,459
       ============        ========           ========         ==========        ===========        ========         ===========
       $      15.02        $  14.05           $     --         $    15.57        $     18.80        $  15.13         $     19.56
       ============        ========           ========         ==========        ===========        ========         ===========
       $      17.55        $  17.01           $   9.98         $    11.14        $     17.26        $     --         $     21.98
       ============        ========           ========         ==========        ===========        ========         ===========
       $      14.29        $  14.38           $  10.82         $    11.79        $     12.92        $  14.47         $     17.22
       ============        ========           ========         ==========        ===========        ========         ===========


       $ 90,276,938        $544,062           $513,797         $1,342,512        $15,887,752        $152,626         $62,355,491
       ============        ========           ========         ==========        ===========        ========         ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007




                                           MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                            LARGE CAP          MID CAP           MID CAP
                                            GROWTH--           CORE--           GROWTH--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....      $143,959         $72,150,654       $10,980,882
  Dividends due and accrued...........            --                  --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................            --                  --               380

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................           208              31,275                86
                                            --------         -----------       -----------
       Total net assets...............      $143,751         $72,119,379       $10,981,176
                                            ========         ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................      $110,526         $        --       $        --
     Series II Policies...............            --          48,265,296           149,558
     Series III Policies..............        33,225          23,854,083        10,831,618
                                            --------         -----------       -----------
       Total net assets...............      $143,751         $72,119,379       $10,981,176
                                            ========         ===========       ===========
     Series I Variable accumulation
       unit value.....................      $   7.70         $        --       $        --
                                            ========         ===========       ===========
     Series II Variable accumulation
       unit value.....................      $     --         $     22.29       $      9.44
                                            ========         ===========       ===========
     Series III Variable accumulation
       unit value.....................      $  13.32         $     16.50       $     17.20
                                            ========         ===========       ===========


Identified Cost of Investment.........      $104,334         $63,573,082       $10,683,959
                                            ========         ===========       ===========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                                        AIM V.I.           AIM V.I.
          MID CAP         S&P 500        SMALL CAP      MAINSTAY VP     MAINSTAY VP         GLOBAL         INTERNATIONAL
          VALUE--         INDEX--        GROWTH--     TOTAL RETURN--      VALUE--     REAL ESTATE FUND--   GROWTH FUND--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    SERIES I SHARES   SERIES I SHARES
      -------------------------------------------------------------------------------------------------------------------


        $64,299,865    $182,055,598     $4,521,880      $12,303,054    $177,713,079       $1,213,007         $4,551,969
                 --              --             --               --              --               --                 --

                 --           1,134             --               --              --               22                 35



             40,613         287,046             --           22,587         110,529               19                 --
        -----------    ------------     ----------      -----------    ------------       ----------         ----------
        $64,259,252    $181,769,686     $4,521,880      $12,280,467    $177,602,550       $1,213,010         $4,552,004
        ===========    ============     ==========      ===========    ============       ==========         ==========



        $        --    $157,309,748     $       --      $12,280,467    $  4,536,143       $       --         $       --
         63,752,340         608,405             --               --     159,778,674           15,729                 --
            506,912      23,851,533      4,521,880               --      13,287,733        1,197,281          4,552,004
        -----------    ------------     ----------      -----------    ------------       ----------         ----------
        $64,259,252    $181,769,686     $4,521,880      $12,280,467    $177,602,550       $1,213,010         $4,552,004
        ===========    ============     ==========      ===========    ============       ==========         ==========
        $        --    $      14.23     $       --      $     11.17    $      13.69       $       --         $       --
        ===========    ============     ==========      ===========    ============       ==========         ==========
        $     13.37    $      14.53     $       --      $        --    $      18.56       $    10.42         $       --
        ===========    ============     ==========      ===========    ============       ==========         ==========
        $     12.63    $      13.79     $    11.19      $        --    $      12.91       $    11.70         $    13.50
        ===========    ============     ==========      ===========    ============       ==========         ==========

        $58,704,144    $164,660,115     $4,918,577      $13,076,714    $153,598,393       $1,591,762         $4,478,159
        ===========    ============     ==========      ===========    ============       ==========         ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007




                                         ALGER AMERICAN     ALGER AMERICAN     ALLIANCE BERNSTEIN
                                            LEVERAGED            SMALL          VPS INTERNATIONAL
                                            ALLCAP--       CAPITALIZATION--     VALUE PORTFOLIO--
                                         CLASS O SHARES     CLASS O SHARES       CLASS A SHARES
                                         --------------------------------------------------------

ASSETS:
  Investments, at net asset value.....       $50,514          $2,283,264            $663,545
  Dividends due and accrued...........            --                  --                  --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................            --                  --                  35

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................            --                  53                  --
                                             -------          ----------            --------
       Total net assets...............       $50,514          $2,283,211            $663,580
                                             =======          ==========            ========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................       $    --          $   27,995            $     --
     Series II Policies...............            --                  --                  --
     Series III Policies..............        50,514           2,255,216             663,580
                                             -------          ----------            --------
       Total net assets...............       $50,514          $2,283,211            $663,580
                                             =======          ==========            ========
     Series I Variable accumulation
       unit value.....................       $    --          $    14.89            $     --
                                             =======          ==========            ========
     Series II Variable accumulation
       unit value.....................       $    --          $       --            $     --
                                             =======          ==========            ========
     Series III Variable accumulation
       unit value.....................       $ 18.99          $    17.43            $   9.26
                                             =======          ==========            ========


Identified Cost of Investment.........       $31,656          $2,051,914            $659,251
                                             =======          ==========            ========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









         AMERICAN        AMERICAN FUNDS      AMERICAN FUNDS                       AMERICAN FUNDS    AMERICAN FUNDS      CVS CALVERT
       CENTURY(R) VP    ASSET ALLOCATION      GLOBAL SMALL      AMERICAN FUNDS     GROWTH-INCOME     INTERNATIONAL        SOCIAL
          VALUE--            FUND--         CAPITALIZATION--     GROWTH FUND--        FUND--            FUND--           BALANCED
         CLASS II        CLASS 2 SHARES      CLASS 2 SHARES     CLASS 2 SHARES    CLASS 2 SHARES    CLASS 2 SHARES       PORTFOLIO
      ------------------------------------------------------------------------------------------------------------------------------


        $1,261,987          $178,164            $471,067          $1,333,877          $32,770         $1,647,168          $15,546
                --                --                  --                  --               --                 --               --

                --                --                  --                  67               --                327               --



               230                --                  --                  --               --                 11               --
        ----------          --------            --------          ----------          -------         ----------          -------
        $1,261,757          $178,164            $471,067          $1,333,944          $32,770         $1,647,484          $15,546
        ==========          ========            ========          ==========          =======         ==========          =======



        $       --          $     --            $     --          $       --          $    --         $       --          $    --
           380,250                --                  --                  --               --                 --               --
           881,507           178,164             471,067           1,333,944           32,770          1,647,484           15,546
        ----------          --------            --------          ----------          -------         ----------          -------
        $1,261,757          $178,164            $471,067          $1,333,944          $32,770         $1,647,484          $15,546
        ==========          ========            ========          ==========          =======         ==========          =======
        $       --          $     --            $     --          $       --          $    --         $       --          $    --
        ==========          ========            ========          ==========          =======         ==========          =======
        $    12.77          $     --            $     --          $       --          $    --         $    11.64          $    --
        ==========          ========            ========          ==========          =======         ==========          =======
        $    11.68          $  10.71            $  12.39          $    11.19          $  9.84         $    11.89          $ 12.72
        ==========          ========            ========          ==========          =======         ==========          =======


        $1,412,430          $177,813            $432,639          $1,385,767          $34,664         $1,616,421          $15,906
        ==========          ========            ========          ==========          =======         ==========          =======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007


                                                            DELAWARE VIP
                                                            INTERNATIONAL      DREYFUS IP
                                                            VALUE EQUITY       TECHNOLOGY
                                           DAVIS VALUE        SERIES--          GROWTH--
                                            PORTFOLIO      STANDARD CLASS    INITIAL SHARES
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $1,933,653         $402,740          $671,133
  Dividends due and accrued...........             --               --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................             --               --                --

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................             86               --                --
                                           ----------         --------          --------
       Total net assets...............     $1,933,567         $402,740          $671,133
                                           ==========         ========          ========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $       --         $     --          $     --
     Series II Policies...............        150,860               --                --
     Series III Policies..............      1,782,707          402,740           671,133
                                           ----------         --------          --------
       Total net assets...............     $1,933,567         $402,740          $671,133
                                           ==========         ========          ========
     Series I Variable accumulation
       unit value.....................     $       --         $     --          $     --
                                           ==========         ========          ========
     Series II Variable accumulation
       unit value.....................     $    10.97         $     --          $   9.86
                                           ==========         ========          ========
     Series III Variable accumulation
       unit value.....................     $    11.86         $  10.59          $  12.05
                                           ==========         ========          ========


Identified Cost of Investment.........     $1,966,051         $525,502          $577,335
                                           ==========         ========          ========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








        DREYFUS VIF       DWS DREMAN            DWS                            FIDELITY(R) VIP    FIDELITY(R) VIP
        DEVELOPING       SMALL MID CAP       SMALL CAP      FIDELITY(R) VIP        EQUITY-          FREEDOM 2010
         LEADERS--        VALUE VIP--       INDEX VIP--     CONTRAFUND(R)--        INCOME--         PORTFOLIO--
      INITIAL SHARES    CLASS A SHARES    CLASS A SHARES     INITIAL CLASS      INITIAL CLASS      INITIAL SHARES
      -----------------------------------------------------------------------------------------------------------


          $18,873         $1,219,909        $14,371,294       $21,495,260         $9,265,716          $370,924
               --                 --                 --                --                 --                --

               --                 --              1,405               748              3,632                --



               --                 --                 74             1,737                108                20
          -------         ----------        -----------       -----------         ----------          --------
          $18,873         $1,219,909        $14,372,625       $21,494,271         $9,269,240          $370,904
          =======         ==========        ===========       ===========         ==========          ========



          $    --         $       --        $        --       $   305,686         $   59,434          $     --
               20                 --            113,006         1,789,799             11,342            31,099
           18,853          1,219,909         14,259,619        19,398,786          9,198,464           339,805
          -------         ----------        -----------       -----------         ----------          --------
          $18,873         $1,219,909        $14,372,625       $21,494,271         $9,269,240          $370,904
          =======         ==========        ===========       ===========         ==========          ========
          $    --         $       --        $        --       $     23.22         $    15.87          $     --
          =======         ==========        ===========       ===========         ==========          ========
          $ 10.90         $       --        $     14.53       $     20.73         $    17.21          $  10.25
          =======         ==========        ===========       ===========         ==========          ========
          $ 10.05         $     9.29        $     13.49       $     17.02         $    13.98          $  11.96
          =======         ==========        ===========       ===========         ==========          ========


          $22,277         $1,222,265        $15,568,389       $24,244,620         $9,998,144          $364,705
          =======         ==========        ===========       ===========         ==========          ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007




                                         FIDELITY(R) VIP    FIDELITY(R) VIP
                                           FREEDOM 2020       FREEDOM 2030     FIDELITY(R) VIP
                                           PORTFOLIO--        PORTFOLIO--          GROWTH--
                                          INITIAL SHARES     INITIAL SHARES     INITIAL CLASS
                                         -----------------------------------------------------

ASSETS:
  Investments, at net asset value.....       $949,034           $643,537          $4,062,118
  Dividends due and accrued...........             --                 --                  --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................             --                 --               4,186

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................             12                 --                 149
                                             --------           --------          ----------
       Total net assets...............       $949,022           $643,537          $4,066,155
                                             ========           ========          ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................       $     --           $     --          $       --
     Series II Policies...............         18,353                 --             243,532
     Series III Policies..............        930,669            643,537           3,822,623
                                             --------           --------          ----------
       Total net assets...............       $949,022           $643,537          $4,066,155
                                             ========           ========          ==========
     Series I Variable accumulation
       unit value.....................       $     --           $     --          $       --
                                             ========           ========          ==========
     Series II Variable accumulation
       unit value.....................       $  10.98           $     --          $    14.79
                                             ========           ========          ==========
     Series III Variable accumulation
       unit value.....................       $  12.33           $  12.29          $    14.23
                                             ========           ========          ==========


Identified Cost of Investment.........       $958,179           $640,373          $3,211,575
                                             ========           ========          ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                                                                             JANUS ASPEN
                       FIDELITY(R) VIP                                    FIDELITY(R) VIP      SERIES        JANUS ASPEN
      FIDELITY(R) VIP     INVESTMENT    FIDELITY(R) VIP  FIDELITY(R) VIP       VALUE         BALANCED--    SERIES FORTY--
        INDEX 500--      GRADE BOND--      MID-CAP--        OVERSEAS--      STRATEGIES--    INSTITUTIONAL   INSTITUTIONAL
       INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   SERVICE CLASS 2      SHARES          SHARES
      -------------------------------------------------------------------------------------------------------------------


        $33,238,527       $6,518,681      $23,349,238      $13,654,042        $432,073       $16,907,636     $7,520,627
                 --               --               --               --              --                --             --

              1,419              128            4,526            2,511              14                --             --



                229            1,274              757               89              --            20,220             --
        -----------       ----------      -----------      -----------        --------       -----------     ----------
        $33,239,717       $6,517,535      $23,353,007      $13,656,464        $432,087       $16,887,416     $7,520,627
        ===========       ==========      ===========      ===========        ========       ===========     ==========


        $        --       $       --      $        --      $        --        $     --       $10,243,191     $       --
            335,794        2,001,044        1,152,239          156,211              --         1,993,745             --
         32,903,923        4,516,491       22,200,768       13,500,253         432,087         4,650,480      7,520,627
        -----------       ----------      -----------      -----------        --------       -----------     ----------
        $33,239,717       $6,517,535      $23,353,007      $13,656,464        $432,087       $16,887,416     $7,520,627
        ===========       ==========      ===========      ===========        ========       ===========     ==========
        $        --       $       --      $        --      $        --        $     --       $     20.35     $       --
        ===========       ==========      ===========      ===========        ========       ===========     ==========
        $     16.91       $    13.11      $     22.77      $     15.59        $     --       $     15.04     $       --
        ===========       ==========      ===========      ===========        ========       ===========     ==========
        $     13.75       $    11.52      $     17.87      $     17.25        $  14.89       $     14.03     $    15.33
        ===========       ==========      ===========      ===========        ========       ===========     ==========


        $30,505,556       $6,412,594      $21,541,752      $12,398,183        $441,018       $14,166,028     $5,591,276
        ===========       ==========      ===========      ===========        ========       ===========     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007


                                                             JANUS ASPEN
                                           JANUS ASPEN         SERIES
                                         SERIES MID CAP       WORLDWIDE           LAZARD
                                            GROWTH--          GROWTH--          RETIREMENT
                                          INSTITUTIONAL     INSTITUTIONAL      INTERNATIONAL
                                             SHARES            SHARES        EQUITY PORTFOLIO
                                         ----------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $7,996,166        $1,045,758         $3,086,398
  Dividends due and accrued...........             --                --                 --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          1,506               596                 --

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................             --               513                 10
                                           ----------        ----------         ----------
       Total net assets...............     $7,997,672        $1,045,841         $3,086,388
                                           ==========        ==========         ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $       --        $  296,417         $       --
     Series II Policies...............             --                --                 --
     Series III Policies..............      7,997,672           749,424          3,086,388
                                           ----------        ----------         ----------
       Total net assets...............     $7,997,672        $1,045,841         $3,086,388
                                           ==========        ==========         ==========
     Series I Variable accumulation
       unit value.....................     $       --        $    14.55         $       --
                                           ==========        ==========         ==========
     Series II Variable accumulation
       unit value.....................     $       --        $    10.53         $    10.55
                                           ==========        ==========         ==========
     Series III Variable accumulation
       unit value.....................     $    17.44        $    13.36         $    14.76
                                           ==========        ==========         ==========


Identified Cost of Investment.........     $6,603,157        $  872,086         $3,312,490
                                           ==========        ==========         ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                        LVIP BARON                                                                        MORGAN STANLEY
        LORD ABBETT       GROWTH                          MFS(R) NEW                      MORGAN STANLEY   UIF EMERGING
       SERIES FUND--   OPPORTUNITIES  MFS(R) INVESTORS     DISCOVERY    MFS(R) UTILITIES   UIF EMERGING       MARKETS
       MID-CAP VALUE   FUND--SERVICE   TRUST SERIES--      SERIES--         SERIES--      MARKETS DEBT--     EQUITY--
         PORTFOLIO     CLASS SHARES     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS       CLASS I         CLASS I
      ------------------------------------------------------------------------------------------------------------------


        $13,567,283     $2,828,103        $209,841          $8,660         $1,285,478        $732,679       $8,611,007
                 --             --              --              --                 --              --               --

                305          1,151              --              --                160              22               65



                121             89             137              --                 31              87              560
        -----------     ----------        --------          ------         ----------        --------       ----------
        $13,567,467     $2,829,165        $209,704          $8,660         $1,285,607        $732,614       $8,610,512
        ===========     ==========        ========          ======         ==========        ========       ==========



        $        --     $       --        $     --          $   --         $       --        $     --       $   80,395
            188,150        144,276         209,704              --             27,620         132,147          572,456
         13,379,317      2,684,889              --           8,660          1,257,987         600,467        7,957,661
        -----------     ----------        --------          ------         ----------        --------       ----------
        $13,567,467     $2,829,165        $209,704          $8,660         $1,285,607        $732,614       $8,610,512
        ===========     ==========        ========          ======         ==========        ========       ==========
        $        --     $       --        $     --          $   --         $       --        $     --       $    32.35
        ===========     ==========        ========          ======         ==========        ========       ==========
        $     18.10     $    10.86        $  17.09          $   --         $    17.45        $  13.31       $    23.32
        ===========     ==========        ========          ======         ==========        ========       ==========
        $     14.15     $    11.99        $     --          $12.14         $    19.28        $  14.35       $    28.72
        ===========     ==========        ========          ======         ==========        ========       ==========


        $15,674,949     $2,947,640        $142,201          $8,077         $1,071,503        $745,652       $6,445,635
        ===========     ==========        ========          ======         ==========        ========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007



                                         MORGAN STANLEY       PIMCO LOW        PIMCO REAL
                                          UIF U.S. REAL      DURATION--         RETURN--
                                            ESTATE--       ADMINISTRATIVE    ADMINISTRATIVE
                                             CLASS I        CLASS SHARES      CLASS SHARES
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $11,865,621        $413,947         $4,860,716
  Dividends due and accrued...........              --           1,576             17,549
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................             170              --                161

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................             294              --                 67
                                           -----------        --------         ----------
       Total net assets...............     $11,865,497        $415,523         $4,878,359
                                           ===========        ========         ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $        --        $     --         $       --
     Series II Policies...............         466,141             364            102,830
     Series III Policies..............      11,399,356         415,159          4,775,529
                                           -----------        --------         ----------
       Total net assets...............     $11,865,497        $415,523         $4,878,359
                                           ===========        ========         ==========
     Series I Variable accumulation
       unit value.....................     $        --        $     --         $       --
                                           ===========        ========         ==========
     Series II Variable accumulation
       unit value.....................     $     22.41        $  10.12         $    11.50
                                           ===========        ========         ==========
     Series III Variable accumulation
       unit value.....................     $     18.32        $  11.31         $    11.59
                                           ===========        ========         ==========


Identified Cost of Investment.........     $14,876,550        $402,738         $4,685,009
                                           ===========        ========         ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I







                                               ROYCE             ROYCE
        PIMCO TOTAL       PIMCO U.S.         MICRO-CAP         SMALL-CAP       T. ROWE PRICE
         RETURN--        GOVERNMENT--       PORTFOLIO--       PORTFOLIO--        BLUE CHIP       T. ROWE PRICE     T. ROWE PRICE
      ADMINISTRATIVE    ADMINISTRATIVE      INVESTMENT        INVESTMENT          GROWTH         EQUITY INCOME       INDEX 500
       CLASS SHARES      CLASS SHARES          CLASS             CLASS           PORTFOLIO         PORTFOLIO         PORTFOLIO
      --------------------------------------------------------------------------------------------------------------------------


        $24,315,020         $42,430         $3,706,973        $3,796,211        $8,876,661        $23,689,880        $441,738
             92,456             151                 --                --                --                 --              --

              5,037              --                 22               361                65                646              57



                 --              --                228                --                --              2,520              --
        -----------         -------         ----------        ----------        ----------        -----------        --------
        $24,412,513         $42,581         $3,706,767        $3,796,572        $8,876,726        $23,688,006        $441,795
        ===========         =======         ==========        ==========        ==========        ===========        ========



        $        --         $    --         $       --        $       --        $       --        $   657,502        $     --
                 --              --            337,749                --                --          2,151,991              --
         24,412,513          42,581          3,369,018         3,796,572         8,876,726         20,878,513         441,795
        -----------         -------         ----------        ----------        ----------        -----------        --------
        $24,412,513         $42,581         $3,706,767        $3,796,572        $8,876,726        $23,688,006        $441,795
        ===========         =======         ==========        ==========        ==========        ===========        ========
        $        --         $    --         $       --        $       --        $       --        $     17.64        $     --
        ===========         =======         ==========        ==========        ==========        ===========        ========
        $     10.65         $    --         $    15.37        $    10.50        $    12.64        $     15.26        $     --
        ===========         =======         ==========        ==========        ==========        ===========        ========
        $     11.97         $ 11.91         $    15.49        $    11.47        $    14.36        $     14.23        $  12.82
        ===========         =======         ==========        ==========        ==========        ===========        ========


        $23,398,909         $40,006         $3,944,355        $4,071,181        $7,890,079        $24,256,475        $421,843
        ===========         =======         ==========        ==========        ==========        ===========        ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007




                                                                               T. ROWE PRICE
                                          T. ROWE PRICE      T. ROWE PRICE      NEW AMERICA
                                          INTERNATIONAL      LIMITED-TERM         GROWTH
                                         STOCK PORTFOLIO    BOND PORTFOLIO       PORTFOLIO
                                         ---------------------------------------------------

ASSETS:
  Investments, at net asset value.....      $2,149,545        $1,719,348        $2,912,321
  Dividends due and accrued...........              --             5,802                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................              --                85                99

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................             310                79               162
                                            ----------        ----------        ----------
       Total net assets...............      $2,149,235        $1,725,156        $2,912,258
                                            ==========        ==========        ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................      $       --        $       --        $       --
     Series II Policies...............         477,478           121,010           246,854
     Series III Policies..............       1,671,757         1,604,146         2,665,404
                                            ----------        ----------        ----------
       Total net assets...............      $2,149,235        $1,725,156        $2,912,258
                                            ==========        ==========        ==========
     Series I Variable accumulation
       unit value.....................      $       --        $       --        $       --
                                            ==========        ==========        ==========
     Series II Variable accumulation
       unit value.....................      $    17.47        $    11.80        $    13.85
                                            ==========        ==========        ==========
     Series III Variable accumulation
       unit value.....................      $    17.45        $    11.23        $    13.17
                                            ==========        ==========        ==========


Identified Cost of Investment.........      $2,037,835        $1,704,010        $2,958,444
                                            ==========        ==========        ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








       T. ROWE PRICE        VAN ECK          VAN ECK WIT
         PERSONAL          WORLDWIDE          WORLDWIDE
         STRATEGY           ABSOLUTE         BOND FUND--
         BALANCED       RETURN--INITIAL     INITIAL CLASS
         PORTFOLIO        CLASS SHARES         SHARES
      ---------------------------------------------------


        $13,558,312         $306,411           $  142
                 --               --               --

                170               --               --



                 --               --               --
        -----------         --------           ------
        $13,558,482         $306,411           $  142
        ===========         ========           ======



        $        --         $     --           $   --
                 --               --               --
         13,558,482          306,411              142
        -----------         --------           ------
        $13,558,482         $306,411           $  142
        ===========         ========           ======
        $        --         $     --           $   --
        ===========         ========           ======
        $        --         $     --           $   --
        ===========         ========           ======
        $     13.99         $  11.23           $10.26
        ===========         ========           ======


        $14,444,687         $296,228           $  139
        ===========         ========           ======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2007





                                                            MAINSTAY VP
                                            MAINSTAY VP       CAPITAL       MAINSTAY VP
                                              BOND--      APPRECIATION--       CASH
                                           INITIAL CLASS   INITIAL CLASS    MANAGEMENT
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $    55,941    $     25,963    $  4,899,188
  Mortality and expense risk charges....         (6,397)        (81,917)       (445,826)
                                            -----------    ------------    ------------
       Net investment income (loss).....         49,544         (55,954)      4,453,362
                                            -----------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      1,300,212      18,561,771      49,411,029
  Cost of investments sold..............     (1,248,473)    (16,411,752)    (49,411,700)
                                            -----------    ------------    ------------
       Net realized gain (loss) on
          investments...................         51,739       2,150,019            (671)
  Realized gain distribution received...             --              --              --
  Change in unrealized appreciation
     (depreciation) on investments......         (7,623)        145,687           1,156
                                            -----------    ------------    ------------
       Net gain (loss) on investments...         44,116       2,295,706             485
                                            -----------    ------------    ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $    93,660    $  2,239,752    $  4,453,847
                                            ===========    ============    ============








                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                           INTERNATIONAL     LARGE CAP        MID CAP
                                             EQUITY--        GROWTH--         CORE--
                                           INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $    491,233      $     27       $   281,639
  Mortality and expense risk charges....       (481,085)         (865)         (201,515)
                                           ------------      --------       -----------
       Net investment income (loss).....         10,148          (838)           80,124
                                           ------------      --------       -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     35,015,016        74,064         8,848,706
  Cost of investments sold..............    (22,402,821)      (59,508)       (7,618,809)
                                           ------------      --------       -----------
       Net realized gain (loss) on
          investments...................     12,612,195        14,556         1,229,897
  Realized gain distribution received...      4,557,324            --         6,841,998
  Change in unrealized appreciation
     (depreciation) on investments......    (12,690,627)       11,241        (5,175,300)
                                           ------------      --------       -----------
       Net gain (loss) on investments...      4,478,892        25,797         2,896,595
                                           ------------      --------       -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $  4,489,040      $ 24,959       $ 2,976,719
                                           ============      ========       ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                                                          MAINSTAY VP
        MAINSTAY VP                                                       HIGH YIELD      MAINSTAY VP      MAINSTAY VP
          COMMON        MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      CORPORATE      ICAP SELECT      INCOME AND
          STOCK--      CONVERTIBLE--   FLOATING RATE--   GOVERNMENT--       BOND--         EQUITY--         GROWTH--
       INITIAL CLASS   INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


        $ 1,373,921      $ 13,432         $  34,586        $ 44,441       $   970,498      $     923       $      489
           (278,073)       (1,575)           (2,342)         (3,347)          (50,431)        (1,324)             (70)
        -----------      --------         ---------        --------       -----------      ---------       ----------
          1,095,848        11,857            32,244          41,094           920,067           (401)             419
        -----------      --------         ---------        --------       -----------      ---------       ----------


            984,418        55,819           245,476          60,922         3,180,382        215,349        1,020,668
           (745,435)      (49,519)         (250,235)        (59,767)       (2,913,076)      (176,955)        (895,894)
        -----------      --------         ---------        --------       -----------      ---------       ----------
            238,983         6,300            (4,759)          1,155           267,306         38,394          124,774
          8,180,167        15,042                --              --                --          6,098            3,199

         (4,406,055)       36,845           (17,244)          9,531        (1,063,401)       (32,808)        (128,357)
        -----------      --------         ---------        --------       -----------      ---------       ----------
          4,013,095        58,187           (22,003)         10,686          (796,095)        11,684             (384)
        -----------      --------         ---------        --------       -----------      ---------       ----------

        $ 5,108,943      $ 70,044         $  10,241        $ 51,780       $   123,972      $  11,283       $       35
        ===========      ========         =========        ========       ===========      =========       ==========








        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                                        AIM V.I.
          MID CAP         MID CAP         S&P 500        SMALL CAP      MAINSTAY VP     MAINSTAY VP         GLOBAL
         GROWTH--         VALUE--         INDEX--        GROWTH--     TOTAL RETURN--      VALUE--     REAL ESTATE FUND--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    SERIES I SHARES
      ------------------------------------------------------------------------------------------------------------------


        $        --     $   690,452    $  2,953,866     $        --     $   278,384    $  2,912,581       $    74,949
            (36,119)       (172,053)     (1,142,606)        (15,432)        (63,443)       (484,337)          (12,602)
        -----------     -----------    ------------     -----------     -----------    ------------       -----------
            (36,119)        518,399       1,811,260         (15,432)        214,941       2,428,244            62,347
        -----------     -----------    ------------     -----------     -----------    ------------       -----------


          5,138,164         578,261      12,893,510       1,951,203       1,462,799       7,006,550        10,188,825
         (4,539,411)       (453,744)    (11,561,694)     (1,893,645)     (1,297,850)     (5,936,883)       (9,693,389)
        -----------     -----------    ------------     -----------     -----------    ------------       -----------
            598,753         124,517       1,331,816          57,558         164,949       1,069,667           495,436
            675,569       5,611,736              --         348,722         843,157      15,074,427           178,886

            (10,892)     (7,156,034)      3,169,157        (545,828)       (933,448)    (15,372,929)         (659,466)
        -----------     -----------    ------------     -----------     -----------    ------------       -----------
          1,263,430      (1,419,781)      4,500,973        (139,548)         74,658         771,165            14,856
        -----------     -----------    ------------     -----------     -----------    ------------       -----------

        $ 1,227,311     $  (901,382)   $  6,312,233     $  (154,980)    $   289,599    $  3,199,409       $    77,203
        ===========     ===========    ============     ===========     ===========    ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007




                                              AIM V.I.      ALGER AMERICAN   ALGER AMERICAN
                                            INTERNATIONAL      LEVERAGED          SMALL
                                            GROWTH FUND--      ALLCAP--     CAPITALIZATION--
                                           SERIES I SHARES  CLASS O SHARES   CLASS O SHARES
                                          --------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $  7,733         $     --        $        --
  Mortality and expense risk charges....        (4,096)            (394)           (10,878)
                                              --------         --------        -----------
       Net investment income (loss).....         3,637             (394)           (10,878)
                                              --------         --------        -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        35,891          120,398          1,810,894
  Cost of investments sold..............       (28,367)         (86,911)        (1,445,034)
                                              --------         --------        -----------
       Net realized gain (loss) on
          investments...................         7,524           33,487            365,860
  Realized gain distribution received...            --               --                 --
  Change in unrealized appreciation
     (depreciation) on investments......        70,343           (6,110)            47,289
                                              --------         --------        -----------
       Net gain (loss) on investments...        77,867           27,377            413,149
                                              --------         --------        -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $ 81,504         $ 26,983        $   402,271
                                              ========         ========        ===========






                                                                               DELAWARE VIP
                                                                               INTERNATIONAL
                                            CVS CALVERT                        VALUE EQUITY
                                              SOCIAL                             SERIES--
                                             BALANCED         DAVIS VALUE        STANDARD
                                             PORTFOLIO         PORTFOLIO         CLASS(a)
                                          --------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $   382          $  22,290         $   7,678
  Mortality and expense risk charges....          (78)            (5,403)           (1,644)
                                              -------          ---------         ---------
       Net investment income (loss).....          304             16,887             6,034
                                              -------          ---------         ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        7,110            416,630             4,164
  Cost of investments sold..............       (6,784)          (372,188)           (5,900)
                                              -------          ---------         ---------
       Net realized gain (loss) on
          investments...................          326             44,442            (1,736)
  Realized gain distribution received...          874             75,773           136,377
  Change in unrealized appreciation
     (depreciation) on investments......       (1,059)           (75,021)         (122,761)
                                              -------          ---------         ---------
       Net gain (loss) on investments...          141             45,194            11,880
                                              -------          ---------         ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $   445          $  62,081         $  17,914
                                              =======          =========         =========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









         ALLIANCE
         BERNSTEIN
            VPS
       INTERNATIONAL
           VALUE         AMERICAN       AMERICAN FUNDS      AMERICAN FUNDS                      AMERICAN FUNDS      AMERICAN FUNDS
        PORTFOLIO--    CENTURY(R) VP   ASSET ALLOCATION      GLOBAL SMALL     AMERICAN FUNDS     GROWTH-INCOME       INTERNATIONAL
          CLASS A         VALUE--           FUND--         CAPITALIZATION--    GROWTH FUND--        FUND--              FUND--
         SHARES(d)       CLASS II      CLASS 2 SHARES(a)   CLASS 2 SHARES(a)  CLASS 2 SHARES   CLASS 2 SHARES(b)   CLASS 2 SHARES(a)
      ------------------------------------------------------------------------------------------------------------------------------


         $     --        $  17,273          $ 3,790             $12,619          $  10,042          $   461            $  23,442
           (1,124)          (4,600)            (735)             (1,954)            (2,859)             (69)              (4,337)
         --------        ---------          -------             -------          ---------          -------            ---------
           (1,124)          12,673            3,055              10,665              7,183              392               19,105
         --------        ---------          -------             -------          ---------          -------            ---------


           18,121          164,255            1,850               5,343            322,358              270              301,966
          (18,855)        (153,187)          (1,768)             (4,693)          (343,152)            (277)            (298,153)
         --------        ---------          -------             -------          ---------          -------            ---------
             (734)          11,068               82                 650            (20,794)              (7)               3,813
               --           97,559            5,424              32,110             81,469              530               81,339

            4,294         (202,705)             351              38,429            (51,868)          (1,894)              30,747
         --------        ---------          -------             -------          ---------          -------            ---------
            3,560          (94,078)           5,857              71,189              8,807           (1,371)             115,899
         --------        ---------          -------             -------          ---------          -------            ---------

         $  2,436        $ (81,405)         $ 8,912             $81,854          $  15,990          $  (979)           $ 135,004
         ========        =========          =======             =======          =========          =======            =========







                                                              DWS DREMAN
        DREYFUS IP      DREYFUS VIF       DREYFUS VIF        SMALL MID CAP          DWS
        TECHNOLOGY      DEVELOPING         EMERGING           VALUE VIP--        SMALL CAP      FIDELITY(R) VIP     FIDELITY(R) VIP
         GROWTH--        LEADERS--         LEADERS--            CLASS A         INDEX VIP--     CONTRAFUND(R)--     EQUITY-INCOME--
      INITIAL SHARES  INITIAL SHARES    INITIAL SHARES         SHARES(c)      CLASS A SHARES     INITIAL CLASS       INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------------


         $     --        $    163          $      --            $    --        $    167,757       $   190,851         $   175,368
           (2,291)           (104)              (189)              (128)            (76,337)          (69,399)            (39,779)
         --------        --------          ---------            -------        ------------       -----------         -----------
           (2,291)             59               (189)              (128)             91,420           121,452             135,589
         --------        --------          ---------            -------        ------------       -----------         -----------


           61,100          13,475            181,935              4,164          17,875,200         1,843,303           1,830,178
          (48,821)        (12,682)          (176,784)            (4,395)        (16,833,413)       (1,508,251)         (1,604,353)
         --------        --------          ---------            -------        ------------       -----------         -----------
           12,279             793              5,151               (231)          1,041,787           335,052             225,825
               --           2,856                169                 --           1,229,389         5,071,408             773,547

           60,148          (5,994)            (2,357)            (2,356)         (2,657,066)       (2,838,489)         (1,012,516)
         --------        --------          ---------            -------        ------------       -----------         -----------
           72,427          (2,345)             2,963             (2,587)           (385,890)        2,567,971             (13,144)
         --------        --------          ---------            -------        ------------       -----------         -----------

         $ 70,136        $ (2,286)         $   2,774            $(2,715)       $   (294,470)      $ 2,689,423         $   122,445
         ========        ========          =========            =======        ============       ===========         ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007




                                            FIDELITY(R) VIP     FIDELITY(R) VIP     FIDELITY(R) VIP
                                             FREEDOM 2010        FREEDOM 2020        FREEDOM 2030
                                              PORTFOLIO--         PORTFOLIO--         PORTFOLIO--
                                            INITIAL SHARES      INITIAL SHARES      INITIAL SHARES
                                          ----------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................       $   9,009           $ 19,655            $  13,276
  Mortality and expense risk charges....          (1,626)            (1,998)              (3,114)
                                               ---------           --------            ---------
       Net investment income (loss).....           7,383             17,657               10,162
                                               ---------           --------            ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....         262,454             78,570              280,582
  Cost of investments sold..............        (251,238)           (73,207)            (240,474)
                                               ---------           --------            ---------
       Net realized gain (loss) on
          investments...................          11,216              5,363               40,108
  Realized gain distribution received...           8,829             23,222               24,125
  Change in unrealized appreciation
     (depreciation) on investments......             941            (14,354)              (9,868)
                                               ---------           --------            ---------
       Net gain (loss) on investments...          20,986             14,231               54,365
                                               ---------           --------            ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................       $  28,369           $ 31,888            $  64,527
                                               =========           ========            =========






                                                                                      JANUS ASPEN
                                                                  JANUS ASPEN           SERIES
                                              JANUS ASPEN       SERIES MID CAP         WORLDWIDE
                                            SERIES FORTY--         GROWTH--            GROWTH--
                                             INSTITUTIONAL       INSTITUTIONAL       INSTITUTIONAL
                                                SHARES              SHARES              SHARES
                                          ----------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $   21,200          $    15,540          $  7,582
  Mortality and expense risk charges....         (22,361)             (30,089)           (4,856)
                                              ----------          -----------          --------
       Net investment income (loss).....          (1,161)             (14,549)            2,726
                                              ----------          -----------          --------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....         597,107            1,551,081            73,520
  Cost of investments sold..............        (511,682)          (1,129,848)          (53,516)
                                              ----------          -----------          --------
       Net realized gain (loss) on
          investments...................          85,425              421,233            20,004
  Realized gain distribution received...              --               35,244                --
  Change in unrealized appreciation
     (depreciation) on investments......       1,684,401              796,882            58,831
                                              ----------          -----------          --------
       Net gain (loss) on investments...       1,769,826            1,253,359            78,835
                                              ----------          -----------          --------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $1,768,665          $ 1,238,810          $ 81,561
                                              ==========          ===========          ========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                                FIDELITY(R) VIP
        FIDELITY(R) VIP     FIDELITY(R) VIP       INVESTMENT        FIDELITY(R) VIP     FIDELITY(R) VIP
           GROWTH--           INDEX 500--        GRADE BOND--          MID-CAP--          OVERSEAS--
         INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
      --------------------------------------------------------------------------------------------------


           $  26,229          $ 1,143,920         $   208,259         $   194,469         $   458,485
             (14,339)            (139,986)            (20,478)            (92,536)            (67,249)
           ---------          -----------         -----------         -----------         -----------
              11,890            1,003,934             187,781             101,933             391,236
           ---------          -----------         -----------         -----------         -----------


             303,641            7,759,098           1,846,525           4,071,318           8,174,242
            (234,131)          (5,979,341)         (1,883,753)         (3,270,783)         (6,760,347)
           ---------          -----------         -----------         -----------         -----------
              69,510            1,779,757             (37,228)            800,535           1,413,895
               3,323                   --                  --           1,777,300             947,800

             667,164           (1,282,767)             69,653             306,951            (370,320)
           ---------          -----------         -----------         -----------         -----------
             739,997              496,990              32,425           2,884,786           1,991,375
           ---------          -----------         -----------         -----------         -----------

           $ 751,887          $ 1,500,924         $   220,206         $ 2,986,719         $ 2,382,611
           =========          ===========         ===========         ===========         ===========


        FIDELITY(R)
            VIP          JANUS ASPEN
           VALUE           SERIES
       STRATEGIES--      BALANCED--
       SERVICE CLASS    INSTITUTIONAL
             2             SHARES
      --------------------------------

         $  2,146        $  399,461
           (1,385)          (88,756)
         --------        ----------
              761           310,705
         --------        ----------

           16,690           519,503
          (16,907)         (450,868)
         --------        ----------
             (217)           68,635
           30,612                --
          (18,929)        1,030,773
         --------        ----------
           11,466         1,099,408
         --------        ----------

         $ 12,227        $1,410,113
         ========        ==========





                                                  LVIP BARON
            LAZARD            LORD ABBETT           GROWTH                                MFS(R) NEW
          RETIREMENT         SERIES FUND--       OPPORTUNITIES     MFS(R) INVESTORS        DISCOVERY
         INTERNATIONAL       MID-CAP VALUE       FUND--SERVICE      TRUST SERIES--         SERIES--
       EQUITY PORTFOLIO        PORTFOLIO         CLASS SHARES        INITIAL CLASS       INITIAL CLASS
      --------------------------------------------------------------------------------------------------


           $  75,517          $    61,726          $      --            $ 1,671             $    --
              (9,048)             (54,189)            (6,007)              (510)                (45)
           ---------          -----------          ---------            -------             -------
              66,469                7,537             (6,007)             1,161                 (45)
           ---------          -----------          ---------            -------             -------


             330,437            4,118,292            252,618              4,178               7,224
            (336,623)          (3,772,342)          (239,947)            (2,598)             (6,124)
           ---------          -----------          ---------            -------             -------
              (6,186)             345,950             12,671              1,580               1,100
             512,480            1,814,743            154,836              1,695               1,075

            (293,853)          (2,301,048)          (175,271)            14,901              (1,382)
           ---------          -----------          ---------            -------             -------
             212,441             (140,355)            (7,764)            18,176                 793
           ---------          -----------          ---------            -------             -------

           $ 278,910          $  (132,818)         $ (13,771)           $19,337             $   748
           =========          ===========          =========            =======             =======


                            MORGAN STANLEY
       MFS(R) UTILITIES      UIF EMERGING
           SERIES--         MARKETS DEBT--
         INITIAL CLASS          CLASS I
      --------------------------------------

           $   9,044           $  41,348
              (4,407)             (2,127)
           ---------           ---------
               4,637              39,221
           ---------           ---------

             212,011             124,410
            (178,565)           (126,118)
           ---------           ---------
              33,446              (1,708)
              65,558              17,667
             130,901             (21,423)
           ---------           ---------
             229,905              (5,464)
           ---------           ---------

           $ 234,542           $  33,757
           =========           =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007



                                          MORGAN STANLEY
                                           UIF EMERGING   MORGAN STANLEY     PIMCO LOW
                                              MARKETS      UIF U.S. REAL    DURATION--
                                             EQUITY--        ESTATE--     ADMINISTRATIVE
                                              CLASS I         CLASS I      CLASS SHARES
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   22,710      $   120,268      $ 16,583
  Mortality and expense risk charges....       (25,157)         (40,655)       (1,485)
                                            ----------      -----------      --------
       Net investment income (loss).....        (2,447)          79,613        15,098
                                            ----------      -----------      --------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       464,980        2,745,880        29,912
  Cost of investments sold..............      (212,754)      (2,146,067)      (29,524)
                                            ----------      -----------      --------
       Net realized gain (loss) on
          investments...................       252,226          599,813           388
  Realized gain distribution received...       579,373          939,199            --
  Change in unrealized appreciation
     (depreciation) on investments......     1,112,724       (3,980,199)       10,318
                                            ----------      -----------      --------
       Net gain (loss) on investments...     1,944,323       (2,441,187)       10,706
                                            ----------      -----------      --------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $1,941,876      $(2,361,574)     $ 25,804
                                            ==========      ===========      ========








                                                           T. ROWE PRICE
                                           T. ROWE PRICE   INTERNATIONAL   T. ROWE PRICE
                                             INDEX 500         STOCK       LIMITED-TERM
                                             PORTFOLIO       PORTFOLIO    BOND PORTFOLIO
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $  6,165        $  29,380       $  51,154
  Mortality and expense risk charges....       (1,595)          (6,635)         (4,591)
                                             --------        ---------       ---------
       Net investment income (loss).....        4,570           22,745          46,563
                                             --------        ---------       ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       19,477          135,302         450,266
  Cost of investments sold..............      (15,969)        (103,908)       (446,830)
                                             --------        ---------       ---------
       Net realized gain (loss) on
          investments...................        3,508           31,394           3,436
  Realized gain distribution received...           --          236,089              --
  Change in unrealized appreciation
     (depreciation) on investments......        8,346          (95,152)         11,238
                                             --------        ---------       ---------
       Net gain (loss) on investments...       11,854          172,331          14,674
                                             --------        ---------       ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $ 16,424        $ 195,076       $  61,237
                                             ========        =========       =========




Not all Investment Divisions are available under all policies.
(a) For the period January 2007 (Commencement of Investments) through December 2007.
(b) For the period May 2007 (Commencement of Investments) through December 2007.
(c) For the period June 2007 (Commencement of Investments) through December
    2007.
(d) For the period July 2007 (Commencement of Investments) through December
    2007.
(e) For the period October 2007 (Commencement of Investments) through December 2007.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                                               ROYCE           ROYCE
        PIMCO REAL        PIMCO TOTAL       PIMCO U.S.       MICRO-CAP       SMALL-CAP     T. ROWE PRICE
         RETURN--          RETURN--        GOVERNMENT--     PORTFOLIO--     PORTFOLIO--      BLUE CHIP      T. ROWE PRICE
      ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE    INVESTMENT      INVESTMENT        GROWTH        EQUITY INCOME
       CLASS SHARES      CLASS SHARES      CLASS SHARES        CLASS           CLASS         PORTFOLIO        PORTFOLIO
      --------------------------------------------------------------------------------------------------------------------


        $   171,208       $   979,748        $   2,058       $  55,192       $   1,969      $    37,247      $   360,729
            (15,827)          (90,147)            (277)        (12,532)        (11,973)         (35,272)         (81,608)
        -----------       -----------        ---------       ---------       ---------      -----------      -----------
            155,381           889,601            1,781          42,660         (10,004)           1,975          279,121
        -----------       -----------        ---------       ---------       ---------      -----------      -----------


            988,652         8,042,482          585,126         549,514         288,010        3,158,367        4,662,732
         (1,065,899)       (8,244,524)        (590,216)       (444,326)       (275,235)      (2,508,063)      (3,991,566)
        -----------       -----------        ---------       ---------       ---------      -----------      -----------
            (77,247)         (202,042)          (5,090)        105,188          12,775          650,304          671,166
             11,107                --               --         314,497         171,318               --        1,310,707

            315,800         1,114,403           11,978        (360,610)       (341,247)         231,054       (1,931,299)
        -----------       -----------        ---------       ---------       ---------      -----------      -----------
            249,660           912,361            6,888          59,075        (157,154)         881,358           50,574
        -----------       -----------        ---------       ---------       ---------      -----------      -----------

        $   405,041       $ 1,801,962        $   8,669       $ 101,735       $(167,158)     $   883,333      $   329,695
        ===========       ===========        =========       =========       =========      ===========      ===========






                                              VAN ECK
                         T. ROWE PRICE       WORLDWIDE      VAN ECK WIT
       T. ROWE PRICE       PERSONAL          ABSOLUTE     WORLDWIDE BOND
        NEW AMERICA        STRATEGY        RETURN--INI-    FUND--INITIAL
          GROWTH           BALANCED            TIAL            CLASS
         PORTFOLIO         PORTFOLIO       CLASS SHARES      SHARES(E)
      ------------------------------------------------------------------


         $      --       $    297,686         $ 1,848           $--
            (6,497)           (63,362)         (1,321)           --
         ---------       ------------         -------           ---
            (6,497)           234,324             527            --
         ---------       ------------         -------           ---


           668,036         14,704,778           6,553            --
          (585,397)       (13,277,461)         (5,933)           --
         ---------       ------------         -------           ---
            82,639          1,427,317             620            --
           219,632          1,242,621           6,351            --

          (110,880)        (1,682,804)            361             4
         ---------       ------------         -------           ---
           191,391            987,134           7,332             4
         ---------       ------------         -------           ---

         $ 184,894       $  1,221,458         $ 7,859           $ 4
         =========       ============         =======           ===





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2007
and December 31, 2006




                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                            BOND--                      CAPITAL APPRECIATION--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    49,544       $    (8,568)      $   (55,954)     $    (18,386)
     Net realized gain (loss) on investments................          51,739           (41,551)        2,150,019           815,618
     Realized gain distribution received....................              --                --                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................          (7,623)          185,215           145,687           (86,249)
                                                                 -----------       -----------       -----------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................          93,660           135,096         2,239,752           710,983
                                                                 -----------       -----------       -----------      ------------
  Contributions and (withdrawals):
     Payments received from policyowners....................         313,459         1,116,821            14,160         3,931,846
     Cost of insurance......................................         (22,746)         (143,367)         (137,458)         (214,434)
     Policyowners' surrenders...............................      (1,071,643)             (142)         (870,721)           (8,996)
     Net transfers from (to) Fixed Account..................         155,672        (1,689,903)       (4,856,385)      (11,520,845)
     Transfers between Investment Divisions.................          14,995        (4,795,568)          471,308        11,090,572
     Policyowners' death benefits...........................         (32,772)               --                --                --
                                                                 -----------       -----------       -----------      ------------
       Net contributions and (withdrawals)..................        (643,035)       (5,512,159)       (5,379,096)        3,278,143
                                                                 -----------       -----------       -----------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................               3              (257)           (1,252)             (936)
                                                                 -----------       -----------       -----------      ------------
          Increase (decrease) in net assets.................        (549,372)       (5,377,320)       (3,140,596)        3,988,190
NET ASSETS:
     Beginning of year......................................       2,257,209         7,634,529        22,881,836        18,893,646
                                                                 -----------       -----------       -----------      ------------
     End of year............................................     $ 1,707,837       $ 2,257,209       $19,741,240      $ 22,881,836
                                                                 ===========       ===========       ===========      ============





                                                                                                              MAINSTAY VP
                                                                          MAINSTAY VP                         HIGH YIELD
                                                                         GOVERNMENT--                      CORPORATE BOND--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   41,094        $    (2,108)      $   920,067       $    77,588
     Net realized gain (loss) on investments................          1,155             10,673           267,306           699,507
     Realized gain distribution received....................             --                 --                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................          9,531             24,090        (1,063,401)          (24,458)
                                                                 ----------        -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................         51,780             32,655           123,972           752,637
                                                                 ----------        -----------       -----------       -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................        166,705            345,346         2,639,430         2,307,423
     Cost of insurance......................................        (12,290)           (32,647)          (99,489)         (146,105)
     Policyowners' surrenders...............................             --               (995)          (14,272)             (261)
     Net transfers from (to) Fixed Account..................        133,880             15,930         5,043,181         1,064,380
     Transfers between Investment Divisions.................        554,008         (1,168,784)        1,187,215        (4,583,772)
     Policyowners' death benefits...........................             --                 --                --                --
                                                                 ----------        -----------       -----------       -----------
       Net contributions and (withdrawals)..................        842,303           (841,150)        8,756,065        (1,358,335)
                                                                 ----------        -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (3)               (50)               (3)             (484)
                                                                 ----------        -----------       -----------       -----------
          Increase (decrease) in net assets.................        894,080           (808,545)        8,880,034          (606,182)
NET ASSETS:
     Beginning of year......................................        463,524          1,272,069         6,265,699         6,871,881
                                                                 ----------        -----------       -----------       -----------
     End of year............................................     $1,357,604        $   463,524       $15,145,733       $ 6,265,699
                                                                 ==========        ===========       ===========       ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2006 (Commencement of Investments) through December 2006.
(b) For the period February 2006 (Commencement of Investments) through December 2006.
(c) For the period July 2006 (Commencement of Investments) through December
    2006.
(d) For the period August 2006 (Commencement of Investments) through December 2006.
(e) For the period December 2006 (Commencement of Investments).
(f) For the period January 2007 (Commencement of Investments) through December 2007.
(g) For the period May 2007 (Commencement of Investments) through December 2007.
(h) For the period June 2007 (Commencement of Investments) through December
    2007.
(i) For the period July 2007 (Commencement of Investments) through December
    2007.
(j) For the period October 2007 (Commencement of Investments) through December 2007.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









                                            MainStay VP                   MainStay VP                   MainStay VP
              MainStay VP                  Common Stock--                Convertible--                Floating Rate--
            Cash Management                Initial Class                 Initial Class                 Initial Class
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007          2006(a)
     -----------------------------------------------------------------------------------------------------------------------



      $  4,453,362   $  1,829,253   $  1,095,848   $    327,293     $ 11,857       $   7,975      $ 32,244       $  7,769
              (671)           203        238,983        171,329        6,300          43,418        (4,759)          (419)
                --             --      8,180,167      2,249,612       15,042              --            --             --

             1,156         (1,504)    (4,406,055)    11,800,476       36,845           6,787       (17,244)            19
      ------------   ------------   ------------   ------------     --------       ---------      --------       --------

         4,453,847      1,827,952      5,108,943     14,548,710       70,044          58,180        10,241          7,369
      ------------   ------------   ------------   ------------     --------       ---------      --------       --------

        62,252,552     63,888,470        277,457        211,274      171,668         170,189       223,391         27,117
        (1,341,349)      (481,788)      (580,608)      (468,286)      (3,608)         (4,430)      (17,877)        (4,760)
          (339,179)    (6,842,290)       (51,755)            --           --              --            --             --
        36,311,103      5,955,052        487,186         53,712      (46,828)       (312,935)        9,617        219,149
       (22,190,128)   (43,004,454)        30,673         28,685          973              --       (70,401)        95,395
           (19,007)            --             --       (144,432)          --              --            --             --
      ------------   ------------   ------------   ------------     --------       ---------      --------       --------
        74,673,992     19,514,990        162,953       (319,047)     122,205        (147,176)      144,730        336,901
      ------------   ------------   ------------   ------------     --------       ---------      --------       --------


            (1,119)          (244)        (2,951)        (9,844)         (28)            (20)           --             --
      ------------   ------------   ------------   ------------     --------       ---------      --------       --------
        79,126,720     21,342,698      5,268,945     14,219,819      192,221         (89,016)      154,971        344,270

        55,810,162     34,467,464    104,206,163     89,986,344      429,748         518,764       344,270             --
      ------------   ------------   ------------   ------------     --------       ---------      --------       --------
      $134,936,882   $ 55,810,162   $109,475,108   $104,206,163     $621,969       $ 429,748      $499,241       $344,270
      ============   ============   ============   ============     ========       =========      ========       ========






              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
          ICAP SELECT EQUITY--          INCOME AND GROWTH--          INTERNATIONAL EQUITY--          LARGE CAP GROWTH--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



        $   (401)      $  (1,428)     $     419     $     1,506   $     10,148    $  (220,860)    $   (838)      $    (963)
          38,394          55,597        124,774          13,395     12,612,195      1,552,756       14,556          16,808
           6,098           1,797          3,199          12,618      4,557,324        847,211           --              --

         (32,808)         26,459       (128,357)        119,342    (12,690,627)    17,641,986       11,241           6,468
        --------       ---------      ---------     -----------   ------------    -----------     --------       ---------

          11,283          82,425             35         146,861      4,489,040     19,821,093       24,959          22,313
        --------       ---------      ---------     -----------   ------------    -----------     --------       ---------

              --          17,289             --          51,404      2,921,345      4,330,330           --          11,450
         (10,731)        (18,036)          (555)        (13,451)    (1,367,748)    (1,526,537)      (6,156)         (9,037)
              --        (306,096)        (2,926)         (4,464)    (1,709,308)       (56,808)          --        (203,162)
          19,003          (5,292)       (19,002)            644    (24,432,096)     8,043,149           --            (841)
             961        (293,498)          (961)     (1,095,151)     2,190,338      1,893,117      (66,997)         (2,987)
              --              --             --              --       (177,491)       (78,149)          --              --
        --------       ---------      ---------     -----------   ------------    -----------     --------       ---------
           9,233        (605,633)       (23,444)     (1,061,018)   (22,574,960)    12,605,102      (73,153)       (204,577)
        --------       ---------      ---------     -----------   ------------    -----------     --------       ---------


             (17)            (89)            --              --         (4,456)       (27,998)         (32)            (41)
        --------       ---------      ---------     -----------   ------------    -----------     --------       ---------
          20,499        (523,297)       (23,409)       (914,157)   (18,090,376)    32,398,197      (48,226)       (182,305)

         180,721         704,018         23,409         937,566     92,335,835     59,937,638      191,977         374,282
        --------       ---------      ---------     -----------   ------------    -----------     --------       ---------
        $201,220       $ 180,721      $      --     $    23,409   $ 74,245,459    $92,335,835     $143,751       $ 191,977
        ========       =========      =========     ===========   ============    ===========     ========       =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006



                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                        MID CAP CORE--                     MID CAP GROWTH--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    80,124       $  (142,123)      $   (36,119)      $  (15,109)
     Net realized gain (loss) on investments................       1,229,897           320,070           598,753           61,748
     Realized gain distribution received....................       6,841,998           410,739           675,569          173,087
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (5,175,300)        7,192,494           (10,892)         256,842
                                                                 -----------       -----------       -----------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................       2,976,719         7,781,180         1,227,311          476,568
                                                                 -----------       -----------       -----------       ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         165,302         3,816,726           780,295        2,049,576
     Cost of insurance......................................        (342,699)         (247,184)          (61,520)         (30,347)
     Policyowners' surrenders...............................          (1,558)          (11,090)             (709)          (9,752)
     Net transfers from (to) Fixed Account..................        (634,155)        7,741,832        (1,015,986)       3,618,876
     Transfers between Investment Divisions.................       2,097,895         5,286,678           209,560        3,279,737
     Policyowners' death benefits...........................              --                --            (8,686)              --
                                                                 -----------       -----------       -----------       ----------
       Net contributions and (withdrawals)..................       1,284,785        16,586,962           (97,046)       8,908,090
                                                                 -----------       -----------       -----------       ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (1,005)           (4,163)               --               --
                                                                 -----------       -----------       -----------       ----------
          Increase (decrease) in net assets.................       4,260,499        24,363,979         1,130,265        9,384,658
NET ASSETS:
     Beginning of year......................................      67,858,880        43,494,901         9,850,911          466,253
                                                                 -----------       -----------       -----------       ----------
     End of year............................................     $72,119,379       $67,858,880       $10,981,176       $9,850,911
                                                                 ===========       ===========       ===========       ==========






                                                                          MainStay VP                       AIM V.I. Global
                                                                            Value--                       Real Estate Fund--
                                                                         Initial Class                      Series I Shares
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007             2006(c)
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $  2,428,244      $    221,110       $    62,347       $   42,115
     Net realized gain (loss) on investments................       1,069,667           685,971           495,436              252
     Realized gain distribution received....................      15,074,427         2,525,048           178,886          150,459
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (15,372,929)       23,026,574          (659,466)         280,711
                                                                ------------      ------------       -----------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................       3,199,409        26,458,703            77,203          473,537
                                                                ------------      ------------       -----------       ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................          10,945         2,350,061            98,087          294,216
     Cost of insurance......................................        (927,070)         (756,975)          (20,599)          (1,073)
     Policyowners' surrenders...............................          (1,533)           (4,382)             (245)              --
     Net transfers from (to) Fixed Account..................         821,111          (186,230)       (5,196,955)       4,812,883
     Transfers between Investment Divisions.................       1,357,045         8,462,624           675,362              591
     Policyowners' death benefits...........................              --                --                --               --
                                                                ------------      ------------       -----------       ----------
       Net contributions and (withdrawals)..................       1,260,498         9,865,098        (4,444,350)       5,106,617
                                                                ------------      ------------       -----------       ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (1,875)          (16,316)                3               --
                                                                ------------      ------------       -----------       ----------
          Increase (decrease) in net assets.................       4,458,032        36,307,485        (4,367,144)       5,580,154
NET ASSETS:
     Beginning of year......................................     173,144,518       136,837,033         5,580,154               --
                                                                ------------      ------------       -----------       ----------
     End of year............................................    $177,602,550      $173,144,518       $ 1,213,010       $5,580,154
                                                                ============      ============       ===========       ==========




Not all Investment Divisions are available under all policies.
(a) For the period January 2006 (Commencement of Investments) through December 2006.
(b) For the period February 2006 (Commencement of Investments) through December 2006.
(c) For the period July 2006 (Commencement of Investments) through December
    2006.
(d) For the period August 2006 (Commencement of Investments) through December 2006.
(e) For the period December 2006 (Commencement of Investments).
(f) For the period January 2007 (Commencement of Investments) through December 2007.
(g) For the period May 2007 (Commencement of Investments) through December 2007.
(h) For the period June 2007 (Commencement of Investments) through December
    2007.
(i) For the period July 2007 (Commencement of Investments) through December
    2007.
(j) For the period October 2007 (Commencement of Investments) through December 2007.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            MID CAP VALUE--               S&P 500 INDEX--              SMALL CAP GROWTH--              TOTAL RETURN--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $   518,399    $   (91,632)  $  1,811,260   $   (158,467)   $  (15,432)    $   (8,384)    $   214,941    $    3,343
           124,517         78,999      1,331,816       (105,278)       57,558        (45,017)        164,949       162,372
         5,611,736        822,468             --             --       348,722             39         843,157        37,819

        (7,156,034)     7,104,275      3,169,157     19,402,275      (545,828)       149,097        (933,448)        7,483
       -----------    -----------   ------------   ------------    ----------     ----------     -----------    ----------

          (901,382)     7,914,110      6,312,233     19,138,530      (154,980)        95,735         289,599       211,017
       -----------    -----------   ------------   ------------    ----------     ----------     -----------    ----------

           114,472        114,049      1,524,060      5,639,756        51,504        936,160              --       215,115
          (344,165)      (285,304)    (3,500,689)    (3,099,259)      (20,495)       (10,843)       (146,691)      (34,943)
                --         (4,227)    (1,239,510)      (127,236)       (5,141)        (9,305)             --            --
           190,744       (101,511)    24,124,425     (2,022,809)     (480,239)       989,414       9,197,737       698,693
             4,200          3,884          1,631          3,008       534,466      2,561,151              --            --
                --             --       (391,492)      (282,093)           --             --              --       (40,057)
       -----------    -----------   ------------   ------------    ----------     ----------     -----------    ----------
           (34,749)      (273,109)    20,518,425        111,367        80,095      4,466,577       9,051,046       838,808
       -----------    -----------   ------------   ------------    ----------     ----------     -----------    ----------


               539         (4,948)       (10,557)       (33,016)           --             --            (682)         (350)
       -----------    -----------   ------------   ------------    ----------     ----------     -----------    ----------
          (935,592)     7,636,053     26,820,101     19,216,881       (74,885)     4,562,312       9,339,963     1,049,475

        65,194,844     57,558,791    154,949,585    135,732,704     4,596,765         34,453       2,940,504     1,891,029
       -----------    -----------   ------------   ------------    ----------     ----------     -----------    ----------
       $64,259,252    $65,194,844   $181,769,686   $154,949,585    $4,521,880     $4,596,765     $12,280,467    $2,940,504
       ===========    ===========   ============   ============    ==========     ==========     ===========    ==========





             AIM V.I.                                                                          ALLIANCEBERNSTEIN
       INTERNATIONAL GROWTH                ALGER AMERICAN                ALGER AMERICAN        VPS INTERNATIONAL
              FUND--                     LEVERAGED ALLCAP--          SMALL CAPITALIZATION--    VALUE PORTFOLIO--
          SERIES I SHARES                  CLASS O SHARES                CLASS O SHARES          CLASS A SHARES
---------------------------------- ----------------------------- ----------------------------- -----------------
          2007          2006(c)         2007           2006           2007           2006           2007(i)
     -----------------------------------------------------------------------------------------------------------



       $    3,637       $   249       $    (394)     $   (277)     $  (10,878)    $   (3,317)       $ (1,124)
            7,524            15          33,487         5,614         365,860         13,865            (734)
               --            --              --            --              --             --              --

           70,343         3,468          (6,110)       23,371          47,289        167,676           4,294
       ----------       -------       ---------      --------      ----------     ----------        --------

           81,504         3,732          26,983        28,708         402,271        178,224           2,436
       ----------       -------       ---------      --------      ----------     ----------        --------

          163,678           674              --        23,963         336,208        442,115          52,338
          (12,760)         (153)           (897)       (1,128)        (26,613)       (13,852)         (4,131)
             (396)           --              --          (942)           (592)       (56,268)           (392)
          675,559        23,720        (119,108)       20,081        (436,805)       356,148          89,742
        3,614,590         1,856              --        46,347          39,720        859,133         523,587
               --            --              --            --          (5,155)            --              --
       ----------       -------       ---------      --------      ----------     ----------        --------
        4,440,671        26,097        (120,005)       88,321         (93,237)     1,587,276         661,144
       ----------       -------       ---------      --------      ----------     ----------        --------



               --            --              --            --              (6)            (8)             --
       ----------       -------       ---------      --------      ----------     ----------        --------
        4,522,175        29,829         (93,022)      117,029         309,028      1,765,492         663,580

           29,829            --         143,536        26,507       1,974,183        208,691              --
       ----------       -------       ---------      --------      ----------     ----------        --------
       $4,552,004       $29,829       $  50,514      $143,536      $2,283,211     $1,974,183        $663,580
       ==========       =======       =========      ========      ==========     ==========        ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006



                                                                           AMERICAN                         AMERICAN FUNDS
                                                                         CENTURY(R) VP                     ASSET ALLOCATION
                                                                            VALUE--                             FUND--
                                                                           CLASS II                         CLASS 2 SHARES
                                                               --------------------------------    --------------------------------
                                                                    2007              2006             2007(f)            2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   12,673         $  2,591          $  3,055          $      --
     Net realized gain (loss) on investments................         11,068           (2,951)               82                 --
     Realized gain distribution received....................         97,559           26,264             5,424                 --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       (202,705)          49,778               351                 --
                                                                 ----------         --------          --------          ---------
       Net increase (decrease) in net assets resulting from
          operations........................................        (81,405)          75,682             8,912                 --
                                                                 ----------         --------          --------          ---------
  Contributions and (withdrawals):
     Payments received from policyowners....................        181,755          156,387            19,589                 --
     Cost of insurance......................................        (14,432)          (7,405)           (1,456)                --
     Policyowners' surrenders...............................         (2,935)         (57,606)               --                 --
     Net transfers from (to) Fixed Account..................        546,811           23,909           151,119                 --
     Transfers between Investment Divisions.................         57,814          142,194                --                 --
     Policyowners' death benefits...........................         (1,833)              --                --                 --
                                                                 ----------         --------          --------          ---------
       Net contributions and (withdrawals)..................        767,180          257,479           169,252                 --
                                                                 ----------         --------          --------          ---------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             13              (25)               --                 --
                                                                 ----------         --------          --------          ---------
          Increase (decrease) in net assets.................        685,788          333,136           178,164                 --
NET ASSETS:
     Beginning of year......................................        575,969          242,833                --                 --
                                                                 ----------         --------          --------          ---------
     End of year............................................     $1,261,757         $575,969          $178,164           $     --
                                                                 ==========         ========          ========          =========





                                                                          CVS CALVERT
                                                                        SOCIAL BALANCED                          DAVIS
                                                                           PORTFOLIO                        VALUE PORTFOLIO
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $   304          $    (673)       $   16,887         $  2,323
     Net realized gain (loss) on investments................           326             50,303            44,442           (1,448)
     Realized gain distribution received....................           874                381            75,773               --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (1,059)           (30,913)          (75,021)          47,443
                                                                   -------          ---------        ----------         --------
       Net increase (decrease) in net assets resulting from
          operations........................................           445             19,098            62,081           48,318
                                                                   -------          ---------        ----------         --------
  Contributions and (withdrawals):
     Payments received from policyowners....................            --             91,395           824,494          110,179
     Cost of insurance......................................          (279)            (2,708)          (16,490)          (6,022)
     Policyowners' surrenders...............................        (6,753)           (11,126)               --               --
     Net transfers from (to) Fixed Account..................            --           (946,151)          608,985          105,527
     Transfers between Investment Divisions.................            --               (671)           (3,577)              --
     Policyowners' death benefits...........................            --                 --                --               --
                                                                   -------          ---------        ----------         --------
       Net contributions and (withdrawals)..................        (7,032)          (869,261)        1,413,412          209,684
                                                                   -------          ---------        ----------         --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --                 --                --              (12)
                                                                   -------          ---------        ----------         --------
          Increase (decrease) in net assets.................        (6,587)          (850,163)        1,475,493          257,990
NET ASSETS:
     Beginning of year......................................        22,133            872,296           458,074          200,084
                                                                   -------          ---------        ----------         --------
     End of year............................................       $15,546          $  22,133        $1,933,567         $458,074
                                                                   =======          =========        ==========         ========




Not all Investment Divisions are available under all policies.
(a) For the period January 2006 (Commencement of Investments) through December 2006.
(b) For the period February 2006 (Commencement of Investments) through December 2006.
(c) For the period July 2006 (Commencement of Investments) through December
    2006.
(d) For the period August 2006 (Commencement of Investments) through December 2006.
(e) For the period December 2006 (Commencement of Investments).
(f) For the period January 2007 (Commencement of Investments) through December 2007.
(g) For the period May 2007 (Commencement of Investments) through December 2007.
(h) For the period June 2007 (Commencement of Investments) through December
    2007.
(i) For the period July 2007 (Commencement of Investments) through December
    2007.
(j) For the period October 2007 (Commencement of Investments) through December 2007.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









             AMERICAN FUNDS                                              AMERICAN FUNDS                AMERICAN FUNDS
              GLOBAL SMALL                 AMERICAN FUNDS                GROWTH-INCOME                 INTERNATIONAL
            CAPITALIZATION--               GROWTH FUND--                     FUND--                        FUND--
             CLASS 2 SHARES                CLASS 2 SHARES                CLASS 2 SHARES                CLASS 2 SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
         2007(f)         2006           2007          2006(e)        2007(g)         2006          2007(f)         2006
     -----------------------------------------------------------------------------------------------------------------------



        $ 10,665       $      --     $    7,183       $   --         $   392          $--        $   19,105              $--
             650              --        (20,794)          --              (7)          --             3,813               --
          32,110              --         81,469           --             530           --            81,339               --

          38,429              --        (51,868)         (23)         (1,894)          --            30,747               --
        --------       ---------     ----------       ------         -------          ---        ----------              ---

          81,854              --         15,990          (23)           (979)          --           135,004               --
        --------       ---------     ----------       ------         -------          ---        ----------              ---

          47,708              --         25,331           --           3,754           --            27,129               --
          (3,473)             --         (3,388)          --            (297)          --            (5,813)              --
            (876)             --           (577)          --              --           --            (7,963)              --
         345,854              --        910,672        5,213           3,102           --         1,447,843               --
              --              --        380,726           --          27,190           --            51,291               --
              --              --             --           --              --           --                --               --
        --------       ---------     ----------       ------         -------          ---        ----------              ---
         389,213              --      1,312,764        5,213          33,749           --         1,512,487               --
        --------       ---------     ----------       ------         -------          ---        ----------              ---


              --              --             --           --              --           --                (7)              --
        --------       ---------     ----------       ------         -------          ---        ----------              ---
         471,067              --      1,328,754        5,190          32,770           --         1,647,484               --

              --              --          5,190           --              --           --                --               --
        --------       ---------     ----------       ------         -------          ---        ----------              ---
        $471,067        $     --     $1,333,944       $5,190         $32,770          $--        $1,647,484              $--
        ========       =========     ==========       ======         =======          ===        ==========              ===





       DELAWARE VIP INTERNATIONAL            DREYFUS IP                   DREYFUS VIF                   DREYFUS VIF
         VALUE EQUITY SERIES--          TECHNOLOGY GROWTH--           DEVELOPING LEADERS--           EMERGING LEADERS--
             STANDARD CLASS                INITIAL SHARES                INITIAL SHARES                INITIAL SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
         2007(f)         2006           2007           2006           2007           2006           2007          2006(b)
     -----------------------------------------------------------------------------------------------------------------------



        $   6,034         $--         $ (2,291)      $ (1,617)      $     59       $     701      $    (189)         $   (26)
           (1,736)         --           12,279         10,402            793         (29,549)         5,151           (1,070)
          136,377          --               --             --          2,856          29,484            169              813

         (122,761)         --           60,148          6,531         (5,994)        (31,404)        (2,357)           2,357
        ---------         ---         --------       --------       --------       ---------      ---------          -------

           17,914          --           70,136         15,316         (2,286)        (30,768)         2,774            2,074
        ---------         ---         --------       --------       --------       ---------      ---------          -------

           44,867          --          143,642         38,310             --          85,931          4,649            1,025
           (2,884)         --           (7,033)        (5,270)          (509)         (4,990)          (963)          (1,036)
               --          --             (851)        (7,126)          (901)         (5,507)            --             (314)
          342,843          --          113,196          1,815        (11,961)       (302,249)       124,016           11,837
               --          --            4,599         (2,892)            --         (39,019)      (148,916)           4,854
               --          --          (28,846)            --             --              --             --               --
        ---------         ---         --------       --------       --------       ---------      ---------          -------
          384,826          --          224,707         24,837        (13,371)       (265,834)       (21,214)          16,366
        ---------         ---         --------       --------       --------       ---------      ---------          -------


               --          --               --             --             --              --             --               --
        ---------         ---         --------       --------       --------       ---------      ---------          -------
          402,740          --          294,843         40,153        (15,657)       (296,602)       (18,440)          18,440

               --          --          376,290        336,137         34,530         331,132         18,440               --
        ---------         ---         --------       --------       --------       ---------      ---------          -------
        $ 402,740         $--         $671,133       $376,290       $ 18,873       $  34,530      $      --          $18,440
        =========         ===         ========       ========       ========       =========      =========          =======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006





                                                                        DWS DREMAN                       DWS
                                                                SMALL MID CAP VALUE VIP--       SMALL CAP INDEX VIP--
                                                                      CLASS A SHARES                CLASS A SHARES
                                                                -------------------------    ---------------------------
                                                                         2007(h)                 2007            2006
                                                                --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................            $     (128)          $     91,420    $    16,828
     Net realized gain (loss) on investments................                  (231)             1,041,787        485,340
     Realized gain distribution received....................                    --              1,229,389        481,851
     Change in unrealized appreciation (depreciation) on
       investments..........................................                (2,356)            (2,657,066)     1,271,831
                                                                        ----------           ------------    -----------
       Net increase (decrease) in net assets resulting from
          operations........................................                (2,715)              (294,470)     2,255,850
                                                                        ----------           ------------    -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................                 3,792                970,990      4,635,135
     Cost of insurance......................................                  (463)              (119,554)       (84,864)
     Policyowners' surrenders...............................                    --                 (6,665)            --
     Net transfers from (to) Fixed Account..................                95,778            (10,293,148)     1,015,191
     Transfers between Investment Divisions.................             1,123,517               (917,014)     8,103,126
     Policyowners' death benefits...........................                    --                (49,641)            --
                                                                        ----------           ------------    -----------
       Net contributions and (withdrawals)..................             1,222,624            (10,415,032)    13,668,588
                                                                        ----------           ------------    -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................                    --                      2            (22)
                                                                        ----------           ------------    -----------
          Increase (decrease) in net assets.................             1,219,909            (10,709,500)    15,924,416
NET ASSETS:
     Beginning of year......................................                    --             25,082,125      9,157,709
                                                                        ----------           ------------    -----------
     End of year............................................            $1,219,909           $ 14,372,625    $25,082,125
                                                                        ==========           ============    ===========





                                                                        FIDELITY(R) VIP                     FIDELITY(R) VIP
                                                                   FREEDOM 2030 PORTFOLIO--                    GROWTH--
                                                                        INITIAL SHARES                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007             2006(d)            2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $  10,162         $  3,156         $   11,890        $     4,106
     Net realized gain (loss) on investments................         40,108              129             69,510            364,011
     Realized gain distribution received....................         24,125            2,347              3,323                 --
     Change in unrealized appreciation (depreciation) on
       investments..........................................         (9,868)          13,032            667,164           (187,821)
                                                                  ---------         --------         ----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................         64,527           18,664            751,887            180,296
                                                                  ---------         --------         ----------        -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................         70,764                1            570,414            660,442
     Cost of insurance......................................        (14,197)          (1,744)           (24,531)           (21,517)
     Policyowners' surrenders...............................         (3,557)              --             (3,353)               (68)
     Net transfers from (to) Fixed Account..................        540,151          213,429            132,677         (2,132,116)
     Transfers between Investment Divisions.................       (244,501)              --                 --                 --
     Policyowners' death benefits...........................             --               --                 --                 --
                                                                  ---------         --------         ----------        -----------
       Net contributions and (withdrawals)..................        348,660          211,686            675,207         (1,493,259)
                                                                  ---------         --------         ----------        -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             --               --                (11)                (9)
                                                                  ---------         --------         ----------        -----------
          Increase (decrease) in net assets.................        413,187          230,350          1,427,083         (1,312,972)
NET ASSETS:
     Beginning of year......................................        230,350               --          2,639,072          3,952,044
                                                                  ---------         --------         ----------        -----------
     End of year............................................      $ 643,537         $230,350         $4,066,155        $ 2,639,072
                                                                  =========         ========         ==========        ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2006 (Commencement of Investments) through December 2006.
(b) For the period February 2006 (Commencement of Investments) through December 2006.
(c) For the period July 2006 (Commencement of Investments) through December
    2006.
(d) For the period August 2006 (Commencement of Investments) through December 2006.
(e) For the period December 2006 (Commencement of Investments).
(f) For the period January 2007 (Commencement of Investments) through December 2007.
(g) For the period May 2007 (Commencement of Investments) through December 2007.
(h) For the period June 2007 (Commencement of Investments) through December
    2007.
(i) For the period July 2007 (Commencement of Investments) through December
    2007.
(j) For the period October 2007 (Commencement of Investments) through December 2007.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








            FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
            CONTRAFUND(R)--               EQUITY-INCOME--           FREEDOM 2010 PORTFOLIO--      FREEDOM 2020 PORTFOLIO--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL SHARES                INITIAL SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $   121,452    $   106,137    $   135,589    $  185,822      $  7,383       $  2,490       $ 17,657       $  2,174
           335,052        777,683        225,825       414,031        11,216          4,117          5,363          1,056
         5,071,408      1,013,264        773,547       791,653         8,829            759         23,222          1,571

        (2,838,489)      (917,083)    (1,012,516)     (228,858)          941          5,892        (14,354)         5,730
       -----------    -----------    -----------    ----------      --------       --------       --------       --------

         2,689,423        980,001        122,445     1,162,648        28,369         13,258         31,888         10,531
       -----------    -----------    -----------    ----------      --------       --------       --------       --------

         2,661,642      1,849,468      1,059,820     1,345,542       250,871            974        177,722          2,247
          (222,495)      (151,646)       (80,638)      (91,115)       (6,872)        (3,848)       (10,437)        (3,542)
           (54,957)      (430,378)        (7,433)      (93,986)           --             --           (481)            --
           748,550      3,017,634       (917,669)      639,272       (79,909)       (51,761)       247,536         85,190
         2,302,045      1,898,357        758,303      (434,164)       (1,078)            --        325,753             --
           (17,054)            --             --            --            --             --             --             --
       -----------    -----------    -----------    ----------      --------       --------       --------       --------
         5,417,731      6,183,435        812,383     1,365,549       163,012        (54,635)       740,093         83,895
       -----------    -----------    -----------    ----------      --------       --------       --------       --------


              (215)          (257)            (1)         (652)           --             --             (1)            --
       -----------    -----------    -----------    ----------      --------       --------       --------       --------
         8,106,939      7,163,179        934,827     2,527,545       191,381        (41,377)       771,980         94,426

        13,387,332      6,224,153      8,334,413     5,806,868       179,523        220,900        177,042         82,616
       -----------    -----------    -----------    ----------      --------       --------       --------       --------
       $21,494,271    $13,387,332    $ 9,269,240    $8,334,413      $370,904       $179,523       $949,022       $177,042
       ===========    ===========    ===========    ==========      ========       ========       ========       ========





            FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
              INDEX 500--             INVESTMENT GRADE BOND--              MID-CAP--                     OVERSEAS--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $ 1,003,934    $   213,750    $  187,781     $   84,560     $   101,933    $   (20,447)   $   391,236    $     7,940
         1,779,757        254,982       (37,228)       (12,510)        800,535        484,694      1,413,895        359,069
                --             --            --          5,648       1,777,300      1,418,610        947,800         29,092

        (1,282,767)     2,910,407        69,653         51,167         306,951       (336,473)      (370,320)       993,316
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------

         1,500,924      3,379,139       220,206        128,865       2,986,719      1,546,384      2,382,611      1,389,417
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------

         6,888,647      6,615,561     1,456,749      1,156,230       3,276,673      4,024,766      2,599,856      2,630,033
          (497,038)      (360,696)     (107,981)       (63,884)       (324,935)      (210,532)      (196,993)      (124,051)
           (33,436)       (75,153)      (74,698)        (2,015)       (242,736)        (4,694)        (6,134)       (48,831)
        (3,086,650)       701,180       471,564        332,897         398,908      1,522,308     (2,538,698)     3,150,253
           251,968      1,369,142       455,539        202,871      (1,125,222)       908,221     (2,626,299)     2,751,004
           (39,749)            --            --             --         (54,252)            --             --             --
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------
         3,483,742      8,250,034     2,201,173      1,626,099       1,928,436      6,240,069     (2,768,268)     8,358,408
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------


               (34)          (119)          (36)           (26)           (105)           (85)            --            (12)
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------
         4,984,632     11,629,054     2,421,343      1,754,938       4,915,050      7,786,368       (385,657)     9,747,813

        28,255,085     16,626,031     4,096,192      2,341,254      18,437,957     10,651,589     14,042,121      4,294,308
       -----------    -----------    ----------     ----------     -----------    -----------    -----------    -----------
       $33,239,717    $28,255,085    $6,517,535     $4,096,192     $23,353,007    $18,437,957    $13,656,464    $14,042,121
       ===========    ===========    ==========     ==========     ===========    ===========    ===========    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006


                                                                     FIDELITY(R) VIP VALUE                    JANUS ASPEN
                                                                         STRATEGIES--                      SERIES BALANCED--
                                                                        SERVICE CLASS 2                  INSTITUTIONAL SHARES
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $    761          $   (502)        $   310,705       $   212,326
     Net realized gain (loss) on investments................          (217)               60              68,635           670,701
     Realized gain distribution received....................        30,612            27,504                  --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       (18,929)            2,124           1,030,773           407,252
                                                                  --------          --------         -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        12,227            29,186           1,410,113         1,290,279
                                                                  --------          --------         -----------       -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................        67,634            53,912             985,153         1,095,253
     Cost of insurance......................................        (5,997)           (3,613)           (389,725)         (411,044)
     Policyowners' surrenders...............................       (10,810)           (4,404)            (29,244)         (294,012)
     Net transfers from (to) Fixed Account..................        42,911            50,592             547,944            25,025
     Transfers between Investment Divisions.................        71,187                --           1,256,905        (2,835,208)
     Policyowners' death benefits...........................            --                --             (22,535)               --
                                                                  --------          --------         -----------       -----------
       Net contributions and (withdrawals)..................       164,925            96,487           2,348,498        (2,419,986)
                                                                  --------          --------         -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --                --              (1,671)           (2,141)
                                                                  --------          --------         -----------       -----------
          Increase (decrease) in net assets.................       177,152           125,673           3,756,940        (1,131,848)
NET ASSETS:
     Beginning of year......................................       254,935           129,262          13,130,476        14,262,324
                                                                  --------          --------         -----------       -----------
     End of year............................................      $432,087          $254,935         $16,887,416       $13,130,476
                                                                  ========          ========         ===========       ===========





                                                                          LORD ABBETT
                                                                         SERIES FUND--                     LVIP BARON GROWTH
                                                                         MID-CAP VALUE                   OPPORTUNITIES FUND--
                                                                           PORTFOLIO                     SERVICE CLASS SHARES
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $     7,537       $    16,138       $   (6,007)        $ (1,415)
     Net realized gain (loss) on investments................         345,950           647,042           12,671           28,720
     Realized gain distribution received....................       1,814,743           941,659          154,836               --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (2,301,048)         (343,541)        (175,271)          55,277
                                                                 -----------       -----------       ----------         --------
       Net increase (decrease) in net assets resulting from
          operations........................................        (132,818)        1,261,298          (13,771)          82,582
                                                                 -----------       -----------       ----------         --------
  Contributions and (withdrawals):
     Payments received from policyowners....................       2,876,661         3,160,540          785,770          178,313
     Cost of insurance......................................        (218,408)         (186,938)         (19,565)          (4,095)
     Policyowners' surrenders...............................         (42,905)          (19,095)            (289)            (328)
     Net transfers from (to) Fixed Account..................      (1,349,274)       (2,130,138)       1,053,258          470,499
     Transfers between Investment Divisions.................         362,074           818,056          164,181            4,854
     Policyowners' death benefits...........................            (204)               --               --               --
                                                                 -----------       -----------       ----------         --------
       Net contributions and (withdrawals)..................       1,627,944         1,642,425        1,983,355          649,243
                                                                 -----------       -----------       ----------         --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              (1)               (9)              --               (1)
                                                                 -----------       -----------       ----------         --------
          Increase (decrease) in net assets.................       1,495,125         2,903,714        1,969,584          731,824
NET ASSETS:
     Beginning of year......................................      12,072,342         9,168,628          859,581          127,757
                                                                 -----------       -----------       ----------         --------
     End of year............................................     $13,567,467       $12,072,342       $2,829,165         $859,581
                                                                 ===========       ===========       ==========         ========




Not all Investment Divisions are available under all policies.
(a) For the period January 2006 (Commencement of Investments) through December 2006.
(b) For the period February 2006 (Commencement of Investments) through December 2006.
(c) For the period July 2006 (Commencement of Investments) through December
    2006.
(d) For the period August 2006 (Commencement of Investments) through December 2006.
(e) For the period December 2006 (Commencement of Investments).
(f) For the period January 2007 (Commencement of Investments) through December 2007.
(g) For the period May 2007 (Commencement of Investments) through December 2007.
(h) For the period June 2007 (Commencement of Investments) through December
    2007.
(i) For the period July 2007 (Commencement of Investments) through December
    2007.
(j) For the period October 2007 (Commencement of Investments) through December 2007.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








              JANUS ASPEN                   JANUS ASPEN                   JANUS ASPEN                LAZARD RETIREMENT
             SERIES FORTY--           SERIES MID CAP GROWTH--      SERIES WORLDWIDE GROWTH--        INTERNATIONAL EQUITY
          INSTITUTIONAL SHARES          INSTITUTIONAL SHARES          INSTITUTIONAL SHARES               PORTFOLIO
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $   (1,161)    $    2,957     $  (14,549)    $  (17,643)    $    2,726      $  11,288     $   66,469     $   15,544
           85,425          6,004        421,233        297,478         20,004         55,039         (6,186)        (9,079)
               --             --         35,244             --             --             --        512,480         83,599

        1,684,401        241,378        796,882        264,217         58,831         42,800       (293,853)        66,047
       ----------     ----------     ----------     ----------     ----------      ---------     ----------     ----------

        1,768,665        250,339      1,238,810        544,052         81,561        109,127        278,910        156,111
       ----------     ----------     ----------     ----------     ----------      ---------     ----------     ----------

        1,199,484      1,292,732      1,062,714        698,488         72,113        176,355        506,230        271,218
          (45,386)       (23,723)       (68,279)       (45,381)       (25,550)       (22,286)       (47,112)       (23,489)
               --             --           (778)       (45,450)       (26,348)      (144,751)        (7,047)        (9,375)
          555,130      2,245,576         69,721        301,232         12,297        (81,648)        67,677      1,857,333
          (33,848)         4,733        508,614        350,376         56,779           (701)        (3,317)        12,876
               --             --         (4,353)            --             --             --             --             --
       ----------     ----------     ----------     ----------     ----------      ---------     ----------     ----------
        1,675,380      3,519,318      1,567,639      1,259,265         89,291        (73,031)       516,431      2,108,563
       ----------     ----------     ----------     ----------     ----------      ---------     ----------     ----------


               --             --             --             --            (49)           (65)            (3)            --
       ----------     ----------     ----------     ----------     ----------      ---------     ----------     ----------
        3,444,045      3,769,657      2,806,449      1,803,317        170,803         36,031        795,338      2,264,674

        4,076,582        306,925      5,191,223      3,387,906        875,038        839,007      2,291,050         26,376
       ----------     ----------     ----------     ----------     ----------      ---------     ----------     ----------
       $7,520,627     $4,076,582     $7,997,672     $5,191,223     $1,045,841      $ 875,038     $3,086,388     $2,291,050
       ==========     ==========     ==========     ==========     ==========      =========     ==========     ==========






                 MFS(R)                        MFS(R)                        MFS(R)                  MORGAN STANLEY UIF
        INVESTORS TRUST SERIES--       NEW DISCOVERY SERIES--          UTILITIES SERIES--         EMERGING MARKETS DEBT--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                    CLASS I
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



        $  1,161       $    432        $   (45)      $  (1,349)    $    4,637      $    537       $ 39,221       $ 18,355
           1,580          1,314          1,100          66,254         33,446         2,537         (1,708)        (2,183)
           1,695             --          1,075           8,985         65,558         2,203         17,667          4,094

          14,901         20,317         (1,382)        (64,281)       130,901        81,763        (21,423)         4,934
        --------       --------        -------       ---------     ----------      --------       --------       --------

          19,337         22,063            748           9,609        234,542        87,040         33,757         25,200
        --------       --------        -------       ---------     ----------      --------       --------       --------

              --             --             --         162,190        306,964        61,698        313,235         94,301
          (3,668)        (3,993)          (178)         (2,620)       (19,706)       (4,312)       (10,158)        (4,073)
              --             --           (177)             --        (16,673)       (1,116)        (4,784)          (348)
              --             --         (6,825)       (748,473)         7,464       322,249         83,218        101,855
              --             --             --          (1,856)       152,490       131,343          8,667         12,163
              --             --             --              --           (171)           --             --             --
        --------       --------        -------       ---------     ----------      --------       --------       --------
          (3,668)        (3,993)        (7,180)       (590,759)       430,368       509,862        390,178        203,898
        --------       --------        -------       ---------     ----------      --------       --------       --------


             (11)           (15)            --              --             (8)           --             (4)            (5)
        --------       --------        -------       ---------     ----------      --------       --------       --------
          15,658         18,055         (6,432)       (581,150)       664,902       596,902        423,931        229,093

         194,046        175,991         15,092         596,242        620,705        23,803        308,683         79,590
        --------       --------        -------       ---------     ----------      --------       --------       --------
        $209,704       $194,046        $ 8,660       $  15,092     $1,285,607      $620,705       $732,614       $308,683
        ========       ========        =======       =========     ==========      ========       ========       ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006



                                                                      MORGAN STANLEY UIF                  MORGAN STANLEY UIF
                                                                   EMERGING MARKETS EQUITY--              U.S. REAL ESTATE--
                                                                            CLASS I                             CLASS I
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (2,447)       $    8,407        $    79,613       $   30,099
     Net realized gain (loss) on investments................        252,226            57,942            599,813          683,755
     Realized gain distribution received....................        579,373            58,847            939,199          284,171
     Change in unrealized appreciation (depreciation) on
       investments..........................................      1,112,724           676,531         (3,980,199)         451,868
                                                                 ----------        ----------        -----------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................      1,941,876           801,727         (2,361,574)       1,449,893
                                                                 ----------        ----------        -----------       ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................      1,299,856         1,071,018          1,436,173          997,848
     Cost of insurance......................................        (62,009)          (27,956)           (65,582)         (42,030)
     Policyowners' surrenders...............................         (7,837)           (4,665)            (7,768)         (66,314)
     Net transfers from (to) Fixed Account..................      1,032,782            42,633          6,361,776         (998,028)
     Transfers between Investment Divisions.................        920,478            49,374            895,678        1,053,534
     Policyowners' death benefits...........................           (597)               --             (9,810)              --
                                                                 ----------        ----------        -----------       ----------
       Net contributions and (withdrawals)..................      3,182,673         1,130,404          8,610,467          945,010
                                                                 ----------        ----------        -----------       ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            (99)              (46)                40              (97)
                                                                 ----------        ----------        -----------       ----------
          Increase (decrease) in net assets.................      5,124,450         1,932,085          6,248,933        2,394,806
NET ASSETS:
     Beginning of year......................................      3,486,062         1,553,977          5,616,564        3,221,758
                                                                 ----------        ----------        -----------       ----------
     End of year............................................     $8,610,512        $3,486,062        $11,865,497       $5,616,564
                                                                 ==========        ==========        ===========       ==========





                                                                             ROYCE                               ROYCE
                                                                     MICRO-CAP PORTFOLIO--               SMALL-CAP PORTFOLIO--
                                                                       INVESTMENT CLASS                    INVESTMENT CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   42,660        $     (558)       $  (10,004)       $   (1,381)
     Net realized gain (loss) on investments................        105,188            98,304            12,775            13,772
     Realized gain distribution received....................        314,497           108,754           171,318            68,043
     Change in unrealized appreciation (depreciation) on
       investments..........................................       (360,610)           49,744          (341,247)           65,639
                                                                 ----------        ----------        ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................        101,735           256,244          (167,158)          146,073
                                                                 ----------        ----------        ----------        ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................        518,796           216,013           601,929           434,285
     Cost of insurance......................................        (47,405)          (17,973)          (35,957)          (15,572)
     Policyowners' surrenders...............................        (21,233)          (83,846)          (19,175)              (75)
     Net transfers from (to) Fixed Account..................      1,001,917           634,422           957,055           170,896
     Transfers between Investment Divisions.................         36,481           324,127           914,456           622,620
     Policyowners' death benefits...........................        (10,490)               --              (284)               --
                                                                 ----------        ----------        ----------        ----------
       Net contributions and (withdrawals)..................      1,478,066         1,072,743         2,418,024         1,212,154
                                                                 ----------        ----------        ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            (14)              (33)               --                (4)
                                                                 ----------        ----------        ----------        ----------
          Increase (decrease) in net assets.................      1,579,787         1,328,954         2,250,866         1,358,223
NET ASSETS:
     Beginning of year......................................      2,126,980           798,026         1,545,706           187,483
                                                                 ----------        ----------        ----------        ----------
     End of year............................................     $3,706,767        $2,126,980        $3,796,572        $1,545,706
                                                                 ==========        ==========        ==========        ==========




Not all Investment Divisions are available under all policies.
(a) For the period January 2006 (Commencement of Investments) through December 2006.
(b) For the period February 2006 (Commencement of Investments) through December 2006.
(c) For the period July 2006 (Commencement of Investments) through December
    2006.
(d) For the period August 2006 (Commencement of Investments) through December 2006.
(e) For the period December 2006 (Commencement of Investments).
(f) For the period January 2007 (Commencement of Investments) through December 2007.
(g) For the period May 2007 (Commencement of Investments) through December 2007.
(h) For the period June 2007 (Commencement of Investments) through December
    2007.
(i) For the period July 2007 (Commencement of Investments) through December
    2007.
(j) For the period October 2007 (Commencement of Investments) through December 2007.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                 PIMCO                         PIMCO                         PIMCO                         PIMCO
             LOW DURATION--                REAL RETURN--                 TOTAL RETURN--              U.S. GOVERNMENT--
             ADMINISTRATIVE                ADMINISTRATIVE                ADMINISTRATIVE                ADMINISTRATIVE
              CLASS SHARES                  CLASS SHARES                  CLASS SHARES                  CLASS SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007          2006(c)
     -----------------------------------------------------------------------------------------------------------------------



        $ 15,098       $  11,477     $  155,381     $   83,935     $   889,601    $   465,817     $   1,781      $  6,628
             388          (8,801)       (77,247)       (34,864)       (202,042)      (119,983)       (5,090)           76
              --              --         11,107         71,690              --         75,791            --        12,129

          10,318           7,309        315,800       (104,729)      1,114,403         31,689        11,978        (9,554)
        --------       ---------     ----------     ----------     -----------    -----------     ---------      --------

          25,804           9,985        405,041         16,032       1,801,962        453,314         8,669         9,279
        --------       ---------     ----------     ----------     -----------    -----------     ---------      --------

         117,390         194,828      1,888,903        808,304       6,305,111      4,435,649         4,288        84,665
          (6,775)         (9,720)       (37,607)       (30,750)       (288,552)      (179,508)       (1,002)       (1,031)
          (5,476)         (1,331)        (1,542)            --         (31,134)        (4,645)           --            --
           3,995        (215,508)       (77,673)       233,571       5,450,410        169,002      (557,277)           --
          16,089              --        (10,890)       311,321      (3,244,199)       960,461         8,503       486,487
              --              --             --             --         (16,102)            --            --            --
        --------       ---------     ----------     ----------     -----------    -----------     ---------      --------
         125,223         (31,731)     1,761,191      1,322,446       8,175,534      5,380,959      (545,488)      570,121
        --------       ---------     ----------     ----------     -----------    -----------     ---------      --------


              --              --             (4)            --              --             (5)           --            --
        --------       ---------     ----------     ----------     -----------    -----------     ---------      --------
         151,027         (21,746)     2,166,228      1,338,478       9,977,496      5,834,268      (536,819)      579,400

         264,496         286,242      2,712,131      1,373,653      14,435,017      8,600,749       579,400            --
        --------       ---------     ----------     ----------     -----------    -----------     ---------      --------
        $415,523       $ 264,496     $4,878,359     $2,712,131     $24,412,513    $14,435,017     $  42,581      $579,400
        ========       =========     ==========     ==========     ===========    ===========     =========      ========





             T. ROWE PRICE                 T. ROWE PRICE                 T. ROWE PRICE                 T. ROWE PRICE
            BLUE CHIP GROWTH               EQUITY INCOME                   INDEX 500                INTERNATIONAL STOCK
               PORTFOLIO                     PORTFOLIO                     PORTFOLIO                     PORTFOLIO
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $     1,975    $    (6,167)   $   279,121    $   175,741     $  4,570       $  2,459      $   22,745     $    9,549
           650,304        706,994        671,166        652,167        3,508            744          31,394        219,279
                --             --      1,310,707        410,216           --             --         236,089          4,186

           231,054        (50,674)    (1,931,299)     1,153,833        8,346         11,128         (95,152)       108,801
       -----------    -----------    -----------    -----------     --------       --------      ----------     ----------

           883,333        650,153        329,695      2,391,957       16,424         14,331         195,076        341,815
       -----------    -----------    -----------    -----------     --------       --------      ----------     ----------

         1,327,964      1,968,466      5,247,415      3,722,787       19,458         25,904         452,693        172,966
          (160,190)      (136,653)      (329,326)      (263,884)      (9,669)        (2,859)        (40,341)       (23,258)
           (20,427)       (10,295)      (112,180)       (78,061)      (7,638)        (4,554)           (372)            --
        (1,113,465)    (3,407,052)       574,090     (2,662,056)          --        290,729         173,395        514,931
           605,350            948      2,806,604        635,837       75,886             --          97,392       (374,496)
            (9,074)            --        (50,161)            --           --             --          (9,996)            --
       -----------    -----------    -----------    -----------     --------       --------      ----------     ----------
           630,158     (1,584,586)     8,136,442      1,354,623       78,037        309,220         672,771        290,143
       -----------    -----------    -----------    -----------     --------       --------      ----------     ----------


                (3)           (20)           (61)          (405)          --             --             (29)           (40)
       -----------    -----------    -----------    -----------     --------       --------      ----------     ----------
         1,513,488       (934,453)     8,466,076      3,746,175       94,461        323,551         867,818        631,918

         7,363,238      8,297,691     15,221,930     11,475,755      347,334         23,783       1,281,417        649,499
       -----------    -----------    -----------    -----------     --------       --------      ----------     ----------
       $ 8,876,726    $ 7,363,238    $23,688,006    $15,221,930     $441,795       $347,334      $2,149,235     $1,281,417
       ===========    ===========    ===========    ===========     ========       ========      ==========     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006



                                                                         T. ROWE PRICE                       T. ROWE PRICE
                                                                       LIMITED-TERM BOND                  NEW AMERICA GROWTH
                                                                           PORTFOLIO                           PORTFOLIO
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   46,563         $ 24,366         $   (6,497)       $   (2,370)
     Net realized gain (loss) on investments................          3,436           (5,334)            82,639            12,419
     Realized gain distribution received....................             --               --            219,632            16,769
     Change in unrealized appreciation (depreciation) on
       investments..........................................         11,238            9,023           (110,880)           48,487
                                                                 ----------         --------         ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................         61,237           28,055            184,894            75,305
                                                                 ----------         --------         ----------        ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................        485,864          367,954            305,585            89,824
     Cost of insurance......................................        (20,762)         (16,374)           (23,052)          (16,018)
     Policyowners' surrenders...............................        (15,507)          (4,999)              (104)          (51,485)
     Net transfers from (to) Fixed Account..................       (131,317)         180,383           (292,968)          684,511
     Transfers between Investment Divisions.................        376,930               --          1,434,944                --
     Policyowners' death benefits...........................         (4,859)              --             (3,394)               --
                                                                 ----------         --------         ----------        ----------
       Net contributions and (withdrawals)..................        690,349          526,964          1,421,011           706,832
                                                                 ----------         --------         ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (3)              (2)               (22)               (9)
                                                                 ----------         --------         ----------        ----------
          Increase (decrease) in net assets.................        751,583          555,017          1,605,883           782,128
NET ASSETS:
     Beginning of year......................................        973,573          418,556          1,306,375           524,247
                                                                 ----------         --------         ----------        ----------
     End of year............................................     $1,725,156         $973,573         $2,912,258        $1,306,375
                                                                 ==========         ========         ==========        ==========




Not all Investment Divisions are available under all policies.
(a) For the period January 2006 (Commencement of Investments) through December 2006.
(b) For the period February 2006 (Commencement of Investments) through December 2006.
(c) For the period July 2006 (Commencement of Investments) through December
    2006.
(d) For the period August 2006 (Commencement of Investments) through December 2006.
(e) For the period December 2006 (Commencement of Investments).
(f) For the period January 2007 (Commencement of Investments) through December 2007.
(g) For the period May 2007 (Commencement of Investments) through December 2007.
(h) For the period June 2007 (Commencement of Investments) through December
    2007.
(i) For the period July 2007 (Commencement of Investments) through December
    2007.
(j) For the period October 2007 (Commencement of Investments) through December 2007.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                              VAN ECK                 VAN ECK WIT
             T. ROWE PRICE                   WORLDWIDE                 WORLDWIDE
       PERSONAL STRATEGY BALANCED        ABSOLUTE RETURN--            BOND FUND--
               PORTFOLIO                INITIAL CLASS SHARES     INITIAL CLASS SHARES
     ----------------------------- ----------------------------- --------------------
          2007           2006           2007           2006             2007(j)
     --------------------------------------------------------------------------------



      $    234,324    $   257,714     $    527       $   (495)           $ --
         1,427,317        257,944          620            168              --
         1,242,621        528,714        6,351            525              --

        (1,682,804)       450,126          361          9,814               4
      ------------    -----------     --------       --------            ----

         1,221,458      1,494,498        7,859         10,012               4
      ------------    -----------     --------       --------            ----



         2,448,321      4,413,377       41,155         31,513              --
          (190,657)      (134,071)      (1,966)          (786)             (3)
           (54,215)        (9,649)        (812)        (1,597)             --
       (10,002,331)     2,050,557       16,283        129,649             141
           669,474      3,861,563           --             --              --
                --             --           --             --              --
      ------------    -----------     --------       --------            ----

        (7,129,408)    10,181,777       54,660        158,779             138
      ------------    -----------     --------       --------            ----




                --             --           --             --              --
      ------------    -----------     --------       --------            ----
        (5,907,950)    11,676,275       62,519        168,791             142

        19,466,432      7,790,157      243,892         75,101              --
      ------------    -----------     --------       --------            ----
      $ 13,558,482    $19,466,432     $306,411       $243,892            $142
      ============    ===========     ========       ========            ====





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:

--------------------------------------------------------------------------------

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I ("CSVUL Separate Account-I") was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds Corporate Sponsored Variable Universal Life policies (CSVUL) ("Series 1 policies"), CorpExec VUL II policies (CESVUL2) ("Series 2 policies"), CorpExec VUL III policies (CESVUL3) ("Series 3 policies"), CorpExec VUL IV policies (CESVUL4) ("Series 3 policies"), and CorpExec VUL V policies (CESVUL5) ("Series 3 policies"). The policies are designed for Group or Sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), which is a wholly-owned subsidiary of New York Life Insurance Company. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of CSVUL Separate Account-I, which are in the accumulation phase, are invested in the shares of the MainStay VP Series Fund, Inc., AIM Variable Insurance Funds, The Alger American Fund, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios, Inc., American Funds Insurance Series, Davis Variable Account Fund, Inc., Delaware VIP Trust, Dreyfus Investment Portfolios, DWS Investments VIT Funds, DWS Variable Series I, DWS Variable Series II, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Freedom Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Lincoln Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and Van Eck Worldwide Insurance Trust (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM") is a wholly-owned subsidiary of NYLIM Holdings and provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, and Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

     The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond
MainStay VP Capital Appreciation
MainStay VP Cash Management
MainStay VP Common Stock
MainStay VP Convertible
MainStay VP Floating Rate
MainStay VP Government
MainStay VP High Yield Corporate Bond
MainStay VP ICAP Select Equity(1,2)
MainStay VP International Equity
MainStay VP Large Cap Growth
MainStay VP Mid Cap Core
MainStay VP Mid Cap Growth
MainStay VP Mid Cap Value
MainStay VP S&P 500 Index
MainStay VP Small Cap Growth
MainStay VP Total Return
MainStay VP Value
AIM V.I. Global Real Estate Fund--Series I Shares
AIM V.I. International Growth Fund--Series I Shares
Alger American Leveraged AllCap--Class O Shares
Alger American Small Capitalization--Class O Shares
AllianceBernstein VPS International Value Portfolio--Class A Shares AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class A Shares American Century(R) VP Value--Class II
American Funds Asset Allocation Fund--Class 2 Shares
American Funds Global Small Capitalization--Class 2 Shares
American Funds Growth Fund--Class 2 Shares
American Funds Growth-Income Fund--Class 2 Shares
American Funds International Fund--Class 2 Shares
CVS Calvert Social Balanced Portfolio
Davis Value Portfolio
Delaware VIP International Value Equity Series--Standard Class
Dreyfus IP Technology Growth--Initial Shares
Dreyfus VIF Developing Leaders--Initial Shares
DWS Dreman Small Mid Cap Value VIP--Class A Shares
DWS Global Opportunities VIP--Class A Shares
DWS Small Cap Index VIP--Class A Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Freedom 2010 Portfolio--Initial Shares
Fidelity(R) VIP Freedom 2020 Portfolio--Initial Shares
Fidelity(R) VIP Freedom 2030 Portfolio--Initial Shares
Fidelity(R) VIP Growth--Initial Class
Fidelity(R) VIP Index 500--Initial Class
Fidelity(R) VIP Investment Grade Bond--Initial Class
Fidelity(R) VIP Mid-Cap--Initial Class
Fidelity(R) VIP Overseas--Initial Class
Fidelity(R) VIP Value Leaders--Initial Class
Fidelity(R) VIP Value Strategies--Service Class 2
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Forty--Institutional Shares

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------

Janus Aspen Series Mid Cap Growth--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
Lazard Retirement International Equity Portfolio
Lord Abbett Series Fund--Mid-Cap Value Portfolio
LVIP Baron Growth Opportunities Fund--Service Class Shares (formerly known as Baron Capital Assets--Insurance Shares)
MFS(R) Investors Trust Series--Initial Class
MFS(R) New Discovery Series--Initial Class
MFS(R) Utilities Series--Initial Class
Morgan Stanley UIF Emerging Markets Debt--Class I
Morgan Stanley UIF Emerging Markets Equity--Class I
Morgan Stanley UIF U.S. Real Estate--Class I
Neuberger Berman AMT Partners Portfolio--Class I
Oppenheimer Capital Appreciation Fund/VA Non-Service Shares
PIMCO Low Duration--Administrative Class Shares
PIMCO Real Return--Administrative Class Shares
PIMCO Total Return--Administrative Class Shares
PIMCO U.S. Government--Administrative Class Shares
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Index 500 Portfolio
T. Rowe Price International Stock Portfolio
T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price New America Growth Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio
Van Eck Worldwide Absolute Return--Initial Class Shares
Van Eck WIT Worldwide Bond Fund--Initial Class Shares

Not all Investment Divisions are available on all policies. No new investments may be added to the MainStay VP ICAP Select Equity, MainStay VP Large Cap Growth, MainStay VP Total Return, Alger American Leveraged AllCap--Class O Shares, Alger American Small Capitalization--Class O Shares, CVS Calvert Social Balanced Portfolio, Dreyfus VIF Developing Leaders--Initial Shares, MFS(R) Investors Trust Series--Initial Class and MFS(R) New Discovery Series--Initial Class.

     All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

     At the close of the financial reporting period, there have been no investments in the following investment divisions: AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class A Shares, DWS Global Opportunities VIP--Class A Shares, Fidelity(R) VIP Value Leaders--Initial Class, Neuberger Berman AMT Partners Portfolio--Class I, and Oppenheimer Capital Appreciation Fund/VA Non-Service Shares.

     Initial premium payments received are allocated to NYLIAC's General Account until 20 days (10 days in New York) after the policy delivery date. Thereafter, premium payments are allocated to the Investment Divisions of CSVUL Separate Account-I in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of CSVUL Separate Account-I and the Fixed Account of NYLIAC.

     No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures around fair value measurements. The application of this Statement could change current practices in determining fair value. The guidance in SFAS No. 157 will be applied prospectively with certain exceptions. This statement is effective January 1, 2008, at which time the Company plans to adopt this guidance. The Company is currently evaluating the impact of SFAS No. 157 on the Company's consolidate financial statements.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

-------

(1) Formerly MainStay VP Basic Value--Initial Class

(2) The MainStay VP Income & Growth--Initial Class portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class portfolio on August 17, 2007.

NOTE 2--Investments (in 000's):

--------------------------------------------------------------------------------

At December 31, 2007, the investments of CSVUL Separate Account-I are as follows:





                                              MAINSTAY VP                         MAINSTAY VP
                            MAINSTAY VP         CAPITAL         MAINSTAY VP         COMMON
                              BOND--        APPRECIATION--         CASH             STOCK--
                           INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......          122                725           134,531             4,642

Identified cost........       $1,653            $18,507          $134,527           $90,277







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                             LARGE CAP          MID CAP           MID CAP           MID CAP
                             GROWTH--           CORE--           GROWTH--           VALUE--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......          10               4,856               696             5,171

Identified cost........        $104             $63,573           $10,684           $58,704



Investment activity for the year ended December 31, 2007, was as follows:





                                              MAINSTAY VP                         MAINSTAY VP
                            MAINSTAY VP         CAPITAL         MAINSTAY VP         COMMON
                              BOND--        APPRECIATION--         CASH             STOCK--
                           INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $  705            $13,111          $128,322           $10,424

Proceeds from sales....        1,300             18,562            49,411               984







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                             LARGE CAP          MID CAP           MID CAP           MID CAP
                             GROWTH--           CORE--           GROWTH--           VALUE--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............         $--             $17,056           $5,682            $6,673

Proceeds from sales....          74               8,849            5,138               578



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                              MAINSTAY VP
                          MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP        FLOATING         MAINSTAY VP        CORPORATE        ICAP SELECT       INCOME AND       INTERNATIONAL
       CONVERTIBLE--        RATE--         GOVERNMENT--         BOND--           EQUITY--          GROWTH--          EQUITY--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


             45                52                123              1,503              14                --               4,064

           $544              $514             $1,343            $15,888            $153               $--             $62,355






                                                                                                                           ALGER
        MAINSTAY VP       MAINSTAY VP                                             AIM V.I.            AIM V.I.           AMERICAN
          S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP        GLOBAL REAL        INTERNATIONAL        LEVERAGED
          INDEX--          GROWTH--       TOTAL RETURN--        VALUE--         ESTATE FUND--       GROWTH FUND--        ALLCAP--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERIES I SHARES     SERIES I SHARES    CLASS O SHARES
      ------------------------------------------------------------------------------------------------------------------------------


            6,059              425                668             9,545                55                 135                 1

         $164,660           $4,919            $13,077          $153,598            $1,592              $4,478               $32








                                                              MAINSTAY VP
                          MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP        FLOATING         MAINSTAY VP        CORPORATE        ICAP SELECT       INCOME AND       INTERNATIONAL
       CONVERTIBLE--        RATE--         GOVERNMENT--         BOND--           EQUITY--          GROWTH--          EQUITY--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


           $205              $422              $944             $12,857            $ 27             $    4            $16,958

             56               245                61               3,180             215              1,021             35,015






                                                                                                                           ALGER
        MAINSTAY VP       MAINSTAY VP                                             AIM V.I.            AIM V.I.           AMERICAN
          S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP        GLOBAL REAL        INTERNATIONAL        LEVERAGED
          INDEX--          GROWTH--       TOTAL RETURN--        VALUE--         ESTATE FUND--       GROWTH FUND--        ALLCAP--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERIES I SHARES     SERIES I SHARES    CLASS O SHARES
      ------------------------------------------------------------------------------------------------------------------------------


          $35,255           $2,365            $11,589           $25,770            $ 5,986             $4,480              $ --

           12,894            1,951              1,463             7,007             10,189                 36               120

--------------------------------------------------------------------------------







                                ALGER
                              AMERICAN           ALLIANCEBERNSTEIN          AMERICAN         AMERICAN FUNDS
                                SMALL            VPS INTERNATIONAL        CENTURY(R) VP     ASSET ALLOCATION
                          CAPITALIZATION--       VALUE PORTFOLIO--           VALUE--             FUND--
                           CLASS O SHARES         CLASS A SHARES            CLASS II         CLASS 2 SHARES
                          ----------------------------------------------------------------------------------


Number of shares.......            69                    26                     169                 10

Identified cost........        $2,052                  $659                  $1,412               $178







                            DREYFUS IP         DREYFUS VIF         DREYFUS VIF        DWS DREMAN
                            TECHNOLOGY         DEVELOPING           EMERGING         SMALL MID CAP
                             GROWTH--           LEADERS--           LEADERS--         VALUE VIP--
                          INITIAL SHARES     INITIAL SHARES      INITIAL SHARES     CLASS A SHARES
                          ------------------------------------------------------------------------


Number of shares.......          62                  1                  --                  61

Identified cost........        $577                $22                 $--              $1,222








                                ALGER
                              AMERICAN           ALLIANCEBERNSTEIN          AMERICAN         AMERICAN FUNDS
                                SMALL            VPS INTERNATIONAL        CENTURY(R) VP     ASSET ALLOCATION
                          CAPITALIZATION--       VALUE PORTFOLIO--           VALUE--             FUND--
                           CLASS O SHARES         CLASS A SHARES            CLASS II         CLASS 2 SHARES
                          ----------------------------------------------------------------------------------


Purchases..............        $1,708                  $678                  $1,042               $180

Proceeds from sales....         1,811                    18                     164                  2







                            DREYFUS IP         DREYFUS VIF         DREYFUS VIF        DWS DREMAN
                            TECHNOLOGY         DEVELOPING           EMERGING         SMALL MID CAP
                             GROWTH--           LEADERS--           LEADERS--         VALUE VIP--
                          INITIAL SHARES     INITIAL SHARES      INITIAL SHARES     CLASS A SHARES
                          ------------------------------------------------------------------------


Purchases..............        $284                $ 3                $161              $1,227

Proceeds from sales....          61                 13                 182                   4



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







      AMERICAN FUNDS                           AMERICAN          AMERICAN
       GLOBAL SMALL         AMERICAN             FUNDS             FUNDS          CVS CALVERT
        CAPITALIZA-           FUNDS          GROWTH-INCOME     INTERNATIONAL        SOCIAL
          TION--          GROWTH FUND--         FUND--            FUND--           BALANCED          DAVIS VALUE
      CLASS 2 SHARES     CLASS 2 SHARES     CLASS 2 SHARES    CLASS 2 SHARES       PORTFOLIO          PORTFOLIO
      ------------------------------------------------------------------------------------------------------------


             17                  20                 1                 67                8                 134

           $433              $1,386               $35             $1,616              $16              $1,966

        DELAWARE VIP
        INTERNATIONAL
        VALUE EQUITY
          SERIES--
       STANDARD CLASS
      ----------------


              27

            $526





                            FIDELITY(R)       FIDELITY(R)       FIDELITY(R)       FIDELITY(R)
             DWS                VIP               VIP               VIP               VIP          FIDELITY(R) VIP
       SMALL CAP INDEX        CONTRA-           EQUITY-        FREEDOM 2010      FREEDOM 2020       FREEDOM 2030
            VIP--            FUND(R)--         INCOME--         PORTFOLIO--       PORTFOLIO--        PORTFOLIO--
       CLASS A SHARES      INITIAL CLASS     INITIAL CLASS    INITIAL SHARES    INITIAL SHARES     INITIAL SHARES
      ------------------------------------------------------------------------------------------------------------


               977                770              388               31                75                 49

           $15,568            $24,245           $9,998             $365              $958               $640

       FIDELITY(R) VIP
          GROWTH--
        INITIAL CLASS
      ----------------


               90

           $3,212








      AMERICAN FUNDS                           AMERICAN          AMERICAN
       GLOBAL SMALL         AMERICAN             FUNDS             FUNDS          CVS CALVERT
        CAPITALIZA-           FUNDS          GROWTH-INCOME     INTERNATIONAL        SOCIAL
          TION--          GROWTH FUND--         FUND--            FUND--           BALANCED          DAVIS VALUE
      CLASS 2 SHARES     CLASS 2 SHARES     CLASS 2 SHARES    CLASS 2 SHARES       PORTFOLIO          PORTFOLIO
      ------------------------------------------------------------------------------------------------------------


           $437              $1,724               $35             $1,915              $1               $1,923

              5                 322                --                302               7                  417

        DELAWARE VIP
        INTERNATIONAL
        VALUE EQUITY
          SERIES--
       STANDARD CLASS
      ----------------


            $531

               4





                            FIDELITY(R)       FIDELITY(R)       FIDELITY(R)       FIDELITY(R)
             DWS                VIP               VIP               VIP               VIP          FIDELITY(R) VIP
       SMALL CAP INDEX        CONTRA-           EQUITY-        FREEDOM 2010      FREEDOM 2020       FREEDOM 2030
            VIP--            FUND(R)--         INCOME--         PORTFOLIO--       PORTFOLIO--        PORTFOLIO--
       CLASS A SHARES      INITIAL CLASS     INITIAL CLASS    INITIAL SHARES    INITIAL SHARES     INITIAL SHARES
      ------------------------------------------------------------------------------------------------------------


           $ 8,781            $12,457           $4,748             $442              $860               $664

            17,875              1,843            1,830              262                79                281

       FIDELITY(R) VIP
          GROWTH--
        INITIAL CLASS
      ----------------


            $990

             304

--------------------------------------------------------------------------------








                                               FIDELITY(R) VIP                          FIDELITY(R)
                           FIDELITY(R) VIP       INVESTMENT        FIDELITY(R) VIP          VIP
                             INDEX 500--        GRADE BOND--          MID-CAP--         OVERSEAS--
                            INITIAL CLASS       INITIAL CLASS       INITIAL CLASS      INITIAL CLASS
                          --------------------------------------------------------------------------


Number of shares.......            203                511                  646                539

Identified cost........        $30,506             $6,413              $21,542            $12,398






                            LVIP BARON
                              GROWTH            MFS(R)            MFS(R)            MFS(R)
                           OPPORTUNITIES       INVESTORS       NEW DISCOVERY       UTILITIES
                           FUND--SERVICE    TRUST SERIES--       SERIES--          SERIES--
                           CLASS SHARES      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......           94                9                1                  37

Identified cost........       $2,948             $142               $8              $1,072









                                               FIDELITY(R) VIP                          FIDELITY(R)
                           FIDELITY(R) VIP       INVESTMENT        FIDELITY(R) VIP          VIP
                             INDEX 500--        GRADE BOND--          MID-CAP--         OVERSEAS--
                            INITIAL CLASS       INITIAL CLASS       INITIAL CLASS      INITIAL CLASS
                          --------------------------------------------------------------------------


Purchases..............        $12,253             $4,236              $7,881             $6,743

Proceeds from sales....          7,759              1,847               4,071              8,174






                            LVIP BARON
                              GROWTH            MFS(R)            MFS(R)            MFS(R)
                           OPPORTUNITIES       INVESTORS       NEW DISCOVERY       UTILITIES
                           FUND--SERVICE    TRUST SERIES--       SERIES--          SERIES--
                           CLASS SHARES      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $2,384              $3                $1               $715

Proceeds from sales....          253               4                 7                212



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------





                                                                JANUS ASPEN       JANUS ASPEN
                            JANUS ASPEN                           SERIES            SERIES             LAZARD
       FIDELITY(R) VIP        SERIES          JANUS ASPEN         MID CAP          WORLDWIDE         RETIREMENT
            VALUE           BALANCED--      SERIES FORTY--       GROWTH--          GROWTH--         INTERNATIONAL
        STRATEGIES--       INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL         EQUITY
       SERVICE CLASS 2        SHARES            SHARES            SHARES            SHARES            PORTFOLIO
      ------------------------------------------------------------------------------------------------------------


              34                  563              183               200               30                 231

            $441              $14,166           $5,591            $6,603             $872              $3,312

         LORD ABBETT
        SERIES FUND--
           MID-CAP
            VALUE
          PORTFOLIO
      ----------------


               718

           $15,675






                         MORGAN STANLEY                            PIMCO                                                  PIMCO
      MORGAN STANLEY      UIF EMERGING      MORGAN STANLEY          LOW              PIMCO             PIMCO              U.S.
       UIF EMERGING          MARKETS         UIF U.S. REAL      DURATION--       REAL RETURN--    TOTAL RETURN--      GOVERNMENT--
      MARKETS DEBT--        EQUITY--           ESTATE--       ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE     ADMINISTRATIVE
          CLASS I            CLASS I            CLASS I        CLASS SHARES      CLASS SHARES      CLASS SHARES       CLASS SHARES
      ------------------------------------------------------------------------------------------------------------------------------


             86                 355                 538              40                387              2,318                4

           $746              $6,446             $14,877            $403             $4,685            $23,399              $40






                                                                JANUS ASPEN       JANUS ASPEN
                            JANUS ASPEN                           SERIES            SERIES             LAZARD
       FIDELITY(R) VIP        SERIES          JANUS ASPEN         MID CAP          WORLDWIDE         RETIREMENT
            VALUE           BALANCED--      SERIES FORTY--       GROWTH--          GROWTH--         INTERNATIONAL
        STRATEGIES--       INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL         EQUITY
       SERVICE CLASS 2        SHARES            SHARES            SHARES            SHARES            PORTFOLIO
      ------------------------------------------------------------------------------------------------------------


            $213              $3,179            $2,271            $3,139             $165              $1,426

              17                 520               597             1,551               74                 330

         LORD ABBETT
        SERIES FUND--
           MID-CAP
            VALUE
          PORTFOLIO
      ----------------


           $7,570

            4,118






                         MORGAN STANLEY                            PIMCO                                                  PIMCO
      MORGAN STANLEY      UIF EMERGING      MORGAN STANLEY          LOW              PIMCO             PIMCO              U.S.
       UIF EMERGING          MARKETS         UIF U.S. REAL      DURATION--       REAL RETURN--    TOTAL RETURN--      GOVERNMENT--
      MARKETS DEBT--        EQUITY--           ESTATE--       ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE     ADMINISTRATIVE
          CLASS I            CLASS I            CLASS I        CLASS SHARES      CLASS SHARES      CLASS SHARES       CLASS SHARES
      ------------------------------------------------------------------------------------------------------------------------------


           $571              $4,225             $12,377            $170             $2,912            $17,068             $ 43

            124                 465               2,746              30                989              8,042              585

--------------------------------------------------------------------------------







                               ROYCE             ROYCE
                             MICRO-CAP         SMALL-CAP       T. ROWE PRICE
                            PORTFOLIO--       PORTFOLIO--        BLUE CHIP       T. ROWE PRICE
                            INVESTMENT        INVESTMENT          GROWTH         EQUITY INCOME
                               CLASS             CLASS           PORTFOLIO         PORTFOLIO
                          --------------------------------------------------------------------


Number of shares.......          275               381               752              1,000

Identified cost........       $3,994            $4,071            $7,890            $24,256









                               ROYCE             ROYCE
                             MICRO-CAP         SMALL-CAP       T. ROWE PRICE
                            PORTFOLIO--       PORTFOLIO--        BLUE CHIP       T. ROWE PRICE
                            INVESTMENT        INVESTMENT          GROWTH         EQUITY INCOME
                               CLASS             CLASS           PORTFOLIO         PORTFOLIO
                          --------------------------------------------------------------------


Purchases..............       $2,385            $2,867            $3,790            $14,396

Proceeds from sales....          550               288             3,158              4,663



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------





                                                                                          T. ROWE           VAN ECK
                              T. ROWE                                                      PRICE           WORLDWIDE
                               PRICE             T. ROWE              T. ROWE            PERSONAL          ABSOLUTE
        T. ROWE PRICE      INTERNATIONAL          PRICE                PRICE             STRATEGY          RETURN--
          INDEX 500            STOCK          LIMITED-TERM          NEW AMERICA          BALANCED        INITIAL CLASS
          PORTFOLIO          PORTFOLIO       BOND PORTFOLIO      GROWTH PORTFOLIO        PORTFOLIO          SHARES
      ----------------------------------------------------------------------------------------------------------------


              40                 121                348                  132                  725              29

            $422              $2,038             $1,704               $2,958              $14,445            $296

        VAN ECK WIT
      WORLDWIDE BOND
          FUND--
       INITIAL CLASS
          SHARES
      --------------


             --

            $--







                                                                                          T. ROWE           VAN ECK
                              T. ROWE                                                      PRICE           WORLDWIDE
                               PRICE             T. ROWE              T. ROWE            PERSONAL          ABSOLUTE
        T. ROWE PRICE      INTERNATIONAL          PRICE                PRICE             STRATEGY          RETURN--
          INDEX 500            STOCK          LIMITED-TERM          NEW AMERICA          BALANCED        INITIAL CLASS
          PORTFOLIO          PORTFOLIO       BOND PORTFOLIO      GROWTH PORTFOLIO        PORTFOLIO          SHARES
      ----------------------------------------------------------------------------------------------------------------


            $102              $1,070             $1,189               $2,302              $ 9,053             $68

              19                 135                450                  668               14,705               7

        VAN ECK WIT
      WORLDWIDE BOND
          FUND--
       INITIAL CLASS
          SHARES
      --------------


            $--

             --

NOTE 3--Expenses and Related Party Transactions:

--------------------------------------------------------------------------------

NYLIAC deducts certain charges from all premiums received for CSVUL, CESVUL2, CESVUL3, CESVUL4 and CESVUL5 policies. On CSVUL policies, a sales expense charge of 2.25% is deducted to compensate NYLIAC for expenses associated with selling the policies. This charge may increase in the future, but will never exceed 4.5%. A state premium tax charge of 2% is deducted. This charge may increase consistent with changes in the applicable tax law. A federal tax charge of 1.25% is also deducted, this charge may also increase consistent with changes in the applicable tax law.

     On CESVUL2 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 13.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. (2) During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. (3) During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. (4) Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

     On CESVUL3 and CESVUL4 policies, we deduct 2.00% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges up to the Target Premium and 1.75% and 1.25%, respectively, for premiums in excess of the Target Premium and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 10.75% from any premium paid up to the Target Premium. (2) During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. During Policy Years after year seven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. We currently do not charge a sales expense charge on premiums in excess of the Target Premium in any year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

     On CESVUL5 policies, we deduct 2.00% and 1.25% from each premium paid in years one through seven and 1.50% and 1.00% in years eight and beyond for state tax charges and federal tax charges, respectively. Also deducted is a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 14.00% from any premium paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.00% plus state and federal charges from any additional premiums paid in this Policy Year.
(2) During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently do not expect to deduct a sales expense charge. (3) During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently do not expect to deduct a sales expense charge. (4) During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

     On CSVUL, CESVUL2, CESVUL3 and CESVUL4 policies, NYLIAC deducts a monthly contract charge of $7.50, for CSVUL, $5.00 for CESVUL2 and $0 in year one and $5.00 in years two and beyond for all others, to compensate for costs incurred in providing administrative services including: premium collection, record-keeping and claims processing. On CSVUL3 and CSVUL4 policies, the monthly contract charge is deducted in policy years two and subsequent. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying statement of changes in net assets.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------

     On CSVUL policies, NYLIAC also assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by investment division from the policy's cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years 1-5 and declines each year thereafter to a minimum of 6.5% in year nine. Surrender charges are paid to NYLIAC. This charge is included with surrenders on the accompanying statement of changes in net assets.

     On CSVUL and CESVUL2 policies, CSVUL Separate Account-I is charged for mortality and expense risks assumed by NYLIAC. For CSVUL policies, these charges are made daily at an annual rate of .70% of the daily variable accumulation value of each Investment Division for policy years one through ten. For policy years eleven and later, it is expected that these charges will be reduced to an annual rate of .30% of the daily variable accumulation value of each Investment Division. For CESVUL2 policies, in all years, it is expected that the charge will be an annual rate of .25% of the average daily variable accumulation value of each Investment Division's assets. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%. For CESVUL3 and CESVUL4, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy year one, the mortality and expense charge deducted is .25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is .45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to .25%. For CESVUL5, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy years one through ten, the mortality and expense risk charge deducted is .50%. In Policy Years eleven and beyond, the mortality and expense risk charge deducted is reduced to 0.25%. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:

--------------------------------------------------------------------------------

CSVUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):

--------------------------------------------------------------------------------

Transactions in accumulation units for the years ended December 31, 2007 and December 31, 2006 were as follows:




                                                   MAINSTAY VP
                             MAINSTAY VP             CAPITAL             MAINSTAY VP
                               BOND--            APPRECIATION--             CASH
                            INITIAL CLASS         INITIAL CLASS          MANAGEMENT
                         ------------------    ------------------    ------------------
                           2007       2006       2007       2006       2007       2006
                         --------------------------------------------------------------

SERIES I POLICIES
Units issued...........     --          40         --          95      1,714     12,887
Units redeemed.........    (70)       (392)      (790)        (16)    (2,166)       (92)
                           ---        ----       ----      ------    -------    -------
  Net increase
     (decrease)........    (70)       (352)      (790)         79       (452)    12,795
                           ===        ====       ====      ======    =======    =======

SERIES II POLICIES
Units issued...........     --          --         --          --        481      5,004
Units redeemed.........     --          --         --          --       (405)    (6,237)
                           ---        ----       ----      ------    -------    -------
  Net increase
     (decrease)........     --          --         --          --         76     (1,233)
                           ===        ====       ====      ======    =======    =======

SERIES III POLICIES
Units issued...........     44          51        229       1,241     83,797     61,091
Units redeemed.........     (7)        (81)        (5)     (1,036)   (16,009)   (56,372)
                           ---        ----       ----      ------    -------    -------
  Net increase
     (decrease)........     37         (30)       224         205     67,788      4,719
                           ===        ====       ====      ======    =======    =======







                             MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                             HIGH YIELD            ICAP SELECT            INCOME &
                          CORPORATE BOND--          EQUITY--              GROWTH--
                            INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                         ------------------    ------------------    ------------------
                           2007       2006       2007       2006       2007       2006
                         --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      2          29         1         (1)        --         --
Units redeemed.........     (1)       (282)       (1)       (23)        --         --
                           ---        ----       ---        ---        ---         --
  Net increase
     (decrease)........      1        (253)       --        (24)        --         --
                           ===        ====       ===        ===        ===         ==

SERIES II POLICIES
Units issued...........      3           2        --         --         --         --
Units redeemed.........     --          --        --         (4)        --         --
                           ---        ----       ---        ---        ---         --
  Net increase
     (decrease)........      3           2        --         (4)        --         --
                           ===        ====       ===        ===        ===         ==

SERIES III POLICIES
Units issued...........    679         259        --         --         --          4
Units redeemed.........     (7)         (3)      (13)        (4)       (74)        (9)
                           ---        ----       ---        ---        ---         --
  Net increase
     (decrease)........    672         256       (13)        (4)       (74)        (5)
                           ===        ====       ===        ===        ===         ==



Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2006 (Commencement of Investments) through December 2006.
(b) For Series III policies, represents the period February 2006 (Commencement of Investments) through December 2006.
(c) For Series III policies, represents the period July 2006 (Commencement of Investments) through December 2006.
(d) For Series III policies, represents the period August 2006 (Commencement of Investments) through December 2006.
(e) For Series II policies, represents the period October 2006 (Commencement of Investments) through December 2006.
(f) For Series III policies, represents the period December 2006 (Commencement of Investments).
(g) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(h) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(i) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(j) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(k) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(l) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(m) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







          MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
        COMMON STOCK--         CONVERTIBLE--        FLOATING RATE--        GOVERNMENT--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006     2007(m)    2006(a)      2007       2006
      ------------------------------------------------------------------------------------


          5         11         --         --         --         --         --          9
         (6)       (12)        --         --         --         --         --        (79)
        ---        ---         --        ---        ---         --         --        ---
         (1)        (1)        --         --         --         --         --        (70)
        ===        ===         ==        ===        ===         ==         ==        ===


          1          1          1          4          8         --         --          1
        (30)       (29)        --         --         --         --         --         (6)
        ---        ---         --        ---        ---         --         --        ---
        (29)       (28)         1          4          8         --         --         (5)
        ===        ===         ==        ===        ===         ==         ==        ===


         51          9         12          8         24         33         74         21
         (1)        --         (4)       (25)       (18)        --         (1)        (1)
        ---        ---         --        ---        ---         --         --        ---
         50          9          8        (17)         6         33         73         20
        ===        ===         ==        ===        ===         ==         ==        ===







          MAINSTAY VP
         INTERNATIONAL          MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
           EQUITY--         LARGE CAP GROWTH--      MID CAP CORE--       MID CAP GROWTH--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006     2007(m)      2006
      ------------------------------------------------------------------------------------


            2       84         --         --         --          --         --        --
       (1,392)     (92)        (1)       (32)        --          --         --        --
       ------      ---         --        ---        ---       -----       ----       ---
       (1,390)      (8)        (1)       (32)        --          --         --        --
       ======      ===         ==        ===        ===       =====       ====       ===


            8       13         --         --         --          --         16        --
           (7)     (10)        (6)        --        (11)        (10)        --        --
       ------      ---         --        ---        ---       -----       ----       ---
            1        3         (6)        --        (11)        (10)        16        --
       ======      ===         ==        ===        ===       =====       ====       ===


          307      875         --          2        135       1,162         86       632
          (15)     (11)        (1)        (2)       (61)         (4)      (119)       (3)
       ------      ---         --        ---        ---       -----       ----       ---
          292      864         (1)        --         74       1,158        (33)      629
       ======      ===         ==        ===        ===       =====       ====       ===


--------------------------------------------------------------------------------







                              MAINSTAY VP           MAINSTAY VP            MAINSTAY VP
                            MID CAP VALUE--       S&P 500 INDEX--      SMALL CAP GROWTH--
                             INITIAL CLASS         INITIAL CLASS          INITIAL CLASS
                          ------------------    ------------------    --------------------
                            2007       2006       2007       2006       2007        2006
                          ----------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --       1,710         78        --           --
Units redeemed.........      --         --        (343)      (484)       --           --
                            ---        ---       -----       ----        --          ---
  Net increase
     (decrease)........      --         --       1,367       (406)       --           --
                            ===        ===       =====       ====        ==          ===

SERIES II POLICIES
Units issued...........      --         --           3         14        --           --
Units redeemed.........     (24)       (22)         --         (1)       --           --
                            ---        ---       -----       ----        --          ---
  Net increase
     (decrease)........     (24)       (22)          3         13        --           --
                            ===        ===       =====       ====        ==          ===

SERIES III POLICIES
Units issued...........      23         10         109        368        12          397
Units redeemed.........      --         (9)        (95)       (18)       (6)          (2)
                            ---        ---       -----       ----        --          ---
  Net increase
     (decrease)........      23          1          14        350         6          395
                            ===        ===       =====       ====        ==          ===







                            ALGER AMERICAN        ALGER AMERICAN      ALLIANCEBERNSTEIN VPS
                               LEVERAGED               SMALL              INTERNATIONAL
                               ALLCAP--          CAPITALIZATION--       VALUE PORTFOLIO--
                            CLASS O SHARES        CLASS O SHARES          CLASS A SHARES
                          ------------------    ------------------    ---------------------
                            2007       2006       2007       2006            2007(K)
                          -----------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --         --                --
Units redeemed.........      --         --         --         --                --
                             --         --        ---        ---                --
  Net increase
     (decrease)........      --         --         --         --                --
                             ==         ==        ===        ===                ==

SERIES II POLICIES
Units issued...........      --         --         --         --                --
Units redeemed.........      --         --         --         --                --
                             --         --        ---        ---                --
  Net increase
     (decrease)........      --         --         --         --                --
                             ==         ==        ===        ===                ==

SERIES III POLICIES
Units issued...........      --          8         21        121                72
Units redeemed.........      (7)        --        (23)        (5)               --
                             --         --        ---        ---                --
  Net increase
     (decrease)........      (7)         8         (2)       116                72
                             ==         ==        ===        ===                ==



Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2006 (Commencement of Investments) through December 2006.
(b) For Series III policies, represents the period February 2006 (Commencement of Investments) through December 2006.
(c) For Series III policies, represents the period July 2006 (Commencement of Investments) through December 2006.
(d) For Series III policies, represents the period August 2006 (Commencement of Investments) through December 2006.
(e) For Series II policies, represents the period October 2006 (Commencement of Investments) through December 2006.
(f) For Series III policies, represents the period December 2006 (Commencement of Investments).
(g) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(h) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(i) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(j) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(k) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(l) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(m) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






                                                         AIM V.I.               AIM V.I.
          MAINSTAY VP           MAINSTAY VP            GLOBAL REAL            INTERNATIONAL
        TOTAL RETURN--            VALUE--             ESTATE FUND--           GROWTH FUND--
         INITIAL CLASS         INITIAL CLASS         SERIES I SHARES         SERIES I SHARES
      ------------------    ------------------    ---------------------    ------------------
        2007       2006       2007       2006       2007     2006(c)(e)      2007     2006(c)
      ---------------------------------------------------------------------------------------


        831         92         77         162         --          --          --         --
        (13)        (7)        (5)         (3)        --          --          --         --
        ---         --        ---        ----       ----         ---         ---         --
        818         85         72         159         --          --          --         --
        ===         ==        ===        ====       ====         ===         ===         ==


         --         --         --          --          2           7          --         --
         --         --        (42)        (45)        (7)         --          --         --
        ---         --        ---        ----       ----         ---         ---         --
         --         --        (42)        (45)        (5)          7          --         --
        ===         ==        ===        ====       ====         ===         ===         ==


         --         --        103         928         58         445         335          3
         --         --        (33)       (171)      (401)         --          (1)        --
        ---         --        ---        ----       ----         ---         ---         --
         --         --         70         757       (343)        445         334          3
        ===         ==        ===        ====       ====         ===         ===         ==







           AMERICAN           AMERICAN FUNDS        AMERICAN FUNDS
          CENTURY(R)         ASSET ALLOCATION        GLOBAL SMALL         AMERICAN FUNDS
          VP VALUE--              FUND--           CAPITALIZATION--        GROWTH FUND--
           CLASS II           CLASS 2 SHARES        CLASS 2 SHARES        CLASS 2 SHARES
      ------------------    ------------------    ------------------    ------------------
        2007       2006     2007(G)      2006     2007(g)      2006       2007     2006(F)
      ------------------------------------------------------------------------------------


         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         --         --         --         --         --         --        ---         --
         --         --         --         --         --         --         --         --
         ==         ==         ==         ==         ==         ==        ===         ==


          4         11         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         --         --         --         --         --         --        ---         --
          4         11         --         --         --         --         --         --
         ==         ==         ==         ==         ==         ==        ===         ==


         58         17         17         --         38         --        130          1
         (1)        (6)        --         --         --         --        (12)        --
         --         --         --         --         --         --        ---         --
         57         11         17         --         38         --        118          1
         ==         ==         ==         ==         ==         ==        ===         ==


--------------------------------------------------------------------------------







                            AMERICAN FUNDS          AMERICAN FUND
                             GROWTH-INCOME          INTERNATIONAL
                                FUND--                 FUNDS--           CVS CALVERT SOCIAL
                            CLASS 2 SHARES          CLASS 2 SHARES       BALANCED PORTFOLIO
                          ------------------    ---------------------    ------------------
                          2007(i)      2006     2007(g)(h)      2006       2007       2006
                          -----------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --           --          --         --         --
Units redeemed.........      --         --           --          --         --         (1)
                             --         --          ---          --         --        ---
  Net increase
     (decrease)........      --         --           --          --         --         (1)
                             ==         ==          ===          ==         ==        ===

SERIES II POLICIES
Units issued...........      --         --           --          --         --         --
Units redeemed.........      --         --           --          --         --         --
                             --         --          ---          --         --        ---
  Net increase
     (decrease)........      --         --           --          --         --         --
                             ==         ==          ===          ==         ==        ===

SERIES III POLICIES
Units issued...........       3         --          139          --         --          8
Units redeemed.........      --         --           (1)         --         (1)       (82)
                             --         --          ---          --         --        ---
  Net increase
     (decrease)........       3         --          138          --         (1)       (74)
                             ==         ==          ===          ==         ==        ===







                              DREYFUS VIF         DWS DREMAN              DWS
                               EMERGING          SMALL MID CAP         SMALL CAP
                               LEADERS--          VALUE VIP--         INDEX VIP--
                            INITIAL SHARES      CLASS A SHARES      CLASS A SHARES
                          ------------------    --------------    ------------------
                            2007     2006(b)        2007(J)         2007       2006
                          ----------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --             --             --         --
Units redeemed.........      --         --             --             --         --
                            ---         --            ---           ----      -----
  Net increase
     (decrease)........      --         --             --             --         --
                            ===         ==            ===           ====      =====

SERIES II POLICIES
Units issued...........      --         --             --              1          1
Units redeemed.........      --         --             --             --         (9)
                            ---         --            ---           ----      -----
  Net increase
     (decrease)........      --         --             --              1         (8)
                            ===         ==            ===           ====      =====

SERIES III POLICIES
Units issued...........      14          2            131             69      1,057
Units redeemed.........     (16)        --             --           (828)        (7)
                            ---         --            ---           ----      -----
  Net increase
     (decrease)........      (2)         2            131           (759)     1,050
                            ===         ==            ===           ====      =====



Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2006 (Commencement of Investments) through December 2006.
(b) For Series III policies, represents the period February 2006 (Commencement of Investments) through December 2006.
(c) For Series III policies, represents the period July 2006 (Commencement of Investments) through December 2006.
(d) For Series III policies, represents the period August 2006 (Commencement of Investments) through December 2006.
(e) For Series II policies, represents the period October 2006 (Commencement of Investments) through December 2006.
(f) For Series III policies, represents the period December 2006 (Commencement of Investments).
(g) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(h) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(i) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(j) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(k) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(l) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(m) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






                               DELAWARE VIP
                               INTERNATIONAL          DREYFUS IP             DREYFUS VIF
                                   VALUE              TECHNOLOGY              DEVELOPING
          DAVIS VALUE         EQUITY SERIES--          GROWTH--               LEADERS--
           PORTFOLIO          STANDARD CLASS        INITIAL SHARES          INITIAL SHARES
      ------------------    ------------------    ------------------    ---------------------
        2007       2006     2007(g)      2006       2007       2006       2007        2006
      ---------------------------------------------------------------------------------------
                                                                                            4

         --         --         --         --         --         --         --              --
         --         --         --         --         --         --         --              --
        ---         --         --         --         --         --         --             ---
         --         --         --         --         --         --         --              --
        ===         ==         ==         ==         ==         ==         ==             ===


          1          5         --         --         --         --         --               4
         --         --         --         --         --         --         --             (26)
        ---         --         --         --         --         --         --             ---
          1          5         --         --         --         --         --             (22)
        ===         ==         ==         ==         ==         ==         ==             ===


        123         16         38         --         23          5         --               3
         (1)        --         --         --         (3)        (2)        (1)             (7)
        ---         --         --         --         --         --         --             ---
        122         16         38         --         20          3         (1)             (4)
        ===         ==         ==         ==         ==         ==         ==             ===







                                                    FIDELITY(R) VIP       FIDELITY(R) VIP
        FIDELITY(R) VIP       FIDELITY(R) VIP        FREEDOM 2010          FREEDOM 2020
        CONTRAFUND(R)--       EQUITY-INCOME--         PORTFOLIO--           PORTFOLIO--
         INITIAL CLASS         INITIAL CLASS        INITIAL SHARES        INITIAL SHARES
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006     2007(l)      2006       2007       2006
      ------------------------------------------------------------------------------------


          1         --         --          19        --         --         --         --
         (1)       (17)        --        (180)       --         --         --         --
        ---        ---        ---        ----       ---         --         --         --
         --        (17)        --        (161)       --         --         --         --
        ===        ===        ===        ====       ===         ==         ==         ==


         18         14          1          --         3         --          2         --
         (1)       (71)        --          (4)       --         --         --         --
        ---        ---        ---        ----       ---         --         --         --
         17        (57)         1          (4)        3         --          2         --
        ===        ===        ===        ====       ===         ==         ==         ==


        335        554        185         214        23         --         60          8
        (17)       (17)       (41)        (11)      (11)        (6)        (1)        --
        ---        ---        ---        ----       ---         --         --         --
        318        537        144         203        12         (6)        59          8
        ===        ===        ===        ====       ===         ==         ==         ==


--------------------------------------------------------------------------------







                            FIDELITY(R) VIP
                             FREEDOM 2030          FIDELITY(R) VIP        FIDELITY(R) VIP
                              PORTFOLIO--             GROWTH--              INDEX 500--
                            INITIAL SHARES          INITIAL CLASS          INITIAL CLASS
                          ------------------    --------------------    ------------------
                            2007     2006(d)      2007        2006        2007       2006
                          ----------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --           --          --        --
Units redeemed.........      --         --         --           --          --        --
                            ---         --         --         ----        ----       ---
  Net increase
     (decrease)........      --         --         --           --          --        --
                            ===         ==         ==         ====        ====       ===

SERIES II POLICIES
Units issued...........      --         --         10            4           3        20
Units redeemed.........      --         --         --          (29)        (77)       (1)
                            ---         --         --         ----        ----       ---
  Net increase
     (decrease)........      --         --         10          (25)        (74)       19
                            ===         ==         ==         ====        ====       ===

SERIES III POLICIES
Units issued...........      48         21         44           59         520       704
Units redeemed.........     (17)        --         (5)        (174)       (177)      (36)
                            ---         --         --         ----        ----       ---
  Net increase
     (decrease)........      31         21         39         (115)        343       668
                            ===         ==         ==         ====        ====       ===






                              JANUS ASPEN                                   JANUS ASPEN
                                SERIES               JANUS ASPEN              SERIES
                              BALANCED--           SERIES FORTY--        MID CAP GROWTH--
                             INSTITUTIONAL          INSTITUTIONAL          INSTITUTIONAL
                                SHARES                 SHARES                 SHARES
                          ------------------    --------------------    ------------------
                            2007       2006       2007        2006        2007       2006
                          ----------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --          18         --          --         --         --
Units redeemed.........     (14)       (201)        --          --         --         --
                            ---        ----        ---         ---        ---        ---
  Net increase
     (decrease)........     (14)       (183)        --          --         --         --
                            ===        ====        ===         ===        ===        ===

SERIES II POLICIES
Units issued...........      16          24         --          --         --         --
Units redeemed.........      (2)         (2)        --          --         --         --
                            ---        ----        ---         ---        ---        ---
  Net increase
     (decrease)........      14          22         --          --         --         --
                            ===        ====        ===         ===        ===        ===

SERIES III POLICIES
Units issued...........     190          54        130         337        112        101
Units redeemed.........     (11)        (12)        (4)         (3)       (17)        (7)
                            ---        ----        ---         ---        ---        ---
  Net increase
     (decrease)........     179          42        126         334         95         94
                            ===        ====        ===         ===        ===        ===



Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2006 (Commencement of Investments) through December 2006.
(b) For Series III policies, represents the period February 2006 (Commencement of Investments) through December 2006.
(c) For Series III policies, represents the period July 2006 (Commencement of Investments) through December 2006.
(d) For Series III policies, represents the period August 2006 (Commencement of Investments) through December 2006.
(e) For Series II policies, represents the period October 2006 (Commencement of Investments) through December 2006.
(f) For Series III policies, represents the period December 2006 (Commencement of Investments).
(g) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(h) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(i) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(j) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(k) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(l) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(m) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







        FIDELITY(R) VIP
          INVESTMENT          FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
         GRADE BOND--            MID-CAP--            OVERSEAS--        VALUE STRATEGIES--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS        SERVICE CLASS 2
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


         --         --         --         --          --        --         --         --
         --         --         --         --          --        --         --         --
        ---        ---        ---        ---        ----       ---         --         --
         --         --         --         --          --        --         --         --
        ===        ===        ===        ===        ====       ===         ==         ==


         24         38          4         22          10        --         --         --
         (2)        (2)       (14)        (3)         --       (11)        --         --
        ---        ---        ---        ---        ----       ---         --         --
         22         36        (10)        19          10       (11)        --         --
        ===        ===        ===        ===        ====       ===         ==         ==


        185        112        207        408         165       637         12          8
        (14)        (4)       (80)       (14)       (337)      (14)        (1)        (1)
        ---        ---        ---        ---        ----       ---         --         --
        171        108        127        394        (172)      623         11          7
        ===        ===        ===        ===        ====       ===         ==         ==






          JANUS ASPEN                                                    LVIP BARON GROWTH
            SERIES                LAZARD              LORD ABBETT          OPPORTUNITIES
      WORLDWIDE GROWTH--        RETIREMENT           SERIES FUND--            FUND--
         INSTITUTIONAL         INTERNATIONAL         MID-CAP VALUE         SERVICE CLASS
            SHARES           EQUITY PORTFOLIO          PORTFOLIO              SHARES
      ------------------    ------------------    ------------------    ------------------
        2007       2006     2007(h)      2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


          2          5         --         --          --         --        --         --
         (3)        (9)        --         --          --         --        --         --
         --        ---         --        ---        ----       ----       ---         --
         (1)        (4)        --         --          --         --        --         --
         ==        ===         ==        ===        ====       ====       ===         ==


         --          3         --         --           1          2         6          7
         --        (12)        --         --          --        (61)       --         --
         --        ---         --        ---        ----       ----       ---         --
         --         (9)        --         --           1        (59)        6          7
         ==        ===         ==        ===        ====       ====       ===         ==


          8         11         42        173         217        302       157         55
         (1)        (6)        (5)        (3)       (118)      (100)       (1)        --
         --        ---         --        ---        ----       ----       ---         --
          7          5         37        170          99        202       156         55
         ==        ===         ==        ===        ====       ====       ===         ==


--------------------------------------------------------------------------------








                                MFS(R)                MFS(R)                MFS(R)
                            INVESTORS TRUST        NEW DISCOVERY           UTILITIES
                               SERIES--              SERIES--              SERIES--
                             INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                          ------------------    ------------------    ------------------
                            2007       2006       2007       2006       2007       2006
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --         --         --         --
Units redeemed.........      --         --         --         --         --         --
                             --         --         --        ---         --         --
  Net increase
     (decrease)........      --         --         --         --         --         --
                             ==         ==         ==        ===         ==         ==

SERIES II POLICIES
Units issued...........      --         (1)        --         --          2         --
Units redeemed.........      --         --         --         --         --         (1)
                             --         --         --        ---         --         --
  Net increase
     (decrease)........      --         (1)        --         --          2         (1)
                             ==         ==         ==        ===         ==         ==

SERIES III POLICIES
Units issued...........      --         --          1         15         26         40
Units redeemed.........      --         --         (1)       (71)        (2)        --
                             --         --         --        ---         --         --
  Net increase
     (decrease)........      --         --         --        (56)        24         40
                             ==         ==         ==        ===         ==         ==








                                 PIMCO                 PIMCO                 PIMCO
                             REAL RETURN--        TOTAL RETURN--       U.S. GOVERNMENT--
                            ADMINISTRATIVE        ADMINISTRATIVE        ADMINISTRATIVE
                             CLASS SHARES          CLASS SHARES          CLASS SHARES
                          ------------------    ------------------    ------------------
                            2007       2006       2007       2006       2007     2006(c)
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --          --        --         --         --
Units redeemed.........      --         --          --        --         --         --
                            ---        ---       -----       ---        ---         --
  Net increase
     (decrease)........      --         --          --        --         --         --
                            ===        ===       =====       ===        ===         ==

SERIES II POLICIES
Units issued...........       4          1          --         1         --         --
Units redeemed.........      (4)        (5)         (7)      (15)        --         --
                            ---        ---       -----       ---        ---         --
  Net increase
     (decrease)........      --         (4)         (7)      (14)        --         --
                            ===        ===       =====       ===        ===         ==

SERIES III POLICIES
Units issued...........     177        134       1,041       532          3         54
Units redeemed.........     (15)        (3)       (307)      (17)       (53)        --
                            ---        ---       -----       ---        ---         --
  Net increase
     (decrease)........     162        131         734       515        (50)        54
                            ===        ===       =====       ===        ===         ==



Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2006 (Commencement of Investments) through December 2006.
(b) For Series III policies, represents the period February 2006 (Commencement of Investments) through December 2006.
(c) For Series III policies, represents the period July 2006 (Commencement of Investments) through December 2006.
(d) For Series III policies, represents the period August 2006 (Commencement of Investments) through December 2006.
(e) For Series II policies, represents the period October 2006 (Commencement of Investments) through December 2006.
(f) For Series III policies, represents the period December 2006 (Commencement of Investments).
(g) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(h) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(i) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(j) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(k) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(l) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(m) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








        MORGAN STANLEY        MORGAN STANLEY        MORGAN STANLEY             PIMCO
         UIF EMERGING          UIF EMERGING            UIF U.S.           LOW DURATION--
        MARKETS DEBT--       MARKETS EQUITY--        REAL ESTATE--        ADMINISTRATIVE
            CLASS I               CLASS I               CLASS I            CLASS SHARES
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


         --         --         --         --         --         --         --         --
         --         --         --         --         --         --         --         --
         --         --        ---         --        ---        ---         --        ---
         --         --         --         --         --         --         --         --
         ==         ==        ===         ==        ===        ===         ==        ===


          1          3         20         --          7          2         --         --
         --         --         --         (2)        --        (18)        --        (23)
         --         --        ---         --        ---        ---         --        ---
          1          3         20         (2)         7        (16)        --        (23)
         ==         ==        ===         ==        ===        ===         ==        ===


         29         13        117         70        389        104         13         20
         (1)        --         (3)        (2)        (4)       (31)        (1)        (1)
         --         --        ---         --        ---        ---         --        ---
         28         13        114         68        385         73         12         19
         ==         ==        ===         ==        ===        ===         ==        ===







             ROYCE                 ROYCE
           MICRO-CAP             SMALL-CAP
          PORTFOLIO--           PORTFOLIO--          T. ROWE PRICE         T. ROWE PRICE
          INVESTMENT            INVESTMENT         BLUE CHIP GROWTH        EQUITY INCOME
             CLASS                 CLASS               PORTFOLIO             PORTFOLIO
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


         --         --         --         --          --         --         5           9
         --         --         --         --          --         --        (6)         (3)
        ---         --        ---        ---        ----       ----       ---        ----
         --         --         --         --          --         --        (1)          6
        ===         ==        ===        ===        ====       ====       ===        ====


          1         14         --         --          --          4        29          21
         (6)        --         --         --         (11)       (14)       (1)       (115)
        ---         --        ---        ---        ----       ----       ---        ----
         (5)        14         --         --         (11)       (10)       28         (94)
        ===         ==        ===        ===        ====       ====       ===        ====


        107         72        204        115         161        161       622         308
         (5)        (8)        (5)        (1)       (110)      (288)      (89)       (101)
        ---         --        ---        ---        ----       ----       ---        ----
        102         64        199        114          51       (127)      533         207
        ===         ==        ===        ===        ====       ====       ===        ====


--------------------------------------------------------------------------------








                                                   T. ROWE PRICE         T. ROWE PRICE
                             T. ROWE PRICE         INTERNATIONAL         LIMITED-TERM
                               INDEX 500               STOCK                 BOND
                               PORTFOLIO             PORTFOLIO             PORTFOLIO
                          ------------------    ------------------    ------------------
                            2007       2006       2007       2006       2007       2006
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --         --         --         --         --
Units redeemed.........      --         --         --         --         --         --
                             --         --         --        ---        ---         --
  Net increase
     (decrease)........      --         --         --         --         --         --
                             ==         ==         ==        ===        ===         ==

SERIES II POLICIES
Units issued...........      --         --          3          9          1          2
Units redeemed.........      --         --         --         (6)        --         (2)
                             --         --         --        ---        ---         --
  Net increase
     (decrease)........      --         --          3          3          1         --
                             ==         ==         ==        ===        ===         ==

SERIES III POLICIES
Units issued...........       7         27         41         57         77         52
Units redeemed.........      (1)        (1)        (3)       (28)       (16)        (2)
                             --         --         --        ---        ---         --
  Net increase
     (decrease)........       6         26         38         29         61         50
                             ==         ==         ==        ===        ===         ==




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2006 (Commencement of Investments) through December 2006.
(b) For Series III policies, represents the period February 2006 (Commencement of Investments) through December 2006.
(c) For Series III policies, represents the period July 2006 (Commencement of Investments) through December 2006.
(d) For Series III policies, represents the period August 2006 (Commencement of Investments) through December 2006.
(e) For Series II policies, represents the period October 2006 (Commencement of Investments) through December 2006.
(f) For Series III policies, represents the period December 2006 (Commencement of Investments).
(g) For Series III policies, represents the period January 2007 (Commencement of Investments) through December 2007.
(h) For Series II policies, represents the period February 2007 (Commencement of Investments) through December 2007.
(i) For Series III policies, represents the period May 2007 (Commencement of Investments) through December 2007.
(j) For Series III policies, represents the period June 2007 (Commencement of Investments) through December 2007.
(k) For Series III policies, represents the period July 2007 (Commencement of Investments) through December 2007.
(l) For Series II policies, represents the period August 2007 (Commencement of Investments) through December 2007.
(m) For Series II and III policies, represents the period October 2007 (Commencement of Investments) through December 2007.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                                   T. ROWE PRICE              VAN ECK               VAN ECK WIT
           T. ROWE PRICE         PERSONAL STRATEGY      WORLDWIDE ABSOLUTE           WORLDWIDE
        NEW AMERICA GROWTH           BALANCED                RETURN--               BOND FUND--
             PORTFOLIO               PORTFOLIO         INITIAL CLASS SHARES    INITIAL CLASS SHARES
       --------------------    --------------------    --------------------    --------------------
         2007        2006        2007        2006        2007        2006             2007(m)
       --------------------------------------------------------------------------------------------


           --         --           --          --         --          --                --
           --         --           --          --         --          --                --
          ---         --         ----         ---         --          --                --
           --         --           --          --         --          --                --
          ===         ==         ====         ===         ==          ==                ==


           --         17           --          --         --          --                --
           (6)        --           --          --         --          --                --
          ---         --         ----         ---         --          --                --
           (6)        17           --          --         --          --                --
          ===         ==         ====         ===         ==          ==                ==


          135         52          236         839          4          15                --
          (20)        (7)        (764)        (12)        --          --                --
          ---         --         ----         ---         --          --                --
          115         45         (528)        827          4          15                --
          ===         ==         ====         ===         ==          ==                ==


NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):

--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2007, 2006, 2005, 2004, and 2003:





                                                        MAINSTAY VP
                                                          BOND--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   19    $1,080    $6,193    $4,973    $3,967
Units Outstanding..................        1        71       423       345       284
Variable Accumulation Unit Value...   $16.06    $15.19    $14.63    $14.41    $13.95
Total Return.......................     5.8%      3.8%      1.5%      3.4%      3.8%
Investment Income Ratio............     2.1%      0.3%      3.5%      3.8%      4.2%

SERIES II POLICIES(b)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

SERIES III POLICIES(c)
Net Assets.........................   $1,689    $1,177    $1,441    $1,163    $   --
Units Outstanding..................      144       107       137       113        --
Variable Accumulation Unit Value...   $11.69    $10.98    $10.50    $10.27    $   --
Total Return.......................     6.5%      4.5%      2.2%      2.7%        --
Investment Income Ratio............     3.8%      1.1%      2.8%      6.0%        --






                                                        MAINSTAY VP
                                                      COMMON STOCK--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $    596  $    587   $   527   $ 3,826   $30,953
Units Outstanding..................        40        41        42       329     2,932
Variable Accumulation Unit Value...  $  15.02  $  14.38   $ 12.43   $ 11.63   $ 10.56
Total Return.......................      4.4%     15.7%      6.9%     10.1%     25.5%
Investment Income Ratio............      1.2%      0.6%      0.2%      0.2%      1.1%

SERIES II POLICIES(b)
Net Assets.........................  $108,001  $103,462   $89,437   $83,745   $   228
Units Outstanding..................     6,155     6,184     6,212     6,248        19
Variable Accumulation Unit Value...  $  17.55  $  16.73   $ 14.40   $ 13.40   $ 12.12
Total Return.......................      4.9%     16.2%      7.4%     10.6%     26.1%
Investment Income Ratio............      1.3%      0.6%      1.0%      9.1%      1.2%

SERIES III POLICIES(c)
Net Assets.........................  $    878  $    157   $    22   $     8   $    --
Units Outstanding..................        61        11         2         1        --
Variable Accumulation Unit Value...  $  14.29  $  13.59   $ 11.67   $ 10.83   $    --
Total Return.......................      5.1%     16.5%      7.7%      8.4%        --
Investment Income Ratio............      1.3%      1.1%      1.0%     14.2%        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                      MAINSTAY VP
                CAPITAL APPRECIATION--                                     MAINSTAY VP
                     INITIAL CLASS                                       CASH MANAGEMENT
------------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $   273   $ 8,194   $ 7,135   $1,234    $21,393  $ 16,231   $16,157   $   151   $   119   $  166
            24       814       735      137      2,453    12,468    12,920       125       101      141
       $ 11.24   $ 10.07   $  9.71   $ 9.02    $  8.72  $   1.30   $  1.25   $  1.20   $  1.18   $ 1.18
         11.6%      3.7%      7.7%     3.4%      26.1%      4.1%      3.9%      2.2%      0.1%       --
            --      0.4%        --       --       0.2%      4.7%      4.8%      2.9%      0.8%     0.7%


       $    --   $    --   $    --   $   --    $    --  $    620   $   511   $ 1,778   $ 1,591   $8,361
            --        --        --       --         --       544       468     1,701     1,563    8,265
       $ 11.21   $    --   $    --   $   --    $ 11.21  $   1.14   $  1.09   $  1.05   $  1.02   $ 1.01
            --        --        --       --      17.2%      4.6%      4.3%      2.7%      0.6%     0.4%
            --        --        --       --         --      4.7%      4.5%      3.0%      2.1%     0.7%


       $19,469   $14,688   $11,758   $7,441    $    --  $118,086   $39,142   $32,538   $13,693   $   --
         1,474     1,250     1,045      717         --   103,882    36,094    31,375    13,601       --
       $ 13.21   $ 11.75   $ 11.25   $10.38    $    --  $   1.14   $  1.08   $  1.04   $  1.01   $   --
         12.4%      4.4%      8.4%     3.8%         --      4.8%      4.6%      3.0%      0.7%       --
          0.2%      0.4%        --     1.5%         --      4.6%      4.7%      1.1%      0.6%       --






                         MAINSTAY VP                        MAINSTAY VP                        MAINSTAY VP
                        CONVERTIBLE--                     FLOATING RATE--                     GOVERNMENT--
                        INITIAL CLASS                      INITIAL CLASS                      INITIAL CLASS
      ------------------------------------------------  ------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


       $    1    $    1    $    1    $   --    $   --    $   --    $   --    $   32    $   31    $1,020    $  898    $  767
           --        --        --        --        --        --        --         2         2        72        64        56
       $14.05    $12.32    $11.23    $10.63    $10.09    $   --    $   --    $15.57    $14.69    $14.22    $13.99    $13.63
        14.1%      9.6%      5.7%      5.4%      7.6%        --        --      5.9%      3.3%      1.7%      2.6%      1.2%
         2.4%      2.5%        --      2.5%     25.8%        --        --      4.9%        --      3.1%      4.2%      4.7%


       $  379    $  313    $  226    $  229    $  178    $   79    $   --    $   --    $   --    $   56    $   49    $   53
           22        21        17        18        15         8        --        --        --         5         5         5
       $17.01    $14.85    $13.48    $12.68    $11.98    $ 9.98    $   --    $11.14    $11.14    $10.96    $10.74    $10.42
        14.6%     10.1%      6.3%      5.8%     21.9%     (0.2%)       --        --      1.6%      2.1%      3.1%      1.6%
         2.4%      2.7%      1.5%      5.9%     20.5%     26.2%        --        --        --      3.3%      9.7%      5.3%


       $  242    $  116    $  292    $   --    $   --    $  420    $  344    $1,326    $  433    $  197    $   57    $   --
           17         9        26        --        --        39        33       112        39        19         6        --
       $14.38    $12.52    $11.34    $10.42    $   --    $10.82    $10.55    $11.79    $11.05    $10.62    $10.37    $   --
        14.9%     10.4%      8.9%      4.2%        --      2.6%      5.5%      6.7%      4.1%      2.4%      3.7%        --
         2.8%      0.9%      1.4%        --        --      6.4%      6.2%      5.9%      1.4%      3.4%     16.1%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                HIGH YIELD CORPORATE BOND--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   164   $  157    $4,349    $3,917    $3,188
Units Outstanding..................         9        8       261       241       219
Variable Accumulation Unit Value...   $ 18.80   $18.51    $16.64    $16.27    $14.54
Total Return.......................      1.6%    11.2%      2.2%     11.9%     35.4%
Investment Income Ratio............      6.4%     0.1%      6.0%      7.1%      7.5%

SERIES II POLICIES(b)
Net Assets.........................   $   250   $  194    $  131    $   58    $   68
Units Outstanding..................        14       11         9         4         5
Variable Accumulation Unit Value...   $ 17.26   $16.91    $15.13    $14.73    $13.10
Total Return.......................      2.1%    11.8%      2.7%     12.4%     36.0%
Investment Income Ratio............      6.0%     2.5%      7.7%     13.5%      7.8%

SERIES III POLICIES(c)
Net Assets.........................   $14,732   $5,915    $2,391    $  391    $   --
Units Outstanding..................     1,140      468       212        36        --
Variable Accumulation Unit Value...   $ 12.92   $12.63    $11.27    $10.95    $   --
Total Return.......................      2.3%    12.0%      2.9%      9.5%        --
Investment Income Ratio............      7.8%     2.7%      6.2%     24.4%        --







                                                        MAINSTAY VP
                                                  INTERNATIONAL EQUITY--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $43,580   $67,923   $52,190   $49,629   $16,086
Units Outstanding..................     2,228     3,618     3,626     3,697     1,396
Variable Accumulation Unit Value...   $ 19.56   $ 18.77   $ 14.40   $ 13.42   $ 11.52
Total Return.......................      4.2%     30.4%      7.2%     16.5%     29.1%
Investment Income Ratio............      0.6%      0.3%      1.7%      1.8%      1.9%

SERIES II POLICIES(b)
Net Assets.........................   $ 1,463   $ 1,377   $ 1,004   $   846   $   310
Units Outstanding..................        67        66        63        57        24
Variable Accumulation Unit Value...   $ 21.98   $ 21.00   $ 16.03   $ 14.88   $ 12.71
Total Return.......................      4.7%     31.0%      7.7%     17.1%     29.7%
Investment Income Ratio............      0.7%      0.4%      1.5%      4.2%      5.3%

SERIES III POLICIES(c)
Net Assets.........................   $29,202   $23,036   $ 6,744   $ 3,331   $    --
Units Outstanding..................     1,696     1,404       540       288        --
Variable Accumulation Unit Value...   $ 17.22   $ 16.41   $ 12.50   $ 11.57   $    --
Total Return.......................      4.9%     31.3%      8.0%     15.7%        --
Investment Income Ratio............      0.7%      0.5%      1.8%      3.0%        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
                    ICAP SELECT EQUITY--                                INCOME & GROWTH--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $  177    $  176    $  430    $  396    $  353      $--     $    1    $    1    $   --    $   --
           12        12        36        34        34       --         --        --        --        --
       $15.13    $14.26    $12.04    $11.49    $10.39      $--     $12.06    $10.39    $   --    $   --
         6.1%     18.5%      4.7%     10.6%     27.1%       --      16.1%      3.9%        --        --
         0.4%      0.2%      1.0%      1.0%      0.8%       --       0.7%      3.0%        --        --


       $   --    $   --    $   56    $   47    $   36      $--     $   --    $    5    $    4    $    4
           --        --         4         3         3       --         --        --        --        --
       $   --    $16.30    $14.98    $14.24    $12.82      $--     $12.46    $12.48    $11.95    $10.63
           --      8.8%      5.2%     11.1%     27.6%       --      (0.1%)     4.4%     12.4%     28.4%
           --        --      1.0%      2.9%      0.8%       --         --      1.2%      4.8%      1.9%


       $   24    $    5    $  218    $   20    $   --      $--     $   22    $  932    $   49    $   --
            2        15        19         2        --       --         74        79         4        --
       $14.47    $13.54    $11.35    $10.76    $   --      $--     $13.80    $11.81    $11.28    $   --
         6.9%     19.3%      5.4%      7.6%        --       --      16.9%      4.7%     12.8%        --
         0.4%      0.3%      1.8%      1.5%        --       --       0.6%      3.0%      4.2%        --







                         MAINSTAY VP                                       MAINSTAY VP
                     LARGE CAP GROWTH--                                  MID CAP CORE--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $  111    $   97    $  281    $  254    $  252    $    --   $    --   $    --   $    --   $   --
           14        15        47        44        42         --        --        --        --       --
       $ 7.70    $ 6.39    $ 6.00    $ 5.79    $ 5.97    $    --   $    --   $    --   $    --   $   --
        20.5%      6.5%      3.6%     (3.0%)    27.2%         --        --        --        --       --
           --      0.1%        --      0.2%      0.2%         --        --        --        --       --


       $   --    $   67    $   63    $   48    $  158    $48,265   $46,294   $40,564   $35,255   $   45
           --         6         6         5        16      2,165     2,176     2,186     2,196        3
       $   --    $10.94    $10.22    $ 9.82    $10.08    $ 22.29   $ 21.28   $ 18.56   $ 16.06   $13.17
        (0.2%)     7.0%      4.1%     (2.6%)    27.7%       4.8%     14.7%     15.6%     21.9%    35.2%
           --      0.1%        --      0.2%      0.2%       0.4%        --      0.6%      3.2%     0.6%


       $   33    $   28    $   31    $   14    $   --    $23,854   $21,564   $ 2,931   $ 2,792   $   --
            2         3         3         1        --      1,446     1,372       214       237       --
       $13.32    $10.98    $10.24    $ 9.81    $   --    $ 16.50   $ 15.71   $ 13.67   $ 11.80   $   --
        21.3%      7.2%      4.3%     (1.9%)       --       5.0%     15.0%     15.9%     18.0%       --
         0.0%      0.1%        --      0.9%        --       0.4%        --      0.5%      0.5%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                   MAINSTAY VP                             MAINSTAY VP
                                                MID CAP GROWTH--                         MID CAP VALUE--
                                                  INITIAL CLASS                           INITIAL CLASS
                                     --------------------------------------  --------------------------------------
                                       2007      2006      2005      2004      2007      2006      2005      2004
                                     ------------------------------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $    --   $    --   $    --   $    --
Units Outstanding..................        --       --        --        --         --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $    --   $    --   $    --   $    --
Total Return.......................        --       --        --        --         --        --        --        --
Investment Income Ratio............        --       --        --        --         --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $   150   $   --    $   --    $   --    $63,752   $64,974   $57,377   $54,668
Units Outstanding..................        16       --        --        --      4,769     4,793     4,815     4,837
Variable Accumulation Unit Value...   $  9.44   $   --    $   --    $   --    $ 13.37   $ 13.56   $ 11.92   $ 11.30
Total Return.......................     (5.6%)      --        --        --      (1.4%)    13.8%      5.4%     13.0%
Investment Income Ratio............        --       --        --        --       1.0%      0.1%      0.8%      5.3%


SERIES III POLICIES(c)
Net Assets.........................   $10,832   $9,851    $  466    $  144    $   507   $   221   $   182   $    12
Units Outstanding..................       630      663        34        12         40        17        16         1
Variable Accumulation Unit Value...   $ 17.20   $14.85    $13.60    $11.61    $ 12.63   $ 12.78   $ 11.21   $ 10.60
Total Return.......................     15.8%     9.2%     17.1%     16.1%      (1.1%)    14.0%      5.7%      6.0%
Investment Income Ratio............        --       --        --        --       1.1%      0.1%      2.0%      9.6%







                                                        MAINSTAY VP
                                                      TOTAL RETURN--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $12,280   $2,941    $1,891    $1,361    $1,256
Units Outstanding..................     1,099      281       196       150       146
Variable Accumulation Unit Value...   $ 11.17   $10.47    $ 9.63    $ 9.10    $ 8.62
Total Return.......................      6.8%     8.7%      5.8%      5.6%     18.8%
Investment Income Ratio............      3.1%     0.9%      1.8%      1.8%      1.9%

SERIES II POLICIES(b)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

SERIES III POLICIES(c)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                         MAINSTAY VP                                  MAINSTAY VP
                       S&P 500 INDEX--                            SMALL CAP GROWTH--
                        INITIAL CLASS                                INITIAL CLASS
      ------------------------------------------------  --------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004
      ----------------------------------------------------------------------------------------


      $157,310  $131,923  $119,908  $118,599   $93,168   $   --    $   --    $   --    $   --
        11,052     9,685    10,091    10,385     8,951       --        --        --        --
      $  14.23  $  13.62  $  11.88  $  11.42   $ 10.41   $   --    $   --    $   --    $   --
          4.5%     14.6%      4.1%      9.7%     27.3%       --        --        --        --
          1.7%      0.5%      1.2%      1.8%      1.4%       --        --        --        --



      $    608  $    534  $    319  $    297   $   255   $   --    $   --    $   --    $   --
            42        39        26        26        24       --        --        --        --
      $  14.53  $  13.85  $  12.02  $  11.50   $ 10.44   $   --    $   --    $   --    $   --
          5.0%     15.1%      4.5%     10.2%     27.9%       --        --        --        --
          1.7%      0.7%      1.2%      4.5%      4.3%       --        --        --        --



      $ 23,852  $ 22,492  $ 15,506  $ 12,742   $    --   $4,522    $4,597    $   34    $    6
         1,730     1,716     1,366     1,176        --      404       398         3         1
      $  13.79  $  13.10  $  11.35  $  10.83   $    --   $11.19    $11.56    $10.87    $10.45
          5.2%     15.4%      4.8%      8.3%        --    (3.2%)     6.3%      4.1%      4.5%
          1.7%      0.7%      1.2%      4.9%        --       --        --        --        --






                                                             AIM V.I.            AIM V.I.
                      MAINSTAY VP                           GLOBAL REAL        INTERNATIONAL
                        VALUE--                            ESTATE FUND--       GROWTH FUND--
                     INITIAL CLASS                        SERIES I SHARES     SERIES I SHARES
------------------------------------------------------  ------------------  ------------------
        2007      2006      2005      2004      2003      2007      2006      2007      2006
      ----------------------------------------------------------------------------------------


      $  4,536  $  3,500  $  1,143  $  2,868   $    2    $   --    $   --    $   --    $   --
           331       259       100       265       --        --        --        --        --
      $  13.69  $  13.49  $  11.43  $  10.83   $ 9.80    $   --    $   --    $   --    $   --
          1.5%     18.1%      5.5%     10.5%    26.5%        --        --        --        --
          1.8%      0.6%      0.6%      1.9%     2.4%        --        --        --        --



      $159,779  $157,522  $133,533  $126,588   $   59    $   16    $   75    $   --    $   --
         8,610     8,652     8,697     8,738        5         2         7        --        --
      $  18.56  $  18.21  $  15.35  $  14.49   $13.05    $10.42    $11.06    $   --    $   --
          1.9%     18.6%      6.0%     11.0%    27.1%     (5.8%)    10.6%        --        --
          1.6%      0.4%      1.2%      7.4%     1.6%      1.0%      8.0%        --        --



      $ 13,288  $ 12,123  $  2,161  $    620   $   --    $1,197    $5,505    $4,552    $   30
         1,030       960       203        62       --       102       445       337         3
      $  12.91  $  12.63  $  10.62  $  10.00   $   --    $11.70    $12.38    $13.50    $11.77
          2.2%     18.9%      6.2%        --       --     (5.5%)    23.8%     14.7%     16.7%
          1.6%      0.5%      1.5%        --       --      2.3%      4.0%        --      2.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                 ALGER AMERICAN
                                               LEVERAGED ALLCAP--
                                                 CLASS O SHARES
                                     --------------------------------------
                                       2007      2006      2005      2004
                                     --------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --
Investment Income Ratio............       --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --
Investment Income Ratio............       --        --        --        --


SERIES III POLICIES(c)
Net Assets.........................   $   51    $  144    $   27    $   13
Units Outstanding..................        3        10         2         1
Variable Accumulation Unit Value...   $18.99    $14.22    $11.92    $10.42
Total Return.......................    33.5%     19.3%     14.4%      4.2%
Investment Income Ratio............       --        --        --        --






                                       AMERICAN FUNDS      AMERICAN FUNDS                          AMERICAN FUNDS
                                      ASSET ALLOCATION      GLOBAL SMALL       AMERICAN FUNDS       GROWTH-INCOME
                                           FUND--         CAPITALIZATION--      GROWTH FUND--          FUND--
                                       CLASS 2 SHARES      CLASS 2 SHARES      CLASS 2 SHARES      CLASS 2 SHARES
                                     ------------------  ------------------  ------------------  ------------------
                                       2007      2006      2007      2006      2007      2006      2007      2006
                                     ------------------------------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --      $--     $   --      $--     $   --    $   --    $   --      $--
Units Outstanding..................       --       --         --       --         --        --        --       --
Variable Accumulation Unit Value...   $   --      $--     $   --      $--     $   --    $   --    $   --      $--
Total Return.......................       --       --         --       --         --        --        --       --
Investment Income Ratio............       --       --         --       --         --        --        --
                                          --

SERIES II POLICIES(b)
Net Assets.........................   $   --      $--     $   --      $--     $   --    $   --    $   --      $--
Units Outstanding..................       --       --         --       --         --        --        --       --
Variable Accumulation Unit Value...   $   --      $--     $   --      $--     $   --    $   --    $   --      $--
Total Return.......................       --       --         --       --         --        --        --       --
Investment Income Ratio............       --       --         --       --         --        --        --
                                          --

SERIES III POLICIES(c)
Net Assets.........................   $  178      $--     $  471      $--     $1,334    $    5    $   33      $--
Units Outstanding..................       17       --         38       --        119         1         3       --
Variable Accumulation Unit Value...   $10.71      $--     $12.39      $--     $11.19    $ 9.96    $ 9.84      $--
Total Return.......................     7.1%       --      23.9%       --      12.3%     (0.4%)    (1.6%)      --
Investment Income Ratio............     2.3%       --       2.9%       --       1.4%        --      2.8%       --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                        ALLIANCEBERNSTEIN
                       ALGER AMERICAN                   VPS INTERNATIONAL          AMERICAN CENTURY(R) VP
                   SMALL CAPITALIZATION--               VALUE PORTFOLIO--                  VALUE--
                       CLASS O SHARES                     CLASS A SHARES                  CLASS II
      ------------------------------------------------  -----------------  --------------------------------------
        2007      2006      2005      2004      2003           2007          2007      2006      2005      2004
      -----------------------------------------------------------------------------------------------------------


       $   28    $   24    $   19    $  230    $  199         $   --        $   --    $   --    $   --    $   --
            2         2         2        25        25             --            --        --        --        --
       $14.89    $12.79    $10.73    $ 9.24    $ 7.99         $   --        $   --    $   --    $   --    $   --
        16.4%     19.2%     16.1%     15.8%     41.4%             --            --        --        --        --
           --        --        --        --        --             --            --        --        --        --



       $   --    $   --    $   --    $  115    $   72         $   --        $  380    $  349    $  173    $  112
           --        --        --         8         6             --            30        26        15        10
       $   --    $   --    $   --    $14.26    $12.27         $   --        $12.77    $13.52    $11.44    $10.94
           --        --        --     16.3%     22.7%             --         (5.5%)    18.2%      4.6%      9.4%
           --        --        --        --        --             --          1.4%      1.1%      0.7%        --



       $2,255    $1,950    $  189    $   59    $   --         $  664        $  882    $  227    $   70    $   --
          129       131        15         6        --             72            75        18         7        --
       $17.43    $14.86    $12.38    $10.59    $   --         $ 9.26        $11.68    $12.34    $10.41    $   --
        17.2%     20.1%     16.9%      5.9%        --          (7.4%)        (5.3%)    18.5%      4.1%        --
           --        --        --        --        --             --          1.4%      0.6%      0.5%        --






        AMERICAN FUNDS
         INTERNATIONAL                       CVS CALVERT
            FUND--                         SOCIAL BALANCED                           DAVIS VALUE
        CLASS 2 SHARES                        PORTFOLIO                               PORTFOLIO
      ------------------  ------------------------------------------------  ----------------------------
        2007      2006      2007      2006      2005      2004      2003      2007      2006      2005
      --------------------------------------------------------------------------------------------------

       $   --      $--     $   --    $   --    $    7    $    7    $   27    $   --    $   --    $   --
           --       --         --        --         1         1         2        --        --        --
       $   --      $--     $   --    $12.64    $12.42    $11.84    $11.01    $   --    $   --    $   --
           --       --         --      1.8%      4.9%      7.5%     18.5%        --        --        --
           --       --         --        --      0.0%      1.2%      2.1%        --        --        --


       $   --      $--     $   --    $   --    $   --    $   --    $   --    $  151    $  143    $   82
           --       --         --        --        --        --        --        14        13         8
       $11.64      $--     $   --    $   --    $   --    $   --    $   --    $10.97    $11.31    $ 9.86
           --       --         --        --        --        --        --     (3.0%)    14.7%     (1.4%)
         0.3%       --         --        --        --        --        --      3.1%      0.6%     43.1%


       $1,647      $--     $   16    $   22    $  865    $  402    $   --    $1,783    $  315    $  118
          138       --          1         2        76        37        --       150        28        12
       $11.89      $--     $12.72    $12.38    $11.38    $10.77    $   --    $11.86    $11.34    $ 9.86
        18.9%       --       2.8%      8.8%      5.7%      7.7%        --      4.6%     15.0%     (1.4%)
         2.2%       --       2.3%      0.3%      1.5%      6.4%        --      1.4%      1.1%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                        DELAWARE VIP
                                        INTERNATIONAL
                                            VALUE                           DREYFUS IP
                                       EQUITY SERIES--                  TECHNOLOGY GROWTH--
                                       STANDARD CLASS                     INITIAL SHARES
                                     ------------------  ------------------------------------------------
                                       2007      2006      2007      2006      2005      2004      2003
                                     --------------------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --      $--     $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --       --         --        --        --        --        --
Variable Accumulation Unit Value...   $   --      $--     $   --    $   --    $   --    $   --    $   --
Total Return.......................       --       --         --        --        --        --        --
Investment Income Ratio............       --       --         --        --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $   --      $--     $   --    $   --    $   --    $   --    $    1
Units Outstanding..................       --       --         --        --        --        --        --
Variable Accumulation Unit Value...   $   --      $--     $ 9.86    $ 9.86    $   --    $ 9.79    $ 9.90
Total Return.......................       --       --         --      0.7%        --     (1.1%)    (1.0%)
Investment Income Ratio............       --       --         --        --        --        --        --


SERIES III POLICIES(c)
Net Assets.........................   $  403      $--     $  671    $  376    $  336    $  133    $   --
Units Outstanding..................       38       --         56        36        33        14        --
Variable Accumulation Unit Value...   $10.59      $--     $12.05    $10.50    $10.07    $ 9.70    $   --
Total Return.......................     5.9%       --      14.7%      4.3%      3.8%     (3.0%)       --
Investment Income Ratio............     2.0%       --         --        --        --        --        --







                                                      FIDELITY(R) VIP
                                                      CONTRAFUND(R)--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   306   $   263   $  543    $  469    $  412
Units Outstanding..................        13        13       30        30        31
Variable Accumulation Unit Value...   $ 23.22   $ 19.88   $17.92    $15.44    $13.46
Total Return.......................     16.8%     10.9%    16.1%     14.7%     27.6%
Investment Income Ratio............      1.0%      1.5%     0.3%      0.3%      0.5%

SERIES II POLICIES(b)
Net Assets.........................   $ 1,790   $ 1,227   $1,994    $1,573    $  839
Units Outstanding..................        86        69      126       116        71
Variable Accumulation Unit Value...   $ 20.73   $ 17.67   $15.86    $13.59    $11.80
Total Return.......................     17.3%     11.4%    16.6%     15.2%     28.1%
Investment Income Ratio............      1.1%      1.2%     0.3%      0.7%      0.2%

SERIES III POLICIES(c)
Net Assets.........................   $19,399   $11,897   $3,687    $  514    $   --
Units Outstanding..................     1,140       822      285        46        --
Variable Accumulation Unit Value...   $ 17.02   $ 14.47   $12.95    $11.08    $   --
Total Return.......................     17.6%     11.7%    16.9%     10.8%        --
Investment Income Ratio............      1.1%      1.5%     0.1%        --        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






                                                                                  DWS
                                                            DREYFUS VIF      DREMAN SMALL
                         DREYFUS VIF                         EMERGING           MID CAP
                    DEVELOPING LEADERS--                     LEADERS--        VALUE VIP--
                       INITIAL SHARES                     INITIAL SHARES    CLASS A SHARES
      ------------------------------------------------  ------------------  --------------
        2007      2006      2005      2004      2003      2007      2006         2007
      ------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $   --    $   --    $   --       $   --
            --       --        --        --        --        --        --           --
       $    --   $   --    $   --    $   --    $   --    $   --    $   --       $   --
            --       --        --        --        --        --        --           --
            --       --        --        --        --        --        --           --


       $    --   $   --    $  256    $  178    $  198    $   --    $   --       $   --
            --       --        22        16        20        --        --           --
       $ 10.90   $10.90    $11.66    $11.05    $ 9.95    $   --    $   --       $   --
            --    (6.5%)     5.5%     11.1%     31.4%        --        --           --
            --     0.6%        --      0.3%        --        --        --           --


       $    19   $   35    $   75    $   22    $   --    $   --    $   18       $1,220
             2        3         7         2        --        --         2          131
       $ 10.05   $11.30    $10.89    $10.29    $   --    $11.02    $10.81       $ 9.29
        (11.1%)    3.7%      5.8%      2.9%        --      1.9%      8.1%        (7.1%)
          0.7%     0.5%        --      0.5%        --        --        --           --

                             DWS
                    SMALL CAP INDEX VIP--
                       CLASS A SHARES
      ------------------------------------------------
        2007      2006      2005      2004      2003
      ------------------------------------------------


       $    --   $    --   $   --    $   --    $   --
            --        --       --        --        --
       $    --   $    --   $   --    $   --    $   --
            --        --       --        --        --
            --        --       --        --        --


       $   113   $   102   $  188    $   73    $    1
             8         7       15         6        --
       $ 14.53   $ 14.85   $12.67    $12.18    $10.37
         (2.1%)    17.2%     4.0%     17.5%      3.7%
          0.8%      0.6%     0.7%      0.2%        --


       $14,260   $24,980   $8,970    $5,823    $   --
         1,057     1,816      766       519        --
       $ 13.49   $ 13.75   $11.70    $11.23    $   --
         (1.9%)    17.5%     4.3%     12.3%        --
          0.9%      0.4%     0.5%      0.1%        --





                                                               FIDELITY(R) VIP
                       FIDELITY(R) VIP                          FREEDOM 2010
                       EQUITY-INCOME--                           PORTFOLIO--
                        INITIAL CLASS                          INITIAL SHARES
      ------------------------------------------------  ----------------------------
        2007      2006      2005      2004      2003      2007      2006      2005
      ------------------------------------------------------------------------------


       $   59    $   60    $2,172    $1,873    $1,518    $   --    $   --    $   --
            4         4       165       149       134        --        --        --
       $15.87    $15.74    $13.18    $12.54    $11.32    $   --    $   --    $   --
         0.8%     19.4%      5.1%     10.8%     29.4%        --        --        --
         1.8%      2.5%      1.6%      1.6%      1.4%        --        --        --



       $   11    $   --    $   58    $   49    $   38    $   31    $   --    $   --
            1        --         4         3         3         3        --        --
       $17.21    $16.97    $15.69    $14.86    $13.35    $10.25    $   --    $   --
         1.4%      8.2%      5.6%     11.3%     30.0%      2.5%        --        --
           --      2.5%      1.4%      3.8%      1.9%     14.8%        --        --



       $9,198    $8,274    $3,577    $1,737    $   --    $  340    $  180    $  221
          658       514       311       160        --        28        16        22
       $13.98    $13.77    $11.46    $10.82    $   --    $11.96    $11.01    $10.02
         1.5%     20.2%      5.9%      8.2%        --      8.7%      9.8%      0.2%
         2.0%      3.5%      0.8%        --        --      2.3%      1.8%        --

             FIDELITY(R) VIP          FIDELITY(R) VIP
              FREEDOM 2020             FREEDOM 2030
               PORTFOLIO--              PORTFOLIO--
             INITIAL SHARES           INITIAL SHARES
      ----------------------------  ------------------
        2007      2006      2005      2007      2006
      ------------------------------------------------

       $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --
       $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --
           --        --        --        --        --



       $   18    $   --    $   --    $   --    $   --
            2        --        --        --        --
       $10.98    $   --    $   --    $   --    $   --
         9.8%        --        --        --        --
         2.5%        --        --        --        --


       $  931    $  177    $   83    $  644    $  230
           75        16         8        52        21
       $12.33    $11.19    $ 9.99    $12.29    $11.04
        10.2%     12.0%     (0.1%)    11.4%     10.4%
         3.8%      1.8%        --      1.8%      4.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                      FIDELITY(R) VIP
                                                         GROWTH--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

SERIES II POLICIES(b)
Net Assets.........................   $  244    $   71    $  339    $  270    $  208
Units Outstanding..................       16         6        31        26        21
Variable Accumulation Unit Value...   $14.79    $11.67    $10.95    $10.38    $10.07
Total Return.......................    26.6%      6.6%      5.5%      3.1%     32.5%
Investment Income Ratio............     0.8%      0.6%      0.4%      0.7%      0.1%

SERIES III POLICIES(c)
Net Assets.........................   $3,823    $2,568    $3,613    $1,636    $   --
Units Outstanding..................      268       229       344       165        --
Variable Accumulation Unit Value...   $14.23    $11.21    $10.49    $ 9.92    $   --
Total Return.......................    27.0%      6.9%      5.8%     (0.8%)       --
Investment Income Ratio............     0.8%      0.6%      0.3%        --        --







                                                      FIDELITY(R) VIP
                                                         MID-CAP--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $    --   $   --    $   --    $   --
Units Outstanding..................        --        --       --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $   --    $   --    $   --
Total Return.......................        --        --       --        --        --
Investment Income Ratio............        --        --       --        --        --

SERIES II POLICIES(b)
Net Assets.........................   $ 1,152   $ 1,196   $  739    $  584    $  276
Units Outstanding..................        51        61       42        39        23
Variable Accumulation Unit Value...   $ 22.77   $ 19.74   $17.56    $14.88    $11.95
Total Return.......................     15.3%     12.4%    18.0%     24.6%     38.3%
Investment Income Ratio............      0.9%      0.3%       --        --      0.1%

SERIES III POLICIES(c)
Net Assets.........................   $22,201   $17,242   $9,912    $4,230    $   --
Units Outstanding..................     1,242     1,115      721       365        --
Variable Accumulation Unit Value...   $ 17.87   $ 15.46   $13.72    $11.59    $   --
Total Return.......................     15.6%     12.7%    18.3%     15.9%        --
Investment Income Ratio............      0.9%      0.3%       --        --        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                       FIDELITY(R) VIP                                   FIDELITY(R) VIP
                         INDEX 500--                                 INVESTMENT GRADE BOND--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $    --   $    --   $    --   $   --    $   --    $   --    $   --    $   --    $   --    $   --
            --        --        --       --        --        --        --        --        --        --
       $    --   $    --   $    --   $   --    $   --    $   --    $   --    $   --    $   --    $   --
            --        --        --       --        --        --        --        --        --        --
            --        --        --       --        --        --        --        --        --        --


       $   336   $ 1,519   $ 1,050   $  816    $  394    $2,001    $1,653    $1,150    $  926    $  616
            20        94        75       61        33       153       131        95        78        54
       $ 16.91   $ 16.08   $ 13.93   $13.32    $12.08    $13.11    $12.59    $12.10    $11.87    $11.39
          5.2%     15.4%      4.6%    10.3%     28.1%      4.1%      4.1%      1.9%      4.2%      4.9%
          3.1%      1.3%      1.5%     2.8%      0.4%      4.1%      3.4%      3.5%     11.0%      2.4%


       $32,904   $26,736   $15,576   $5,552    $   --    $4,516    $2,444    $1,191    $  115    $   --
         2,392     2,049     1,381      516        --       392       221       113        11        --
       $ 13.75   $ 13.04   $ 11.27   $10.75    $   --    $11.52    $11.04    $10.58    $10.35    $   --
          5.4%     15.7%      4.8%     7.5%        --      4.3%      4.3%      2.2%      3.5%        --
          3.5%      1.3%      0.7%       --        --      3.7%      2.8%      0.9%        --        --







                       FIDELITY(R) VIP                              FIDELITY(R) VIP
                         OVERSEAS--                               VALUE STRATEGIES--
                        INITIAL CLASS                               SERVICE CLASS 2
      ------------------------------------------------  --------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004
      ----------------------------------------------------------------------------------------


       $    --   $    --   $   --    $   --    $   --    $   --    $   --    $   --    $   --
            --        --       --        --        --        --        --        --        --
       $    --   $    --   $   --    $   --    $   --    $   --    $   --    $   --    $   --
            --        --       --        --        --        --        --        --        --
            --        --       --        --        --        --        --        --        --



       $   156   $    --   $  165    $   --    $   10    $   --    $   --    $   --    $   --
            10        --       11        --         1        --        --        --        --
       $ 15.59   $ 15.82   $14.53    $14.40    $13.23    $   --    $   --    $   --    $   --
         (1.5%)     8.9%     0.9%      8.9%     43.0%        --        --        --        --
          7.7%      1.4%       --      3.2%      0.4%        --        --        --        --



       $13,500   $14,042   $4,129    $  705    $   --    $  432    $  255    $  129    $   27
           783       955      332        67        --        29        18        11         2
       $ 17.25   $ 14.70   $12.45    $10.46    $   --    $14.89    $14.12    $12.17    $11.88
         17.3%     18.1%    19.0%      4.6%        --      5.4%     16.0%      2.4%     18.8%
          3.0%      0.4%     0.2%        --        --      0.7%      0.3%        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        JANUS ASPEN
                                                     SERIES BALANCED--
                                                   INSTITUTIONAL SHARES
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $10,243   $9,579    $11,800   $11,571   $10,667
Units Outstanding..................       503      517        700       736       731
Variable Accumulation Unit Value...   $ 20.35   $18.54    $ 16.86   $ 15.73   $ 14.59
Total Return.......................      9.8%     9.9%       7.2%      7.8%     13.3%
Investment Income Ratio............      2.6%     2.1%       2.3%      2.3%      2.2%

SERIES II POLICIES(b)
Net Assets.........................   $ 1,994   $1,623    $ 1,201   $   998   $   594
Units Outstanding..................       133      119         97        87        56
Variable Accumulation Unit Value...   $ 15.04   $13.64    $ 12.35   $ 11.47   $ 10.60
Total Return.......................     10.3%    10.4%       7.7%      8.3%     13.8%
Investment Income Ratio............      2.6%     2.3%       2.4%      7.8%      2.4%

SERIES III POLICIES(c)
Net Assets.........................   $ 4,650   $1,928    $ 1,262   $   797   $    --
Units Outstanding..................       331      152        110        75        --
Variable Accumulation Unit Value...   $ 14.03   $12.69    $ 11.47   $ 10.62   $    --
Total Return.......................     10.5%    10.7%       7.9%      6.2%        --
Investment Income Ratio............      2.7%     2.2%       1.7%      3.3%        --







                                                LAZARD
                                       RETIREMENT INTERNATIONAL
                                                EQUITY
                                               PORTFOLIO
                                     ----------------------------
                                       2007      2006      2005
                                     ----------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $   --    $   --
Units Outstanding..................       --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --
Total Return.......................       --        --        --
Investment Income Ratio............       --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $   --    $   --    $   --
Units Outstanding..................       --        --        --
Variable Accumulation Unit Value...   $10.55    $   --    $   --
Total Return.......................     5.5%        --        --
Investment Income Ratio............     2.1%        --        --


SERIES III POLICIES(c)
Net Assets.........................   $3,086    $2,291    $   26
Units Outstanding..................      209       172         2
Variable Accumulation Unit Value...   $14.76    $13.32    $10.87
Total Return.......................    10.8%     22.5%      8.7%
Investment Income Ratio............     2.7%      1.4%      1.0%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









               JANUS ASPEN                        JANUS ASPEN                                  JANUS ASPEN
             SERIES FORTY--                 SERIES MID CAP GROWTH--                     SERIES WORLDWIDE GROWTH--
          INSTITUTIONAL SHARES               INSTITUTIONAL SHARES                         INSTITUTIONAL SHARES
      ----------------------------  --------------------------------------  ------------------------------------------------
        2007      2006      2005      2007      2006      2005      2004      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $  296    $  276    $  285    $  523    $  437
           --        --        --        --        --        --        --        20        21        25        48        42
       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $14.55    $13.37    $11.39    $10.83    $10.41
           --        --        --        --        --        --        --      8.9%     17.4%      5.1%      4.0%     23.1%
           --        --        --        --        --        --        --      0.8%      1.7%      1.3%      1.1%      1.1%


       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   96    $   63    $   30
           --        --        --        --        --        --        --        --        --         9         6         3
       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $10.53    $10.53    $10.79    $10.21    $ 9.77
           --        --        --        --        --        --        --        --     (2.4%)     5.6%      4.5%     23.7%
           --        --        --        --        --        --        --        --      2.2%      1.5%      3.1%      1.4%


       $7,521    $4,077    $  307    $7,998    $5,191    $3,388    $  638    $  749    $  599    $  457    $  128    $   --
          490       364        30       458       363       269        57        56        49        44        13        --
       $15.33    $11.19    $10.24    $17.44    $14.29    $12.58    $11.20    $13.36    $12.18    $10.31    $ 9.74    $   --
        37.0%      9.3%      2.4%     22.0%     13.6%     12.3%     12.0%      9.6%     18.2%      5.9%     (2.6%)       --
         0.4%      0.5%      0.6%      0.2%        --        --        --      0.8%      2.0%      1.4%      1.4%        --





                         LORD ABBETT
                        SERIES FUND--                         LVIP BARON GROWTH
                        MID-CAP VALUE                       OPPORTUNITIES FUND--
                          PORTFOLIO                         SERVICE CLASS SHARES
      ------------------------------------------------  ----------------------------
        2007      2006      2005      2004      2003      2007      2006      2005
      ------------------------------------------------------------------------------


       $    --   $    --   $   --    $   --    $   --    $   --    $   --    $   --
            --        --       --        --        --        --        --        --
       $    --   $    --   $   --    $   --    $   --    $   --    $   --    $   --
            --        --       --        --        --        --        --        --
            --        --       --        --        --        --        --        --



       $   188   $   166   $1,100    $1,026    $  345    $  144    $   71    $   --
            10         9       68        69        29        13         7        --
       $ 18.10   $ 18.03   $16.11    $14.92    $12.06    $10.86    $10.53    $   --
          0.3%     12.0%     8.0%     23.7%     24.4%      3.1%      5.3%        --
          0.5%      0.1%     0.5%      1.2%      1.5%        --        --        --



       $13,379   $11,906   $8,068    $5,014    $   --    $2,685    $  788    $  128
           945       846      644       433        --       224        68        13
       $ 14.15   $ 14.07   $12.53    $11.58    $   --    $11.99    $11.59    $10.04
          0.6%     12.2%     8.2%     15.8%        --      3.4%     15.5%      0.4%
          0.5%      0.6%     0.5%      1.1%        --        --        --        --

                      MFS(R) INVESTORS
                       TRUST SERIES--
                        INITIAL CLASS
      ------------------------------------------------
        2007      2006      2005      2004      2003
      ------------------------------------------------

       $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --
       $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --
           --        --        --        --        --


       $  210    $  194    $  176    $  169    $  109
           12        12        13        13         9
       $17.09    $15.54    $13.79    $12.88    $11.60
        10.0%     12.7%      7.0%     11.1%     21.8%
         0.8%      0.5%      0.5%      1.7%      0.5%


       $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --
       $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --
           --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                     MFS(R)
                                             NEW DISCOVERY SERIES--
                                                  INITIAL CLASS
                                     --------------------------------------
                                       2007      2006      2005      2004
                                     --------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --
Investment Income Ratio............       --        --        --        --

SERIES II POLICIES(b)
Net Assets.........................   $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --
Investment Income Ratio............       --        --        --        --

SERIES III POLICIES(c)
Net Assets.........................   $    9    $   15    $  596    $  315
Units Outstanding..................        1         1        57        32
Variable Accumulation Unit Value...   $12.14    $11.84    $10.46    $ 9.94
Total Return.......................     2.5%     13.2%      5.2%     (0.6%)
Investment Income Ratio............       --        --        --        --







                                                      MORGAN STANLEY
                                               UIF EMERGING MARKETS EQUITY--
                                                          CLASS I
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   80    $   56    $   40    $   29    $   31
Units Outstanding..................        2         2         2         2         3
Variable Accumulation Unit Value...   $32.35    $23.19    $17.03    $12.81    $10.48
Total Return.......................    39.5%     36.2%     32.9%     22.3%     48.6%
Investment Income Ratio............     0.5%      0.8%      0.6%      0.7%        --

SERIES II POLICIES(b)
Net Assets.........................   $  572    $   78    $   86    $   --    $   --
Units Outstanding..................       25         5         7        --        --
Variable Accumulation Unit Value...   $23.32    $16.65    $12.17    $   --    $   --
Total Return.......................    40.1%     36.8%     21.7%        --        --
Investment Income Ratio............     0.1%      0.7%      0.5%        --        --

SERIES III POLICIES(c)
Net Assets.........................   $7,958    $3,353    $1,428    $  481    $   --
Units Outstanding..................      278       164        96        43        --
Variable Accumulation Unit Value...   $28.72    $20.45    $14.91    $11.14    $   --
Total Return.......................    40.5%     37.1%     33.9%     11.4%        --
Investment Income Ratio............     0.4%      0.8%      0.3%        --        --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                           MFS(R)                                 MORGAN STANLEY UIF
                     UTILITIES SERIES--                         EMERGING MARKETS DEBT--
                        INITIAL CLASS                                   CLASS I
      ------------------------------------------------  --------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004
      ----------------------------------------------------------------------------------------


       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --
       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --



       $   28    $   --    $    8    $   --    $  224    $  132    $  116    $   64    $   --
            2        --         1        --        20        10         9         6        --
       $17.45    $13.64    $12.92    $11.75    $11.14    $13.31    $12.52    $11.33    $   --
        27.9%      5.6%     10.0%      5.5%     35.6%      6.3%     10.5%     13.3%        --
         1.3%      4.3%        --      8.2%      2.3%      7.3%      8.1%      6.2%        --



       $1,258    $  621    $   15    $   --    $   --    $  600    $  193    $   16    $   --
           65        41         1        --        --        42        14         1        --
       $19.28    $15.08    $11.49    $   --    $   --    $14.35    $13.47    $12.15    $10.82
        27.9%     31.3%     14.9%        --        --      6.5%     10.8%     12.3%      8.2%
         0.8%      0.4%        --        --        --      7.3%     10.4%      6.6%     85.3%







                     MORGAN STANLEY UIF                                  PIMCO
                     U.S. REAL ESTATE--                             LOW DURATION--
                           CLASS I                            ADMINISTRATIVE CLASS SHARES
      ------------------------------------------------  --------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004
      ----------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
            --       --        --        --        --        --        --        --        --
       $    --   $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
            --       --        --        --        --        --        --        --        --
            --       --        --        --        --        --        --        --        --



       $   466   $  378    $  594    $  952    $  658    $   --    $   --    $  228    $  152
            21       14        30        56        53        --        --        23        15
       $ 22.41   $27.09    $19.67    $16.85    $12.38    $10.12    $10.12    $10.08    $10.00
        (17.3%)   37.7%     16.8%     36.1%     37.2%        --      0.5%      0.8%        --
          0.9%     0.7%      1.0%      4.6%        --        --      3.9%      2.9%      5.5%



       $11,399   $5,238    $2,628    $  809    $   --    $  415    $  264    $   58    $   48
           622      237       164        59        --        37        25         6         5
       $ 18.32   $22.10    $16.01    $13.67    $   --    $11.31    $10.54    $10.11    $10.00
        (17.1%)   38.0%     17.1%     36.7%        --      7.4%      4.3%      1.0%        --
          1.2%     1.1%      0.9%      1.9%        --      4.8%      4.1%      1.8%      1.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                      PIMCO
                                                  REAL RETURN--
                                           ADMINISTRATIVE CLASS SHARES
                                     --------------------------------------
                                       2007      2006      2005      2004
                                     --------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --
Investment Income Ratio............       --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $  103    $   90    $  137    $   78
Units Outstanding..................        9         9        13         8
Variable Accumulation Unit Value...   $11.50    $10.42    $10.37    $10.18
Total Return.......................    10.4%      0.5%      1.8%      1.8%
Investment Income Ratio............     4.7%      4.2%      2.9%      4.5%


SERIES III POLICIES(c)
Net Assets.........................   $4,776    $2,622    $1,237    $   24
Units Outstanding..................      412       250       119         2
Variable Accumulation Unit Value...   $11.59    $10.48    $10.40    $10.19
Total Return.......................    10.7%      0.7%      2.1%      1.9%
Investment Income Ratio............     4.6%      4.2%      3.1%      1.7%







                                                 ROYCE                          T. ROWE PRICE
                                         SMALL-CAP PORTFOLIO--                BLUE CHIP GROWTH
                                           INVESTMENT CLASS                       PORTFOLIO
                                     ----------------------------  --------------------------------------
                                       2007      2006      2005      2007      2006      2005      2004
                                     --------------------------------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $   --    $   --    $   --    $   --    $  141    $  241    $  201
Units Outstanding..................       --        --        --      ----        11        21        19
Variable Accumulation Unit Value...   $10.50    $10.50    $   --    $12.64    $12.31    $11.25    $10.65
Total Return.......................       --      5.0%        --      2.7%      9.4%      5.7%      6.5%
Investment Income Ratio............       --        --        --        --      0.2%      0.1%      6.8%


SERIES III POLICIES(c)
Net Assets.........................   $3,797    $1,546    $  187    $8,877    $7,222    $8,056    $4,500
Units Outstanding..................      331       132        18       618       567       694       411
Variable Accumulation Unit Value...   $11.47    $11.72    $10.15    $14.36    $12.73    $11.61    $10.96
Total Return.......................    (2.1%)    15.4%      1.5%     12.7%      9.7%      5.9%      9.6%
Investment Income Ratio............     0.1%      0.1%        --      0.5%      0.3%      0.1%      2.3%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                     PIMCO
                       PIMCO                   U.S. GOVERNMENT--                   ROYCE
                  TOTAL RETURN--                ADMINISTRATIVE             MICRO-CAP PORTFOLIO--
            ADMINISTRATIVE CLASS SHARES          CLASS SHARES                INVESTMENT CLASS
      --------------------------------------  ------------------  --------------------------------------
        2007      2006      2005      2004      2007      2006      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $    --   $    --   $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
            --        --       --        --        --        --        --        --        --        --
       $    --   $    --   $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
            --        --       --        --        --        --        --        --        --        --
            --        --       --        --        --        --        --        --        --        --



       $    --   $    69   $  217    $   --    $   --    $   --    $  338    $  405    $  156    $   84
            --         7       21        --        --        --        22        27        13         8
       $ 10.65   $ 10.56   $10.19    $   --    $   --    $   --    $15.37    $14.82    $12.25    $11.01
          0.9%      3.6%     1.9%        --        --        --      3.7%     20.9%     11.3%     10.1%
          4.7%      4.4%     3.7%        --        --        --      1.3%      0.3%      0.7%        --



       $24,413   $14,366   $8,384    $3,027    $   43    $  579    $3,369    $1,722    $  642    $  211
         2,039     1,305      790       292         4        54       218       116        52        19
       $ 11.97   $ 11.01   $10.60    $10.35    $11.91    $10.64    $15.49    $14.90    $12.29    $11.01
          8.8%      3.8%     2.5%      3.5%     11.9%        --      4.0%     21.2%     11.6%     10.1%
          4.7%      4.3%     3.2%      2.1%        --      4.0%      1.7%      0.3%      0.6%        --







                        T. ROWE PRICE                           T. ROWE PRICE
                        EQUITY INCOME                             INDEX 500
                          PORTFOLIO                               PORTFOLIO
      ------------------------------------------------  ----------------------------
        2007      2006      2005      2004      2003      2007      2006      2005
      ------------------------------------------------------------------------------


       $   658   $   659   $  460    $  412    $  286    $   --    $   --    $   --
            37        38       32        29        23        --        --        --
       $ 17.64   $ 17.20   $14.56    $14.11    $12.36    $   --    $   --    $   --
          2.5%     18.1%     3.2%     14.1%     24.6%        --        --        --
          1.7%      1.7%     1.5%      1.6%      1.6%        --        --        --


       $ 2,152   $ 1,681   $2,588    $2,044    $1,668    $   --    $   --    $   --
           141       113      207       170       159        --        --        --
       $ 15.26   $ 14.81   $12.48    $12.04    $10.50    $   --    $   --    $   --
          3.0%     18.7%     3.7%     14.6%     25.2%        --        --        --
          1.8%      1.6%     1.6%      4.5%      1.9%        --        --        --


       $20,879   $12,882   $8,428    $3,620    $   --    $  442    $  347    $   24
         1,467       934      727       325        --        34        28         2
       $ 14.23   $ 13.78   $11.59    $11.15    $   --    $12.82    $12.20    $10.57
          3.3%     19.0%     3.9%     11.5%        --      5.1%     15.4%      5.7%
          1.8%      1.6%     1.4%      2.6%        --      1.7%      2.4%      2.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                  T. ROWE PRICE
                                               INTERNATIONAL STOCK
                                                    PORTFOLIO
                                     --------------------------------------
                                       2007      2006      2005      2004
                                     --------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --
Investment Income Ratio............       --        --        --        --


SERIES II POLICIES(b)
Net Assets.........................   $  477    $  377    $  275    $  117
Units Outstanding..................       27        24        21        10
Variable Accumulation Unit Value...   $17.47    $15.50    $13.04    $11.27
Total Return.......................    12.8%     18.8%     15.7%     12.7%
Investment Income Ratio............     1.6%      1.4%      1.8%      9.9%


SERIES III POLICIES(c)
Net Assets.........................   $1,672    $  905    $  375    $  251
Units Outstanding..................       96        58        29        22
Variable Accumulation Unit Value...   $17.45    $15.44    $12.96    $11.17
Total Return.......................    13.0%     19.1%     16.0%     11.7%
Investment Income Ratio............     1.7%      0.9%      1.3%      2.7%







                                                  T. ROWE PRICE
                                           PERSONAL STRATEGY BALANCED
                                                    PORTFOLIO
                                     --------------------------------------
                                       2007      2006      2005      2004
                                     --------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $    --   $    --   $   --    $   --
Units Outstanding..................        --        --       --        --
Variable Accumulation Unit Value...   $    --   $    --   $   --    $   --
Total Return.......................        --        --       --        --
Investment Income Ratio............        --        --       --        --


SERIES II POLICIES(b)
Net Assets.........................   $    --   $    --   $   --    $   --
Units Outstanding..................        --        --       --        --
Variable Accumulation Unit Value...   $    --   $    --   $   --    $   --
Total Return.......................        --        --       --        --
Investment Income Ratio............        --        --       --        --


SERIES III POLICIES(c)
Net Assets.........................   $13,558   $19,466   $7,790    $5,185
Units Outstanding..................       969     1,497      670       475
Variable Accumulation Unit Value...   $ 13.99   $ 13.00   $11.62    $10.92
Total Return.......................      7.6%     11.9%     6.4%      9.2%
Investment Income Ratio............      2.1%      2.3%     1.6%      2.2%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                        T. ROWE PRICE                                T. ROWE PRICE
                      LIMITED-TERM BOND                           NEW AMERICA GROWTH
                          PORTFOLIO                                    PORTFOLIO
      ------------------------------------------------  --------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004
      ----------------------------------------------------------------------------------------


       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --
       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --



       $  121    $  101    $   93    $  200    $  134    $  247    $  295    $   75    $   --
           10         9         9        19        13        18        24         7        --
       $11.80    $11.22    $10.80    $10.64    $10.55    $13.85    $12.22    $10.64    $   --
         5.2%      3.8%      1.5%      0.9%      4.0%     13.3%     14.9%      6.4%        --
         4.3%      4.0%      3.5%      9.2%      3.6%        --      0.1%        --        --



       $1,604    $  873    $  325    $   63    $   --    $2,665    $1,011    $  449    $   49
          143        82        32         6        --       202        87        42         5
       $11.23    $10.65    $10.23    $10.05    $   --    $13.17    $11.58    $10.79    $10.32
         5.5%      4.1%      1.8%      0.5%        --     13.8%      7.3%      4.5%      3.2%
         4.2%      3.8%      3.0%      4.6%        --        --      0.1%        --      0.3%








                      VAN ECK                      VAN ECK WIT
            WORLDWIDE ABSOLUTE RETURN--       WORLDWIDE BOND FUND--
               INITIAL CLASS SHARES            INITIAL CLASS SHARES
      --------------------------------------  ---------------------
        2007      2006      2005      2004             2007
      -------------------------------------------------------------


       $   --    $   --     $  --    $   --           $   --
           --        --        --        --               --
       $   --    $   --     $  --    $   --           $   --
           --        --        --        --               --
           --        --        --        --               --



       $   --    $   --     $  --    $   --           $   --
           --        --        --        --               --
       $   --    $   --     $  --    $   --           $   --
           --        --        --        --               --
           --        --        --        --               --



       $  306    $  244     $  75    $    9           $   --
           27        23         8         1               --
       $11.23    $10.79     $9.93    $ 9.91           $10.26
         4.1%      8.7%      0.2%     (0.9%)              --
         0.6%        --        --        --               --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Corporate Sponsored Variable Universal Life Separate Account-I
Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the New York Life Insurance and Annuity Corporation Corporate Sponsored Variable Universal Life Separate Account-I as of December 31, 2007, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2007 by correspondence with the funds, provide a reasonable basis for our opinion.

(PRICEWATERHOUSE COMPANY LLP)
PricewaterhouseCoopers LLP
New York, New York
February 14, 2008

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                           DECEMBER 31, 2007 AND 2006

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                           CONSOLIDATED BALANCE SHEET


                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2007      2006
                                                                -------   -------
                                                                  (IN MILLIONS)
                                      ASSETS
Fixed maturities, at fair value
  Available-for-sale (includes securities pledged as
     collateral that can be sold or repledged of $1,625 in
     2007 and $971 in 2006)...................................  $39,799   $38,529
  Trading securities..........................................       71        12
Equity securities, at fair value
  Available-for-sale..........................................       15        74
  Trading securities..........................................       --        62
Mortgage loans................................................    5,208     4,189
Policy loans..................................................      703       651
Securities purchased under agreements to resell...............      682       377
Other investments.............................................      631       554
                                                                -------   -------
     Total investments........................................   47,109    44,448
Cash and cash equivalents.....................................      893       583
Deferred policy acquisition costs.............................    3,431     3,310
Interest in annuity contracts.................................    4,468     4,240
Amounts recoverable from reinsurer............................    6,601     6,432
Other assets..................................................      869       856
Separate account assets.......................................   19,093    16,579
                                                                -------   -------
     Total assets.............................................  $82,464   $76,448
                                                                =======   =======

                       LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances...............................  $42,795   $41,309
Future policy benefits........................................    2,766     2,087
Policy claims.................................................      183       156
Obligations under structured settlement agreements............    4,468     4,240
Amounts payable to reinsurer..................................    5,379     5,114
Other liabilities.............................................    2,807     2,308
Separate account liabilities..................................   19,093    16,579
                                                                -------   -------
     Total liabilities........................................   77,491    71,793
                                                                -------   -------
STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000 (20,000 shares authorized,
  2,500 issued and outstanding)...............................       25        25
Additional paid in capital....................................    1,410     1,410
Accumulated other comprehensive income........................       95        77
Retained earnings.............................................    3,443     3,143
                                                                -------   -------
     Total stockholder's equity...............................    4,973     4,655
                                                                -------   -------
     Total liabilities and stockholder's equity...............  $82,464   $76,448
                                                                =======   =======




The accompanying notes are an integral part of the consolidated financial statements.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED STATEMENT OF INCOME


                                                             YEAR ENDED DECEMBER 31,
                                                            ------------------------
                                                             2007     2006     2005
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
REVENUES
  Premiums................................................  $  855   $  565   $  138
  Fees-universal life and annuity policies................     601      487      376
  Net investment income...................................   2,578    2,400    2,187
  Net investment losses...................................     (66)     (41)      --
  Net revenue from reinsurance............................     206      214      276
  Other income............................................      36       28       33
                                                            ------   ------   ------
     Total revenues.......................................   4,210    3,653    3,010
                                                            ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances....   1,781    1,646    1,488
  Increase in liabilities for future policy benefits......     777      529      155
  Policyholder benefits...................................     204      114       71
  Operating expenses......................................     963      899      865
                                                            ------   ------   ------
     Total expenses.......................................   3,725    3,188    2,579
                                                            ------   ------   ------
  Income before income taxes..............................     485      465      431
  Income tax expense......................................     159      138      138
                                                            ------   ------   ------
NET INCOME................................................  $  326   $  327   $  293
                                                            ======   ======   ======




The accompanying notes are an integral part of the consolidated financial statements.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                 CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)


                                                                          ACCUMULATED
                                                 ADDITIONAL                  OTHER           TOTAL
                                       CAPITAL     PAID IN    RETAINED   COMPREHENSIVE   STOCKHOLDER'S
                                        STOCK      CAPITAL    EARNINGS   INCOME (LOSS)       EQUITY
                                       -------   ----------   --------   -------------   -------------
BALANCE AT JANUARY 1, 2005...........    $25       $1,410      $2,535        $ 653           $4,623
                                                                                             ------
Comprehensive income:
  Net income.........................                             293                           293
                                                                                             ------
     Unrealized investment losses,
       net of related offsets,
       reclassification adjustments
       and income taxes..............                                         (422)            (422)
                                                                                             ------
  Other comprehensive loss...........                                                          (422)
                                                                                             ------
Total comprehensive loss.............                                                          (129)
                                         ---       ------      ------        -----           ------
BALANCE AT DECEMBER 31, 2005.........     25        1,410       2,828          231            4,494
                                                                                             ------
Comprehensive income:
  Net income.........................                             327                           327
                                                                                             ------
     Unrealized investment losses,
       net of related offsets,
       reclassification adjustments
       and income taxes..............                                         (154)            (154)
                                                                                             ------
  Other comprehensive loss...........                                                          (154)
                                                                                             ------
Total comprehensive income...........                                                           173
                                                                                             ------
  Distribution to stockholder........                             (12)                          (12)
                                         ---       ------      ------        -----           ------
BALANCE AT DECEMBER 31, 2006.........     25        1,410       3,143           77            4,655
                                                                                             ------
  Cumulative effect of changes in
     accounting principles, net of
     income tax (see Note 2).........                             (26)                          (26)
                                         ---       ------      ------        -----           ------
BALANCE AT JANUARY 1, 2007, AS
  ADJUSTED...........................     25        1,410       3,117           77            4,629
                                                                                             ------
Comprehensive income:
  Net income.........................                             326                           326
                                                                                             ------
     Unrealized investment gains, net
       of related offsets,
       reclassification adjustments
       and income taxes..............                                           18               18
                                                                                             ------
  Other comprehensive income.........                                                            18
                                                                                             ------
Total comprehensive income...........                                                           344
                                         ---       ------      ------        -----           ------
BALANCE AT DECEMBER 31, 2007.........    $25       $1,410      $3,443        $  95           $4,973
                                         ===       ======      ======        =====           ======




The accompanying notes are an integral part of the consolidated financial statements.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                      CONSOLIDATED STATEMENT OF CASH FLOWS


                                                              YEAR ENDED DECEMBER 31,
                                                          ------------------------------
                                                            2007       2006       2005
                                                          --------   --------   --------
                                                                   (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income............................................  $    326   $    327   $    293
  Adjustments to reconcile net income to net cash
     provided by operating activities:
     Depreciation and amortization......................        34         55         62
     Net capitalization of deferred policy acquisition
       costs............................................      (128)      (248)      (232)
     Annuity and universal life fees....................      (455)      (412)      (375)
     Interest credited to policyholders' account
       balances.........................................     1,781      1,646      1,488
     Net investment losses..............................        66         41         --
     Equity in earnings of limited partnerships.........         1          1         --
     Deferred income taxes..............................         1         52         16
     Net revenue from intercompany reinsurance..........       (45)       (57)       (20)
     Net change in unearned revenue liability...........        30         49         16
     Changes in:
       Other assets and other liabilities...............       (64)         5        (52)
       Reinsurance recoverables and payables............        10         25         76
       Trading securities...............................         9         (1)        32
       Policy claims....................................        27         30        (25)
       Future policy benefits...........................       781        543        156
                                                          --------   --------   --------
          NET CASH PROVIDED BY OPERATING ACTIVITIES.....     2,374      2,056      1,435
                                                          --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
     Sale of available-for-sale fixed maturities........    12,765     11,100     17,013
     Maturity of available-for-sale fixed maturities....       997      1,337        532
     Sale of equity securities..........................        67         44         39
     Repayment of mortgage loans........................       449        618        459
     Sale of other investments..........................       181         95        329
  Cost of:
     Available-for-sale fixed maturities acquired.......   (15,147)   (15,182)   (20,109)
     Equity securities acquired.........................        (5)       (50)       (10)
     Mortgage loans acquired............................    (1,468)    (1,198)      (978)
     Securities purchased under agreements to resell....      (305)       (90)       (26)
     Other investments acquired.........................      (278)      (262)       (70)
  Policy loans (net)....................................       (51)       (52)       (29)
                                                          --------   --------   --------
          NET CASH USED IN INVESTING ACTIVITIES.........    (2,795)    (3,640)    (2,850)
                                                          --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits...........................................     5,467      6,183      5,812
     Withdrawals........................................    (4,809)    (4,174)    (2,981)
     Net transfers to the separate accounts.............      (544)      (371)      (254)
  Increase (decrease) in loaned securities..............       642        247       (341)
  Securities sold under agreements to repurchase (net)..         2       (154)      (867)
  Net (paydowns) proceeds from affiliated credit
     agreements.........................................        --         --       (233)
  Net (paydowns) proceeds from debt.....................        (1)         8         --
  Change in book and bank overdrafts....................       (19)        18         21
  Distribution to stockholder...........................        --        (12)        --
  Net distribution to limited partner...................        (7)        --         --
                                                          --------   --------   --------
          NET CASH PROVIDED BY FINANCING ACTIVITIES.....       731      1,745      1,157
                                                          --------   --------   --------
Net increase (decrease) in cash and cash equivalents....       310        161       (258)
                                                          --------   --------   --------
Cash and cash equivalents, beginning of year............       583        422        680
                                                          --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR..................  $    893   $    583   $    422
                                                          ========   ========   ========




The accompanying notes are an integral part of the consolidated financial statements.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                        DECEMBER 31, 2007, 2006 AND 2005

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 9 -- Reinsurance.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and reflect the consolidation with majority owned and controlled limited liability companies.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

  USE OF ESTIMATES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

  INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from investments classified as trading fixed maturities are reflected in net investment losses in the accompanying Consolidated Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. Unrealized gains and losses on equity securities classified as available-for-sale are reflected in net unrealized investment gains in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from investments in equity securities classified as trading are reflected in net investment losses in the accompanying Consolidated Statement of Income.

     The cost basis of fixed maturities and equity securities is adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment losses in the accompanying Consolidated Statement of Income. Factors considered in evaluating whether a decline in value is other than temporary

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


include: i) whether the decline is substantial; ii) the amount of time that the fair value has been less than cost; iii) the financial condition and near-term prospects of the issuer; and iv) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based upon the fair value of the collateral or present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have remaining maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value. Short-term investments are included in fixed maturities in the accompanying Consolidated Balance Sheet.

     Other investments consist primarily of direct investments in limited partnerships, limited liability companies, derivatives, real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are accounted for by the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, are carried at depreciated cost, net of write-downs for other-than-temporary declines in fair value. Collateralized third party commercial loans are reported at their outstanding principal balance reduced by any charge-off or specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Loan origination fees are capitalized and recognized as an adjustment of the yield of the related loan using the interest method.

     Net investment gains and losses on sales are generally computed using the specific identification method.

     In many cases, investment in limited partnerships and limited liability companies qualify as investment companies and apply specialized accounting practices, which result in unrealized gains and losses being recorded in the accompanying Consolidated Statement of Income. The Company retains this special accounting practice. For such consolidated limited partnerships, the unrealized gains and losses from the underlying investments are reported in net investment losses in the accompanying Consolidated Statement of Income. For such limited partnerships accounted for under the equity method, the unrealized gains and losses from the underlying investments are reported in net investment income in the accompanying Consolidated Statement of Income.

  VARIABLE INTEREST ENTITIES ("VIES")

     In the normal course of its activities, the Company enters into relationships with various special purpose entities and other entities that are deemed to be VIEs, in accordance with Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(R), "Consolidation of Variable Interest Entities." A VIE is an entity that either (i) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity's expected losses and the right to receive the entity's expected residual returns) or (ii) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


the VIE. If the Company determines that it stands to absorb a majority of the VIEs expected losses or to receive a majority of the VIEs expected residual returns, or both, the Company would be deemed to be the VIEs "primary beneficiary" and would be required to consolidate the VIE. The Company's investment in VIEs is discussed in Note 3 -- Investments.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities loaned are treated as financing arrangements, and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary.

     The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. Securities purchased under agreements to resell are treated as investing activities and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. For triparty repurchase agreements, the Company's designated custodian takes possession of the underlying collateral securities. The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure. Securities purchased under agreement to resell are reflected separately in the accompanying Consolidated Balance Sheet.

     Under agreements to sell and repurchase securities, the Company obtains the use of funds from a broker for generally one month. Securities sold under agreements to repurchase are treated as financing arrangements. Collateral received is invested in short-term investments with an offsetting collateral liability. The liability is included in other liabilities in the accompanying Consolidated Balance Sheet and approximates fair value.

  DEFERRED POLICY ACQUISITION COSTS ("DAC")

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     DAC for universal life and deferred annuity contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. The Company uses a pricing based approach for projections of future gross margins, which include original pricing earned rates. Changes in assumptions for all policies and contracts are reflected as retroactive adjustments in the current year's amortization. For these contracts the carrying amount of the DAC asset is adjusted at each balance sheet date as if the unrealized investment gains or losses had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the DAC asset due to unrealized gains or losses is recorded in other comprehensive income.

     DAC for annuity policies with life contingencies are amortized in proportion to premium income over the effective premium-paying period of the contract. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the life of the contract. Deviations from estimated experience are included in operating expenses in the accompanying Consolidated Statement of Income when they occur.

     Effective January 1, 2007, the Company adopted a new accounting standard for DAC on internal replacements of certain insurance and investment contracts. See Note 2 -- Recent Accounting Pronouncements.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SALES INDUCEMENTS

     For some deferred annuity products, the Company offers policyholders a bonus equal to a specified percentage of the policyholder's initial deposit and additional credits to the policyholder's account value related to minimum accumulation benefits, which are considered sales inducements in certain instances. The Company defers these aforementioned sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in other assets in the accompanying Consolidated Balance Sheet.

  DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the characteristics of the transaction, including whether it has been designated and qualifies as part of a hedging relationship. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment losses in the accompanying Consolidated Statement of Income.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception by detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of Statement of Financial Accounting Standards ("SFAS") No. 149 "Amendment of Statement 133 on Derivative Instruments and Hedging Activities": (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments; (iii) equity swaps to hedge the market price risk for common stock investments.

     For fair value hedges, the Company generally uses a qualitative assessment to assess hedge effectiveness, which matches the critical terms of the derivative with the underlying hedged item. For fair value hedges of equity investments, the Company uses regression analysis, which measures the correlation to the equity exposure being hedged. For fair value hedges, in which derivatives hedge the fair value of assets, changes in the fair value of derivatives are reflected in net investment losses, together with changes in the fair value of the related hedged item. The Company's fair value hedges are primarily hedges of available-for-sale fixed maturity and equity securities.

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS No. 149: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; and (iv) interest rate swaps to hedge the interest rate risk associated with forecasted transactions.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, and available-for-sale securities that are exposed to foreign exchange risk, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but will be reported as changes in other comprehensive income. These changes in fair value will be included in net investment gains and losses of future periods when earnings are also affected by the variability of the hedged cash flows. For hedges of assets or liabilities that are subject to transaction gains and losses under SFAS No. 52 "Foreign Currency Translation," the change in fair value relative to the change in spot rates during the reporting period is

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


reclassified and reported with the transaction gain or loss of the asset/liability being hedged. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment losses. The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities and available-for-sale securities that are exposed to foreign exchange risk. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate.

     For cash flow hedges of interest rate risk, the Company uses either the short-cut method, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate.

     For cash flow hedges, hedge accounting is discontinued when it is probable that a forecasted transaction will not occur. In these cases, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains and losses. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income and will be recognized when the transaction affects net income; however, prospective hedge accounting for the transaction is terminated. In all other cash flow hedge situations in which hedge accounting is discontinued, the gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains and losses and the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period net investment losses in the accompanying Consolidated Statement of Income.

     The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) the derivative is de-designated as a hedge instrument; (iv) it is probable that the forecasted transaction will not occur; or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in earnings. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value.

     Effective January 1, 2007, the Company began recognizing derivatives and embedded derivatives related to beneficial interests in securitized financial instruments. See Note 2 -- Recent Accounting Pronouncements.

  POLICYHOLDERS' ACCOUNT BALANCES

     The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. This liability also includes amounts that have been assessed to compensate the insurer for services to be performed over future periods, and the fair value of embedded derivatives in the above contracts.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FUTURE POLICY BENEFITS

     The Company's liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality, less the present value of future net premiums. For non-participating traditional life insurance and annuity products, expected mortality and lapse or surrender are generally based on the Company's historical experience or standard industry tables including a provision for the risk of adverse deviation. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves, if required, are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for the risk of adverse deviation. The Company's liability for future policy benefits also includes liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in Note
5 -- Policyholders' Liabilities.

  OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities and sales inducements. Other liabilities consist primarily of securities loaned, amounts payable for undelivered securities, payable to affiliates, net deferred tax liabilities and repurchase agreements.

  RECOGNITION OF INCOME AND RELATED EXPENSES

     Premiums from annuity policies with life contingencies and from whole and term life policies are recognized as income when due. The associated benefits and expenses are matched with premiums so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits (as discussed in Note
5 -- Policyholders' Liabilities) and the deferral and subsequent amortization of policy acquisition costs.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance inforce and, for annuities, in relation to the amount of expected future benefit payments. The Company did not have any excess profit for the years ended December 31, 2007, 2006 and 2005.

     Amounts received under deferred annuity and universal life contracts are reported as deposits to policyholders' account balances (as discussed in Note 5 -- Policyholders' Liabilities). Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included as fee income in the accompanying Consolidated Statement of Income. In addition to fees, the Company earns investment income from the investment of policyholders' deposits in the Company's general account portfolio. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income over the period benefited using the same assumptions and factors used to amortize DAC. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums, universal life fee income, benefits and expenses are stated net of reinsurance ceded. Estimated reinsurance ceding allowances are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

     Net revenue from reinsurance primarily represents the experience rated refund, amortization of the deferred gain, and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Note 9 -- Reinsurance. This net revenue adjustment excludes ceded universal life fees and ceded policyholder benefits, which are included on these respective lines in the accompanying Consolidated Statement of Income.

  INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis. Intercompany tax balances are generally settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared. Deferred income taxes are generally recognized based on enacted tax rates and a valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

     Effective January 1, 2007, the Company adopted a new accounting standard for uncertain tax positions. See Note 2 -- Recent Accounting Pronouncements.

  SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission ("SEC"), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2007 and 2006, all separate account assets are stated at fair value. Separate account liabilities at December 31, 2007 and 2006 represent the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value.

  FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the consolidated financial statements. Specifically, fair value disclosure of fixed maturities, equity securities, short-term investments, cash equivalents, mortgage loans and policy loans are reported in Note
2 -- Significant Accounting Policies and Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Policyholders' Liabilities. Fair values for derivatives are reported in Note 10 -- Derivative Financial Instruments and Risk Management. Fair values of repurchase agreements are reported in Note 11 -- Commitments and Contingencies.

  BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Mortgage loans, many of which have balloon payment maturities, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no guarantee can be given that it will be successful in managing the effects of such volatility and that such volatility will not have a material adverse impact on the Company's business, financial condition and results of operation.

     Credit defaults and impairments may result in write-downs in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies, may in the future, downgrade certain issuers or guarantors of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers or guarantors.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Subprime residential mortgage lending is the origination of residential mortgage loans to customers with weak credit profiles, including using relaxed mortgage underwriting standards that provide for affordable mortgage products. The Company's exposure to subprime residential mortgage lending is through fixed maturity investments that are collateralized by mortgages that have characteristics of subprime lending. These investments are primarily in the form of mortgage-backed securities supported by subprime mortgage loans. The collective market value of these investments is approximately $141 million with an unrealized loss of $3 million. Of the total subprime-related investments, 90% had "AAA" or "AA" credit quality ratings. The Company manages its subprime risk exposure by limiting the Company's holdings in these types of instruments; maintaining high credit quality investments; and performing ongoing analysis of cash flows, prepayment speeds, default rates and other stress variables.

     Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company's products to refrain from new or additional investments, and may cause current investors to withdraw from the market or reduce their rates of ongoing investment.

     Revenues of the Company's variable products are to a large extent based on fees related to the value of assets under management. Consequently, poor equity market performance limits fee revenue on some variable products.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulation, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and DAC for the Company's products requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, expense, persistency and investment

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


experience. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and DAC.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for the expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

  CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

  RECENT ACCOUNTING PRONOUNCEMENTS

     In July 2006, the FASB issued FIN No. 48, "Accounting for Uncertainty in Income Taxes" an interpretation of FASB Statement No. 109. This interpretation prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return. This interpretation is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN No. 48 on January 1, 2007. The cumulative effect of the adoption of FIN No. 48, as of January 1, 2007, resulted in a decrease to retained earnings and an increase to the Company's tax liability of $39 million.

     In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" -- an amendment of FASB Statements No. 133 and 140." This statement removes an exception from the requirement to bifurcate an embedded derivative feature from a beneficial interest in securitized financial assets. This statement also provides an irrevocable election to measure at fair value an entire hybrid financial instrument that contains an embedded derivative requiring bifurcation, on an instrument-by-instrument basis, rather than measuring only the embedded derivative on a fair value basis. The Company has used the exception for investments made in securitized financial assets in the normal course of operations, and thus has not previously had to consider whether such investments contain an embedded derivative. The new requirement to identify embedded derivatives in beneficial interests is required to be applied on a prospective basis only to beneficial interests acquired, issued, or subject to certain remeasurement conditions after the adoption date of the new guidance. The Company adopted SFAS No. 155 effective January 1, 2007. The Company's adoption of SFAS No. 155 did not have a material effect on the Company's consolidated financial statements. The Company elected to measure at fair value certain financial instruments that contained an embedded derivative that would otherwise require bifurcation. These amounts were included in "fixed maturities -- trading securities" and totaled $64 million at December 31, 2007.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts ("SOP 05-1")." SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Under SOP 05-1, exchanges of deferred annuity contracts are generally considered substantially unchanged contracts and DAC is not written off. Prior to the adoption of SOP 05-1 the Company accounted for

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


exchanges of deferred annuities as replacements and wrote off the DAC. The Company adopted SOP 05-1 on January 1, 2007, which resulted in an increase to retained earnings of $13 million, net of income taxes.

     In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures around fair value measurements. This statement does not require any new fair value measurements, but the application of this statement could change current practices in determining fair value. The guidance in SFAS No. 157 will be applied prospectively with certain exceptions. This statement is effective January 1, 2008, at which time the Company plans to adopt this guidance. The Company is currently evaluating the impact of SFAS No. 157 on the Company's consolidated financial statements.

     In February 2007, the FASB issued SFAS No. 159 "The Fair Value Option for Financial Assets and Financial Liabilities -- including an amendment of FAS 115." This statement permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. A company should report unrealized gains and losses on items for which the fair value option has been elected in earnings. This statement also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The Company plans to adopt this guidance effective January 1, 2008. The Company is currently evaluating the impact of SFAS No. 159 on the Company's consolidated financial statements.

     In November 2005, the FASB issued FSP No. 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." This FSP addresses the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The Company adopted this guidance effective January 1, 2006, and it did not have a material effect on the Company's Consolidated Statement of Income.

NOTE 3 -- INVESTMENTS

  FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2007 and 2006, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

                                                   2007                     2006
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
AVAILABLE-FOR-SALE                           COST     FAIR VALUE      COST     FAIR VALUE
------------------                        ---------   ----------   ---------   ----------
Due in one year or less.................   $   171      $   172     $   161      $   162
Due after one year through five years...     8,084        8,185       6,490        6,464
Due after five years through ten years..    12,226       12,166      13,177       13,147
Due after ten years.....................     5,986        6,133       6,233        6,429
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government
     agency.............................     1,512        1,509       1,522        1,499
  Other mortgage-backed securities......     7,945        7,994       7,538        7,557
  Other asset-backed securities.........     3,597        3,549       3,143        3,131
  Redeemable preferred securities.......        92           91         140          140
                                           -------      -------     -------      -------
  TOTAL AVAILABLE-FOR-SALE..............   $39,613      $39,799     $38,404      $38,529
                                           =======      =======     =======      =======


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2007 and 2006, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                2007
                                          ------------------------------------------------
                                          AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
AVAILABLE-FOR-SALE                           COST        GAINS       LOSSES     FAIR VALUE
------------------                        ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies.............   $ 2,984       $ 43         $ 14        $ 3,013
U.S. agencies, state and municipal......       487         55            1            541
Foreign governments.....................       160          9            1            168
Corporate...............................    24,348        513          418         24,443
Mortgage-backed securities..............     7,945        121           72          7,994
Asset-backed securities.................     3,597         28           76          3,549
Redeemable preferred securities.........        92          1            2             91
                                           -------       ----         ----        -------
  TOTAL AVAILABLE-FOR-SALE..............   $39,613       $770         $584        $39,799
                                           =======       ====         ====        =======




                                                                2006
                                          ------------------------------------------------
                                          AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
AVAILABLE-FOR-SALE                           COST        GAINS       LOSSES     FAIR VALUE
------------------                        ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies.............   $ 2,433       $ 18         $ 35        $ 2,416
U.S. agencies, state and municipal......       516         44            4            556
Foreign governments.....................       137          5            *            142
Corporate...............................    24,497        455          365         24,587
Mortgage-backed securities..............     7,538         87           68          7,557
Asset-backed securities.................     3,143         17           29          3,131
Redeemable preferred securities.........       140          2            2            140
                                           -------       ----         ----        -------
  TOTAL AVAILABLE-FOR-SALE..............   $38,404       $628         $503        $38,529
                                           =======       ====         ====        =======



--------

*    Unrealized loss is less than $1 million

     At December 31, 2007, the Company had no outstanding contractual obligations to acquire additional private placement securities. At 2006, the Company had $32 million in contractual obligations to acquire additional private placement securities.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

     At December 31, 2007, there were no investments in bonds that have been non-income producing for the last twelve months. Investments in bonds that have been non-income producing for the last twelve months totaled $4 million at December 31,2006. These investments have been deemed other than temporarily impaired.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EQUITY SECURITIES

     At December 31, 2007 and 2006, the distribution of gross unrealized gains and losses on available-for-sale equity securities was as follows (in millions):

                                                    UNREALIZED   UNREALIZED    ESTIMATED
                                             COST      GAINS       LOSSES     FAIR VALUE
                                             ----   ----------   ----------   ----------
2007.......................................   $12       $5           $ 2          $15
2006.......................................   $69       $5          $ --          $74


  MORTGAGE LOANS

     The Company's mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2007 and 2006 was estimated to be $5,234 million and $4,233 million, respectively. Fair value is determined by discounting the projected cash flow for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2007 and 2006, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $106 million and $257 million, respectively, at fixed and floating interest rates ranging from 5.4% to 6.1% in 2007, and fixed and floating interest rates ranging from 3.6% to 7.6% in 2006. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2007 and 2006, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                      2007               2006
                                                ----------------   ----------------
                                                CARRYING    % OF   CARRYING    % OF
                                                  VALUE    TOTAL     VALUE    TOTAL
                                                --------   -----   --------   -----
PROPERTY TYPE:
  Residential.................................   $1,322     25.4%   $1,187     28.3%
  Office buildings............................    1,285     24.7%    1,019     24.3%
  Retail facilities...........................      882     16.9%      787     18.8%
  Apartment buildings.........................      895     17.2%      652     15.6%
  Industrial..................................      809     15.5%      514     12.3%
  Other.......................................       15      0.3%       30      0.7%
                                                 ------    -----    ------    -----
     TOTAL....................................   $5,208    100.0%   $4,189    100.0%
                                                 ======    =====    ======    =====
GEOGRAPHIC REGION:
  Central.....................................   $1,448     27.8%   $1,091     26.0%
  Pacific.....................................    1,398     26.8%    1,057     25.2%
  South Atlantic..............................    1,131     21.7%      965     23.1%
  Middle Atlantic.............................      982     18.9%      831     19.8%
  New England.................................      244      4.7%      245      5.9%
  Other.......................................        5      0.1%       --       --
                                                 ------    -----    ------    -----
     TOTAL....................................   $5,208    100.0%   $4,189    100.0%
                                                 ======    =====    ======    =====



     The activity in the mortgage loan specific and general reserves as of December 31, 2007 and 2006 is summarized below (in millions):

                                                               2007   2006
                                                               ----   ----
Beginning balance............................................   $7     $6
Additions charged to operations..............................    2      1
                                                                --     --
ENDING BALANCE...............................................   $9     $7
                                                                ==     ==



  OTHER INVESTMENTS

     The components of other investments as of December 31, 2007 and 2006 were as follows (in millions):

                                                              2007   2006
                                                              ----   ----
New York Life Short-Term Investment Fund....................  $191   $220
Collateralized third party loans............................   160    147
Limited partnerships/Limited liability companies............   225    152
Derivatives.................................................    44     25
Real estate.................................................    11     10
                                                              ----   ----
  TOTAL OTHER INVESTMENTS...................................  $631   $554
                                                              ====   ====



     The New York Life Short Term Investment Fund ("STIF") was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Net unrealized investment losses on limited partnerships and limited liability companies that do not apply specialized industry company accounting aggregated $10 million and $1 million for the years ended December 31, 2007 and 2006, respectively, and were recorded as a component of other comprehensive income in the accompanying Consolidated Balance Sheet.

     Accumulated depreciation on real estate was $6 million and $5 million for December 31, 2007 and 2006, respectively. Depreciation expense for December 31, 2007, 2006 and 2005 totaled less than $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Consolidated Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $125 million and $161 million at December 31, 2007 and 2006, respectively.

  VARIABLE INTEREST ENTITIES

     The Company may invest in debt or equity securities issued by certain asset backed investment vehicles (commonly referred to as collateralized debt obligations, or "CDOs"). CDOs raise capital by issuing debt and equity securities, and use the proceeds to purchase investments, typically interest-bearing financial instruments. The Company's maximum exposure to loss resulting from its relationship with the CDOs it manages is limited to its investment in the CDOs.

     In addition, in the normal course of its activities, the Company will invest in structured investments, some of which are VIEs. These structured investments typically invest in fixed income investments and are managed by a third party. The Company's maximum exposure to loss on these structured investments, both VIEs and non-VIEs, is limited to the amount of its investment.

     The following table presents the Company's maximum exposure to loss relating to investments it holds that are deemed significant VIEs at December 31, 2007 and 2006 (in millions):

                                                                MAXIMUM
                                                              EXPOSURE TO
                                                                  LOSS
                                                              -----------
                                                              2007   2006
                                                              ----   ----
Asset-backed securitizations................................  $ 25   $ 36
Private placement structured notes..........................    82     86
Other investments:
  Equity in asset-backed securitizations....................    15     23
  Limited partnerships......................................     6     12
                                                              ----   ----
     TOTAL..................................................  $128   $157
                                                              ====   ====



     These VIEs did not require consolidation because management determined that the Company was not the primary beneficiary. Accordingly, these VIEs are subject to ongoing review for impairment and for events that may cause management to reconsider whether or not it is the primary beneficiary in these VIEs. The Company has no additional economic interest in these VIEs in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations. The Company's maximum exposure to loss on variable interests in unconsolidated VIEs is limited to the carrying value of the invested assets.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $4 million and $3 million at December 31, 2007 and 2006, respectively, were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities in the accompanying Consolidated Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2007, 2006 and 2005 were as follows (in millions):

                                                       2007     2006     2005
                                                      ------   ------   ------
Fixed maturities....................................  $2,308   $2,179   $1,982
Equity securities...................................       8        5        8
Mortgage loans......................................     271      239      206
Policy loans........................................      48       46       44
Other investments...................................      54       32       29
                                                      ------   ------   ------
  Gross investment income...........................   2,689    2,501    2,269
Investment expenses.................................    (111)    (101)     (82)
                                                      ------   ------   ------
  NET INVESTMENT INCOME.............................  $2,578   $2,400   $2,187
                                                      ======   ======   ======



     For the years ended December 31, 2007, 2006 and 2005, net investment losses were as follows (in millions):

                                                          2007   2006   2005
                                                          ----   ----   ----
Fixed maturities........................................  $(70)  $(28)   $(3)
Equity securities.......................................     7     (8)     5
Mortgage loans..........................................    (2)    (1)    --
Derivative instruments..................................     5     (6)    (4)
Other investments.......................................    (6)     2      2
                                                          ----   ----    ---
  NET INVESTMENT LOSSES.................................  $(66)  $(41)   $--
                                                          ====   ====    ===



     The net losses on trading securities (both fixed maturities and equity securities) amounted to $4 million for both December 31, 2007 and 2006. For December 31, 2005 the net losses amounted to $12 million. Trading gains and losses are included in net investment losses in the accompanying Consolidated Statement of Income.

     Realized gains on sales of available-for-sale fixed maturities were $100 million, $67 million and $98 million for the years ended December 31, 2007, 2006 and 2005, respectively; and realized losses were $114 million, $100 million and $82 million, respectively.

     Losses from other-than-temporary impairments in fixed maturities (included in net investment losses on fixed maturities above) were $51 million, $3 million and $15 million for the years ended December 31, 2007, 2006 and 2005, respectively. Losses from other-than-temporary impairments in equity securities (included in net investment losses on equity securities above) were less than $1 million for December 31, 2007 and $2 million for December 31, 2006. There were no other-than-temporary impairments on equity securities for December 31, 2005.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's gross unrealized losses and fair values for available-for-sale fixed maturities and equities with unrealized losses that are deemed to be only temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position at December 31, 2007 and 2006 (in millions):

                                                                  2007
                                   -----------------------------------------------------------------
                                                             GREATER THAN
                                   LESS THAN 12 MONTHS         12 MONTHS                TOTAL
                                   -------------------   --------------------   --------------------
                                    FAIR    UNREALIZED     FAIR    UNREALIZED     FAIR    UNREALIZED
                                    VALUE     LOSSES      VALUE      LOSSES      VALUE      LOSSES
                                   ------   ----------   -------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies....................  $   86      $  1      $   879      $ 13      $   965      $ 14
  U.S. agencies, state and
     municipal...................      --        --           47         1           47         1
  Foreign governments............      19         1            4         *           23         1
  Corporate......................   3,795       152        7,297       266       11,092       418
  Mortgage-backed securities.....   1,186        34        1,540        38        2,726        72
  Asset-backed securities........   1,212        46          876        30        2,088        76
  Redeemable preferred
     securities..................       1         *           44         2           45         2
                                   ------      ----      -------      ----      -------      ----
  TOTAL FIXED MATURITIES.........   6,299       234       10,687       350       16,986       584
                                   ------      ----      -------      ----      -------      ----
EQUITIES**
  Common stock...................       5         2           --        --            5         2
                                   ------      ----      -------      ----      -------      ----
  TOTAL EQUITIES.................       5         2           --        --            5         2
                                   ------      ----      -------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES..................  $6,304      $236      $10,687      $350      $16,991      $586
                                   ======      ====      =======      ====      =======      ====




                                                                  2006
                                   -----------------------------------------------------------------
                                                             GREATER THAN
                                   LESS THAN 12 MONTHS         12 MONTHS                TOTAL
                                   -------------------   --------------------   --------------------
                                    FAIR    UNREALIZED     FAIR    UNREALIZED     FAIR    UNREALIZED
                                    VALUE     LOSSES      VALUE      LOSSES      VALUE      LOSSES
                                   ------   ----------   -------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies....................  $  553       $ 5      $ 1,108      $ 30      $ 1,661      $ 35
  U.S. agencies, state and
     municipal...................      80         1           91         3          171         4
  Foreign governments............      15         *           26         *           41         *
  Corporate......................   3,980        57        9,198       308       13,178       365
  Mortgage-backed securities.....   1,579        12        2,197        56        3,776        68
  Asset-backed securities........     644         4        1,019        25        1,663        29
  Redeemable preferred
     securities..................      10         *           52         2           62         2
                                   ------       ---      -------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     FIXED MATURITIES............  $6,861       $79      $13,691      $424      $20,552      $503
                                   ======       ===      =======      ====      =======      ====



--------

    * Unrealized loss is less than $1 million.

   ** At December 31, 2006, there were no unrealized losses for equity securities.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2007, fixed maturities represented approximately 99% of the Company's total unrealized loss amount, which was comprised of approximately 2,915 different securities. Equity securities comprised the remaining 1% of the Company's unrealized loss amount.

     Fixed maturities that were in an unrealized loss position less than twelve months at December 31, 2007, totaled $234 million or 40% of the Company's unrealized losses for fixed maturities, and securities in an unrealized loss position greater than twelve months totaled $350 million or 60% of the Company's unrealized losses for fixed maturities. Of the total amount of fixed maturities unrealized losses, $426 million or 73% is related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturity securities with a rating below investment grade represent $158 million or 27% of the Company's total fixed maturities unrealized losses. Change in interest rates, widening of credit spreads, and general market volatility sparked by the subprime credit crisis in 2007 contributed to the increase in the number of securities with fair values below amortized cost and in the amount of unrealized losses as follows:

     U.S. Treasury and U.S. Government Corporations and Agencies. Unrealized losses on the Company's investments in U.S. Treasury obligations and direct obligations of U.S. corporations and agencies were $14 million or 2% of the Company's unrealized losses for fixed maturities, which were spread across 111 securities. The contractual terms of these investments are guaranteed by the full faith and credit of the U.S. Government. Because the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Corporate Bonds. Unrealized losses on corporate bonds were $418 million or 72% of the total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in corporate bonds is spread over 1,816 individual securities with varying interest rates and maturities. Corporate securities with a fair value below 95% of the security's amortized cost totaled $131 million or 22% of the total unrealized losses for fixed maturities. Corporate spreads widened significantly in the second half of 2007 due to the credit crunch that was sparked by the subprime mortgage crisis. General market volatility, liquidity concerns, a slowing economy and credit deterioration in certain sectors contributed to the unrealized losses. The losses were spread across all industry sectors. The largest sectors with unrealized losses on securities with a fair value below 95% of the security's amortized cost being the Real Estate Investment Trust ($23 million), Finance ($19 million), Banking ($18 million) and Electric Utilities ($16 million). Because the securities continue to meet their contractual payments and the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Mortgage-Backed Securities. Unrealized losses on mortgage-backed securities were $72 million or 12% of the total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in mortgage-backed securities was due to the widening of credit spreads for mortgage securities in response to the subprime credit crisis. These losses are spread across approximately 530 fixed and variable rate investment grade securities. Mortgage-backed securities that were priced below 95% of the security's amortized cost represented $33 million or 46% of the total unrealized losses on mortgage-backed securities. The majority of the Company's holdings (over 99%) are investment grade and management believes all deals remain well collateralized. The Company measures its mortgage-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. When the fair value of the securities are below amortized cost and there are negative changes in estimated future cash flows, the securities are deemed other than temporarily impaired and a realized loss is recognized in net investment losses in the accompanying Consolidated Statement of Income. The

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows. The Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, therefore the Company did not consider these investments to be other than temporarily impaired.

     Asset-Backed Securities. Unrealized losses on asset-backed securities were $76 million or 13% of the total unrealized losses for fixed maturities. The unrealized losses on these investments are largely due to the declining market for mortgage related securities in reaction to the subprime credit crisis. These losses are spread across approximately 442 securities. Similar to mortgage-backed securities, the Company measures its asset-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. When the fair value of the securities are below amortized cost and there are negative changes in estimated future cash flows, the securities are deemed other than temporarily impaired and a realized loss is recognized in net investment losses in the accompanying Consolidated Statement of Income. The Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows. Asset-backed securities that were priced below 95% of the security's amortized cost represented $50 million or 66% of the total unrealized losses for asset-backed securities. The Company did not consider these investments to be other than temporarily impaired.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the Consolidated Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment losses in the accompanying Consolidated Statement of Income.

     The amounts for the years ended December 31, 2007, 2006 and 2005 are as follows (in millions):

                                                        2007    2006    2005
                                                        ----   -----   -----
Net unrealized investment gains, beginning of the
  year................................................  $ 77   $ 231   $ 653
                                                        ----   -----   -----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains (losses) arising
       during the period..............................    41    (217)   (578)
     Less: Reclassification adjustments for gains
       (losses) included in net income................    15      (1)     60
                                                        ----   -----   -----
     Change in net unrealized investment gains
       (losses), net of adjustments...................    26    (216)   (638)
Impact of net unrealized investment gains (losses) on:
  DAC.................................................   (14)     55     201
  Policyholders' account balances and future policy
     benefits.........................................     9       4     (10)
  Other assets (deferred sales inducements)...........    (3)      3      25
                                                        ----   -----   -----
Change in net unrealized investment gains (losses)....    18    (154)   (422)
                                                        ----   -----   -----
NET UNREALIZED INVESTMENT GAINS, END OF YEAR..........  $ 95   $  77   $ 231
                                                        ====   =====   =====



     Net unrealized investment gains (losses) arising during the period reported in the preceding table for the years ended December 31, 2007, 2006 and 2005 are net of income tax expense (benefit) of $22 million, $(117) million and $(311) million, respectively.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2007, 2006 and 2005 are net of income tax expense (benefit) of $8 million, less than $(1) million and $32 million, respectively.

     DAC in the preceding table for the years ended December 31, 2007, 2006 and 2005 are net of income tax (benefit) expense of $(8) million, $29 million and $108 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2007, 2006 and 2005 are net of income tax expense (benefit) of $5 million, $2 million and $(5) million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the years ended December 31, 2007, 2006 and 2005 are net of income tax (benefit) expense of $(1) million, $2 million, and $14 million, respectively.

     The components of net unrealized investment gains reported in other comprehensive income at December 31, 2007, 2006 and 2005 are as follows (in millions):

                                                        2007   2006    2005
                                                        ----   ----   -----
Net unrealized investment gains.......................  $177   $137   $ 473
Impact of net unrealized investment gains on:
  DAC.................................................   (41)   (19)   (103)
  Policyholders' account balance and future policy
     benefits.........................................     9     (5)    (11)
  Other assets (deferred sales inducements)...........     1      5      (1)
  Deferred taxes......................................   (51)   (41)   (127)
                                                        ----   ----   -----
TOTAL NET UNREALIZED INVESTMENT GAINS.................  $ 95   $ 77   $ 231
                                                        ====   ====   =====



NOTE 5 -- POLICYHOLDERS' LIABILITIES

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2007 and 2006 were as follows (in millions):

                                                            2007      2006
                                                          -------   -------
Deferred annuities......................................  $23,950   $23,243
Universal life contracts................................   18,180    17,549
Supplementary contracts without life contingencies......      287       263
Unearned revenue liability..............................      270       245
Other...................................................      108         9
                                                          -------   -------
  TOTAL POLICYHOLDERS' ACCOUNT BALANCES.................  $42,795   $41,309
                                                          =======   =======



     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. For deferred annuities, supplementary contracts without life contingencies, and other deposit type contracts, account value approximates fair value.

     Unearned revenue liability represents amounts that have been assessed to compensate the insurer for services to be performed over future periods.

     Included in other is the fair value of embedded derivatives related to guaranteed minimum accumulation benefits ("GMAB") on deferred annuity contracts.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2007:

PRODUCT                             INTEREST RATE    WITHDRAWAL/SURRENDER CHARGES
-------                             -------------    ----------------------------
Deferred annuities................  2.25% to 8.00%   Surrender charges 0% to
                                                     10% for up to 10 years.
Universal life contracts..........  3.05% to 5.76%   Various up to 19 years.
Supplementary contracts without
  life contingencies..............  3.50%            No surrender or withdrawal charges.


  FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2007 and 2006 were as follows (in millions):

                                                             2007     2006
                                                            ------   ------
Life insurance:
  Taiwan business -- 100% coinsured.......................  $  968   $1,055
  Other life..............................................      75       66
                                                            ------   ------
       Total life insurance...............................   1,043    1,121
Individual and group payout annuities.....................   1,680      927
Other contract liabilities................................      43       39
                                                            ------   ------
     TOTAL FUTURE POLICY BENEFITS.........................  $2,766   $2,087
                                                            ======   ======



     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2007:

PRODUCT                            MORTALITY               INTEREST RATE           ESTIMATION METHOD
-------                            ---------               -------------           -----------------
Life insurance:                    Based upon best         3.80% - 7.50%           Net level
  Taiwan business-                 estimates at time of                            premium reserve
  100% coinsured                   policy issuance with                            taking into
                                   provision for adverse                           account death
                                   deviations ("PAD").                             benefits, lapses
                                                                                   and maintenance
                                                                                   expenses with
                                                                                   PAD.
Individual and group payout        Based upon best         4.30% - 9.50%           Present value of
  annuities                        estimates at time of                            expected future
                                   policy issuance with                            payments at a
                                   PAD.                                            rate expected at
                                                                                   issue with PAD.


  GUARANTEED MINIMUM BENEFITS

     At December 31, 2007 and 2006, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive). For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as GMAB minus the current account balance.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

          b) Ratchet: the benefit is the greater of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2007 and 2006 for GMDB and GMAB ($ in millions):

                                                                  2007
                                          ---------------------------------------------------
                                                RETURN OF NET DEPOSITS            RATCHET
                                          ---------------------------------   ---------------
                                          IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                               DEATH         SPECIFIED DATE        DEATH
                                               (GMDB)            (GMAB)            (GMDB)
                                          ---------------   ---------------   ---------------
Account value...........................       $4,635            $1,808           $13,989
Net amount at risk......................       $   11            $    5           $   168
Average attained age of
  contractholders.......................           56                --                56



                                                                  2006
                                          ---------------------------------------------------
                                                RETURN OF NET DEPOSITS            RATCHET
                                          ---------------------------------   ---------------
                                          IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                               DEATH         SPECIFIED DATE        DEATH
                                               (GMDB)            (GMAB)            (GMDB)
                                          ---------------   ---------------   ---------------
Account value...........................       $3,962            $1,281           $13,456
Net amount at risk......................       $   16            $    1           $   177
Average attained age of
  contractholders.......................           56                --                56


     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account as future policy benefits for GMDB and policyholders' account balances for GMAB in the accompanying Consolidated Balance Sheet (in millions):

                                                       GMDB   GMAB   TOTALS
                                                       ----   ----   ------
Balance at January 1, 2005...........................   $23    $ 3    $ 26
  Incurred guarantee benefits........................    12      6      18
  Paid guarantee benefits............................    (5)    --      (5)
                                                        ---    ---    ----
Balance at December 31, 2005.........................    30      9      39
  Incurred guarantee benefits........................     4     (2)      2
  Paid guarantee benefits............................    (3)    --      (3)
                                                        ---    ---    ----
Balance at December 31, 2006.........................    31      7      38
  Incurred guarantee benefits........................    13     65      78
  Paid guarantee benefits............................    (2)    --      (2)
                                                        ---    ---    ----
BALANCE AT DECEMBER 31, 2007.........................   $42    $72    $114
                                                        ===    ===    ====



     For GMAB, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to increase in liabilities for future policy benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2007 and 2006:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 0.77% to 7.50% for 2007 and 7.02% to 7.24% for 2006.

     - Volatility assumption was 14.62% for 2007 and 14.58% for 2006.

     - Mortality was assumed to be 91%, and 93% of the A2000 table for 2007 and 2006, respectively.

     - Lapse rates vary by contract type and duration and range from 0.5% to 30%, with an average of 12% for 2007, and 0% to 18%, with an average of 8% for 2006.

     - Discount rates ranged from 5.26% to 7.61% for 2007 and 6.01% to 7.61% for 2006.

     GMABs are considered to be derivatives under SFAS No. 149, and are recognized at fair value through interest credited to policyholders' account balances in the accompanying Consolidated Statement of Income.

     The following table presents the aggregate fair value of assets at December 31, 2007 and 2006, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                    2007               2006
                                              ----------------   ----------------
INVESTMENT FUND OPTION:                         GMDB     GMAB      GMDB     GMAB
-----------------------                       -------   ------   -------   ------
Separate Account:
  Equity....................................  $ 9,326   $1,169   $ 8,897   $  918
  Fixed income..............................    2,148      184     2,413      173
  Balanced..................................    2,063      162     1,830      110
General Account.............................    5,087      293     4,278       80
                                              -------   ------   -------   ------
     TOTAL..................................  $18,624   $1,808   $17,418   $1,281
                                              =======   ======   =======   ======



  SOP 03-1 LIABILITY FOR INDIVIDUAL LIFE PRODUCTS

     SOP 03-1 provides guidance for calculating additional liabilities for contracts with certain insurance benefit features. These certain insurance benefit features are generally those that result in profits in early years and losses in subsequent years. For the Company's individual life contracts, SOP 03-1 primarily affects universal life policies with cost of insurance charges that are significantly less than the expected mortality costs in the intermediate and later policy durations.

     Generally, the Company has separately defined an insurance benefit feature to be the excess of expected mortality over all assessments. This insurance benefit feature is in addition to the base mortality feature, which the Company defines as expected mortality not in excess of assessments.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table summarizes the SOP 03-1 liability for individual life products reflected in the general account in future policy benefits at December 31, 2007 and 2006 (in millions):

                                                               2007   2006
                                                               ----   ----
Beginning balance............................................   $23    $15
Net liability increase.......................................     6      8
                                                                ---    ---
Ending balance...............................................   $29    $23
                                                                ===    ===



NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains nineteen separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the SEC. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2007 and 2006 are as follows (in millions):

                                                            2007      2006
                                                          -------   -------
Registered..............................................  $18,340   $16,204
Non-registered..........................................      753       375
                                                          -------   -------
  TOTAL SEPARATE ACCOUNT ASSETS.........................  $19,093   $16,579
                                                          =======   =======



NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

     An analysis of DAC for the years ended December 31, 2007, 2006 and 2005 was as follows (in millions):

                                                       2007     2006     2005
                                                      ------   ------   ------
Balance at beginning of year........................  $3,310   $2,978   $2,437
  Cumulative effect of change in accounting
     principle, pre tax (SOP 05-1)..................      15       --       --
                                                      ------   ------   ------
  Balance at beginning of year, as adjusted.........   3,325    2,978    2,437
  Current year additions............................     560      593      572
  Amortized during year.............................    (432)    (345)    (340)
                                                      ------   ------   ------
  Balance at end of year before related
     adjustments....................................     128      248      232
  Adjustment for change in unrealized investment
     gains..........................................     (22)      84      309
                                                      ------   ------   ------
  BALANCE AT END OF YEAR............................  $3,431   $3,310   $2,978
                                                      ======   ======   ======



     As discussed in Note 2 -- Significant Accounting Policies, the Company adopted SOP 05-1 effective January 1, 2007.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows (in millions):

                                                         2007   2006   2005
                                                         ----   ----   ----
Balance at beginning of year...........................  $228   $230   $195
  Cumulative effect of change in accounting principle,
     pre-tax (SOP 05-1)................................     6     --     --
                                                         ----   ----   ----
  Balance at beginning of year, as adjusted............   234    230    195
  Current year additions...............................    90     37     30
  Amortized during year................................   (48)   (44)   (34)
  Adjustment for change in unrealized investment
     gains.............................................    (4)     5     39
                                                         ----   ----   ----
  BALANCE AT END OF YEAR...............................  $272   $228   $230
                                                         ====   ====   ====



     As discussed in Note 2 -- Significant Accounting Policies, the Company adopted SOP 05-1 effective January 1, 2007.

NOTE 8 -- INCOME TAXES

     A summary of the income tax expense included in the accompanying Consolidated Statement of Income is as follows (in millions):

                                                         2007   2006   2005
                                                         ----   ----   ----
Current:
  Federal..............................................  $154   $ 85   $119
  State and local......................................     4      1      3
                                                         ----   ----   ----
                                                          158     86    122
Deferred:
  Federal..............................................     1     52     16
                                                         ----   ----   ----
INCOME TAX EXPENSE.....................................  $159   $138   $138
                                                         ====   ====   ====



     The components of the net deferred tax liability reported in other liabilities in the accompanying Consolidated Balance Sheet as of December 31, 2007 and 2006 are as follows (in millions):

                                                              2007    2006
                                                             ------   ----
Deferred tax assets:
  Future policyholder benefits.............................  $  669   $623
  Employee and agents benefits.............................      61     62
  Other....................................................      16      1
                                                             ------   ----
     Gross deferred tax assets.............................     746    686
                                                             ------   ----
Deferred tax liabilities:
  DAC......................................................     964    952
  Investments..............................................      60     44
                                                             ------   ----
     Gross deferred tax liabilities........................   1,024    996
                                                             ------   ----
       NET DEFERRED TAX LIABILITY..........................  $  278   $310
                                                             ======   ====


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2007, 2006 and 2005:

                                                       2007      2006      2005
                                                       ----      ----      ----
Statutory Federal income tax rate....................  35.0%     35.0%     35.0%
Tax exempt income....................................  (4.7)%    (4.9)%    (3.8)%
Audit liability provision............................   2.8%       --       0.5%
Other................................................  (0.3)%    (0.3)%     0.3%
                                                       ----      ----      ----
EFFECTIVE TAX RATE...................................  32.8%     29.8%     32.0%
                                                       ====      ====      ====



     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2007 and 2006, the Company had recorded an income tax (payable)/receivable from New York Life of $(95) million and $5 million, respectively, included in other liabilities and other assets in the accompanying Consolidated Balance Sheet.

     The Company's federal income tax returns are routinely examined by the Internal Revenue Service ("IRS") and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2001 and has begun auditing tax years 2002 through 2004. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits at December 31, 2007 is as follows (in millions):

                                                                   TOTAL
                                                               UNRECOGNIZED
                                                               TAX BENEFITS
                                                               ------------
BALANCE AT JANUARY 1, 2007 (DATE OF ADOPTION OF FIN NO. 48)..      $ 94
Reductions for tax positions of prior years..................        (1)
Additions for tax positions of current year..................        14
                                                                   ----
BALANCE AT DECEMBER 31, 2007.................................      $107
                                                                   ====



     The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate is $42 million. The Company classifies interest and penalties related to tax uncertainties as income tax expense. Total interest and penalties for the year ended December 31, 2007 aggregated $10 million and is included in income tax expense in the accompanying Consolidated Statement of Income. At December 31, 2007, the Company had accrued $33 million of liabilities for tax-related interest, which is reported on the accompanying Consolidated Balance Sheet (included in other liabilities). The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention. Currently the Company reinsures the mortality risk on new life insurance policies on a quota-share yearly renewable term basis for almost all products. The Company had typically retained 10% of each risk until 2005 when it began retaining larger shares on

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


many products. The quota-share retained now ranges from 10% to 63% and most products are fully retained if the policy size is less than $1 million. Most of the reinsured business is on an automatic basis. Cases in excess of the Company's retention and certain substandard cases are reinsured facultatively. The Company does not have any individual life reinsurance agreements that do not transfer risk or contain risk limiting features.

     The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 72% and 69% of the reinsurance ceded to non-affiliates at December 31, 2007 and 2006, respectively.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures that are Unrelated or Only Partially Related to Creditworthiness of the Obligor under those Instruments", the Funds Withheld and the MODCO treaties, along with the experience rating refund represents an embedded derivative, which is required to be carried at fair value. The fair value of this embedded derivative approximated $4 million and $3 million for December 31, 2007 and 2006, respectively, and is included in amounts recoverable from reinsurer in the accompanying Consolidated Balance Sheet. The change in fair value of this embedded derivative was $1 million, $3 million and $0 million for the year ended December 31, 2007, 2006 and 2005, respectively, and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. For the year ended December 31, 2007, 2006 and 2005, $44 million, $54 million and $20 million, respectively, of the deferred gain was amortized and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income. The effect of this affiliated reinsurance agreement for the years ended December 31, 2007, 2006 and 2005 was as follows (in millions):

                                                       2007     2006     2005
                                                      ------   ------   ------
Fees-universal life policies ceded..................  $  317   $  341   $  387
                                                      ------   ------   ------
Net revenue from reinsurance........................  $  204   $  210   $  266
                                                      ------   ------   ------
Policyholders' benefits ceded.......................  $  110   $  130   $  117
                                                      ------   ------   ------
Amounts recoverable from reinsurer..................  $5,455   $5,238   $5,020
                                                      ------   ------   ------
Amounts payable to reinsurer........................  $5,349   $5,089   $4,821
                                                      ------   ------   ------
Other liabilities (deferred gain, net of
  amortization).....................................  $  126   $  170   $  224
                                                      ------   ------   ------



     Effective July 1, 2002, the Company transferred the Taiwan branch's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life. The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected in the Company's accompanying Consolidated Statement of Income.

     Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                        2007    2006    2005
                                                        ----   ------   ----
Amounts recoverable from reinsurer....................  $968   $1,055   $961
Premiums ceded........................................  $121   $  158   $127
Benefits ceded........................................  $214   $   81   $ 69


     The effects of all reinsurance for the years ended December 31, 2007, 2006 and 2005 were as follows (in millions):

                                                       2007     2006     2005
                                                      ------   ------   ------
Premiums:
  Direct............................................  $  976   $  723   $  265
  Assumed...........................................       1        1        1
  Ceded.............................................    (122)    (159)    (128)
                                                      ------   ------   ------
Net premiums........................................  $  855   $  565   $  138
                                                      ======   ======   ======
Fees-universal life and annuity policies ceded......  $  515   $  509   $  530
                                                      ------   ------   ------
Net revenue from reinsurance........................  $  206   $  214   $  276
                                                      ------   ------   ------
Policyholders' benefits ceded.......................  $  522   $  350   $  312
                                                      ------   ------   ------
Increase in ceded liabilities for future
  policyholder benefits.............................  $   11   $    8   $   10
                                                      ------   ------   ------
Amounts recoverable from reinsurer..................  $6,601   $6,432   $6,090
                                                      ------   ------   ------
Amounts payable to reinsurer........................  $5,379   $5,114   $4,844
                                                      ------   ------   ------
Other liabilities (deferred gain, net of
  amortization).....................................  $  126   $  170   $  224
                                                      ------   ------   ------



NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency and market risk. These derivative financial instruments include interest rate and equity options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the creditworthiness of counterparties. The Company uses netting arrangements incorporated in master agreements and collateral support agreements with counterparties and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counterparties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold is lowered with a decline in the counterparties' rating. Collateral received is invested in short-term investments.

     Notional or contractual amounts of derivative financial instruments provide a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments, which relate to interest rates, exchange rates, or other financial indices.

     The following table presents the notional and fair value of derivative financial instruments for the years ended December 31, 2007 and 2006 (in millions):

                                                  DECEMBER 31,       DECEMBER 31,
                                                      2007               2006
                                                ----------------   ----------------
                                                NOTIONAL    FAIR   NOTIONAL    FAIR
                                                  VALUE    VALUE     VALUE    VALUE
                                                --------   -----   --------   -----
Interest rate swaps...........................   $ 1,183    $ 12    $ 2,549    $11
Currency swaps................................       129     (14)       101     (5)
Equity options................................       315      19        315     11
Interest rate options.........................    19,050      27      9,500      8
Credit default swaps..........................         1      --         --     --
                                                 -------    ----    -------    ---
  TOTAL.......................................   $20,678    $ 44    $12,465    $25
                                                 =======    ====    =======    ===



     The notional and fair value amounts by type of hedge designation for the years ended December 31, 2007 and 2006 is as follows (in millions):

                                                  DECEMBER 31,       DECEMBER 31,
                                                      2007               2006
                                                ----------------   ----------------
                                                NOTIONAL    FAIR   NOTIONAL    FAIR
                                                  VALUE    VALUE     VALUE    VALUE
                                                --------   -----   --------   -----
Fair value hedges.............................   $    --    $--     $    --    $--
Cash flow hedges..............................       245     --         242      4
Non-qualifying derivatives....................    20,433     44      12,223     21
                                                 -------    ---     -------    ---
  TOTAL.......................................   $20,678    $44     $12,465    $25
                                                 =======    ===     =======    ===



     For the years ended December 31, 2007 and 2006, there were no net investment (losses) gains related to the ineffective portion of fair value hedges.

     During 2007 and 2006, there were no fair value hedges that discontinued hedge accounting treatment due to ineffectiveness.

     Presented below is a roll forward of the components of other comprehensive
(loss) income before taxes related to cash flow hedges (in millions):

                                                           2007   2006   2005
                                                           ----   ----   ----
Other comprehensive income balance at the beginning of
  the year...............................................   $ 2    $ 7    $ 8
Losses deferred in other comprehensive income on the
  effective portion of cash flow hedges..................    (5)    (7)    (1)
Losses (gains) reclassified to net income................     1      2     --
                                                            ---    ---    ---
Other comprehensive (loss) income balance at the end of
  the year...............................................   $(2)   $ 2    $ 7
                                                            ===    ===    ===



     The ineffective portion of cash flow hedges was less than $1 million for the years ended December 31, 2007, 2006, and 2005. All components of each derivative's gains or losses were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

SFAS No. 149. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

     For cash flow hedges, the estimated amount of existing gains and losses that are reported in accumulated other comprehensive income at December 31, 2007 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is less than $(1) million.

     The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate corridor and equity options and various interest rate swaps. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment losses. For the years ended December 31, 2007, 2006 and 2005, the Company included in net investment losses in the accompanying Consolidated Statement of Income $16 million, $(6) million and $(3) million, respectively, for changes in fair value related to derivatives that do not qualify for hedge accounting.

     As of December 31, 2007 and 2006, there were no embedded derivatives that could not be separated from their host contracts.

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

  LITIGATION

     The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

  ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

     The Company has received notification of the insolvency of various life insurers. It is expected that these insolvencies will result in remaining guaranty fund assessments against the Company of approximately $6 million, which have been accrued in other liabilities in the accompanying Consolidated Balance Sheet.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on certain securities held. At December 31, 2007 and 2006, $1,625 million and $971 million, respectively, of the Company's fixed maturity securities were on loan to others. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss. At December 31, 2007 and 2006, the Company recorded cash collateral received under these agreements of $1,656 million and $1,014 million, respectively, and established a

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


corresponding liability for the same amount, which is included in other liabilities in the accompanying Consolidated Balance Sheet. The Company did not hold collateral in the form of securities at December 31, 2007 and 2006, respectively.

     The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. At December 31, 2007 and 2006, the Company had agreements to purchase and resell securities totaling $682 million and $377 million at an average coupon rate of 4.20% and 5.26%, respectively. At December 31, 2007, the Company had agreements to sell and repurchase securities totaling $2 million at an average coupon rate of 4.50%. At December 31, 2006, the Company did not have any agreements to sell and repurchase securities. Under these agreements to sell and repurchase, the Company obtains the use of funds from a broker for generally one month. Collateral received is invested in short-term investments with an offsetting collateral liability. The liability reported in the accompanying Consolidated Balance Sheet (included in other liabilities) approximates fair value.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $629 million, $624 million and $590 million for the years ended December 31, 2007, 2006 and 2005, respectively, are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

     The Company is a party to an affiliated group air transportation service agreement entered into with NYLIFE LLC, a direct wholly owned subsidiary of New York Life, in November 2004. Under the terms of the agreement the Company, in conjunction with certain specified affiliates, leases an aircraft from NYLIFE LLC. Costs associated with the lease are determined on a fully allocated basis and allotted to the parties based on usage. The Company's share of expenses associated with the lease of the aircraft was $1 million for each of the years ended December 31, 2007, 2006 and 2005. The agreement expires in November 2009, with automatic one-year renewals, unless terminated earlier.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2007, 2006 and 2005, the total cost for these services amounted to $41 million, $40 million and $37 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2007, 2006 and 2005 of $17 million, $15 million, and $13 million, respectively.

     At December 31, 2007 and 2006, the Company had a net liability of $197 million and $239 million, respectively, for the above described services which are included in other liabilities in the accompanying Consolidated Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     To satisfy its obligations under certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities, the Company owns certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.02% to 7.81%. At December 31, 2007 and 2006, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Consolidated Balance Sheet amounted to $4,468 million and $4,240 million, respectively. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. Interest rates used in establishing such obligations range from 5.84% to 6.37%. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2007 and 2006, the amount of outstanding reserves on these contracts included in future policy benefits was $184 million and $183 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company incurred commission expense to NYLIFE Securities' registered representatives of $111 million, $92 million and $86 million, for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has a credit agreement with New York Life, dated April 1, 1999, wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2007 or December 31, 2006.

     The Company also has a credit agreement with New York Life, dated September 30, 1993, in which the Company can borrow up to $490 million. During 2007 and 2006, the credit facility was not used, no interest was paid and no outstanding balance was due.

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation ("Capital Corporation"), an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2007 and 2006 there was no outstanding balance due to Capital Corporation. Interest expense for 2007, 2006 and 2005 was $1 million, $5 million, and $2 million, respectively.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2007 and 2006, the Company had recorded a receivable from MCF, included in other assets, of $5 million. The Company received interest payments from MCF of less than $1 million for the years ended December 31, 2007, 2006 and 2005.

     The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a Target Life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $15 million, $14 million and $17 million for the years ended December 31, 2007, 2006 and 2005, respectively.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has issued various Corporate Owned Life policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2007 and 2006, the Company recorded liabilities of approximately $2,305 million and $2,135 million, respectively, which are included in policyholders' account balances and separate account liabilities in the accompanying Consolidated Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2007 and 2006, policyholders' account balances and separate account liabilities related to these policies aggregated $313 million and $305 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK"), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the years ended December 31, 2007, 2006 and 2005, the Company recorded commission and fee expense to NYLINK agents of $6 million.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 -- Reinsurance for more details).

     Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to NYLT, which is accounted for as a long-duration coinsurance transaction (see Note 9 -- Reinsurance for more details).

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $146 million, $78 million and $85 million during 2007, 2006 and 2005, respectively.

     Total interest paid was $17 million, $18 million and $19 million during 2007, 2006 and 2005, respectively.

     Non-cash investing transactions were $4 million, $35 million and $13 million for the years ended December 31, 2007, 2006 and 2005, respectively.

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2007 and 2006, statutory stockholder's equity was $2,650 million and $2,324 million, respectively. Statutory net income for the years ended December 31, 2007, 2006 and 2005 was $289 million, $252 million and $231 million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. The Company did not pay or declare a dividend in 2007. The Company declared and paid a $12 million dividend to its sole shareholder New York Life for December 31, 2006. As of December 31, 2007, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $1,215 million. The maximum amount of dividends that may be paid in 2008 without prior approval is $348 million.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of stockholder's equity and of cash flow present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries (the "Company") at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As disclosed in Note 12 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     As described in Note 2 of the consolidated financial statements, the Company changed its method of accounting for uncertainty in income taxes and for deferred acquisition costs in connection with modifications or exchanges of insurance contracts on January 1, 2007.

PricewaterhouseCoopers LLP

New York, New York
March 19, 2008

                            PART C. OTHER INFORMATION

ITEM 26.         EXHIBITS

                 Board of Directors Resolution

(a) Resolution of the Board of Directors of NYLIAC establishing the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant's Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference.

(b)              Custodian Agreements. Not applicable.

(c)              Underwriting Contracts.

(c)(1) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617) filed 1/2/97 and incorporated herein by reference.

(c)(2) Form of Sales Agreement, by and between NYLIFE Distributors Inc., as Underwriter, NYLIAC as Issuer, and Dealers - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(b) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(c)(3) Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annunity Corporation and NYLIFE Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (c)(3) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(d)              Contracts.

(d)(1) Form of Policy for Corporate Executive Series Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit
                 (5) to Registrant's Initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(d)(2) Supplementary Term Rider for Corporate Executive Series Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit (5)(a) to Registrant's initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(d)(3) Level Term Rider for Corporate Executive Series Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit
                 (5)(b) to Registrant's initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(d)(4) Modification of Policy Provisions Endorsement - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (5)(c) to Registrant's Post-Effective Amendment No. 1 on Form S-6 (File No. 333-48300), filed 11/7/01 and incorporated herein by reference.

(d)(5) Alternative Cash Surrender Value Benefit Endorsement - Previously filed in accordance with Regulation S-T, 17 CFR
                 232.102 (e) as Exhibit (5)(d) to Registrant's Post-Effective Amendment No. 1 on Form N-1 (File No. 333-48300), filed 11/7/01 and incorporated herein by reference.

(d)(6) Alternative Cash Surrender Value Endorsement (8699-02)- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(6) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.

(d)(7) Modification of Policy Provisions Endorsement (8721-03)- Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Exhibit (d)(7) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.


(d)(8) Modification of Policy Provisions Endorsement (8722-03)- Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Exhibit (d)(8) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(d)(9) Alternative Cash Surrender Value Benefit Endorsement (8719-03)- Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Exhibit (d)(9) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(d)(10) Alternative Cash Surrender Value Benefit Endorsement (8754-04)- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(10) to Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.


(d)(11) Alternative Cash Surrender Value Benefit Endorsement(8692-05)- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(d)(11) to Post Effective Amendment No. 14 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I(File No. 333-48300), filed 4/19/06 and incorporated herein by reference.

(d)(12) Modification of Policy Provisions Endorsement (8784-05) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(12) to Post Effective Amendment No. 14 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/19/06 and incorporated herein by reference.

(d)(13) Modification of Policy Provisions Endorsement (8793-05) - Previously filed in accordance with Regulation S-T, 17 CFR 232 .102(e) as Exhibit (d)(13) to Post Effective Amendment No. 14 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/19/06 and incorporated herein by reference.

(d)(14) Endorsements to CorpExec Variable Universal Life Policy Numbers 300-40 and 301-43 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(14) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.


(d)(15) Form of policy for Corporate Executive Series Variable Universal Life Insurance Policies (307-43) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(15) to Post-Effective Amendment No.17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.



(d)(16) Form of Supplementary Term Rider for Corporate Executive Series Variable Universal Life Insurance Policies (307-979) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(16) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.


(e)              Applications.

(e)(1) Form of Application for a policy for Corporate Executive Series Variable Universal Life Policies - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit
                 (10) to Registrant's initial registration statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(f)              Depositor's Certificate of Incorporation and By-Laws.

(f)(1) Restated Certificate of Incorporation of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to Registrant's initial Registration Statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(2) By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Registrant's initial Registration Statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(2)(a) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157) filed 4/3/98, and incorporated herein by reference.

(g)              Reinsurance Contracts.

(g)(1) Automatic Reinsurance Agreement between NYLIAC and Certain Reinsurers Relating to Certain NYLIAC Variable Universal Life Policies - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (g)(1) to Post-Effective Amendment No.6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File
                 No. 333-48300), filed 4/18/03 and incorporated herein by reference.

(h)              Participation Agreements.

(h)(1) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit 1.(9) to Registrant's Pre-Effective Amendment No. 1 on Form S-6, refiled as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(h)(2) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(3) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(4) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(5) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(6) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(7) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
                 Exhibit 1.(9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate

               Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(8) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342) filed 4/16/98, and incorporated herein by reference.

(h)(9) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No.
               7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(h)(10) Form of Participation Agreement among Dreyfus Investment Portfolios. The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(11)        Form of Substitution Agreement among NYLIAC, MainStay
               Management LLC, and New York Life Investment Management
               LLC - Previously filed in accordance with Regulation S-T, 17 CFR
               232.102 (e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(12) Form of Participation Agreement among American Century Variable Portfolios, Inc.; American Century Investment Management, Inc.; American Century Investment Services, Inc.; American Century Services Corporation; and NYLIAC - Previously filed in accordance with Regulation S-T, 19 CFR 232.102(e) as Exhibit
               (9)(b)(12) to Post-Effective Amendment No. 3 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/10/02 and incorporated herein by reference.

(h)(13) Form of Participation Agreement by and among Deutsche Asset Management VIT Funds, Deutsche Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(13) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-1 (File No. 333-48300), filed 12/23/02 and incorporated herein by reference.

(h)(14) Form of Participation Agreement among Lord Abbett Series Fund, Inc.; Lord, Abbett & Co.; Lord Abbett Distributor LLC; and NYLIAC - Previously filed in accordance with Regulation S-T,
               17 CFR 232.102(e) as Exhibit (9)(b)(11) to Registrant's Post-Effective Amendment No. 2 to the registration statement on Form-N-6 (File No. 333-48300), filed 4/10/02 and incorporated herein by reference.

(h)(15) Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (8)(m) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 33-87382), filed 4/9/03 and incorporated herein by reference.

(h)(16) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(h)(17) Form of Participation Agreement among NYLIAC, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(17) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(h)(18) Form of Participation agreement among Lazard Retirement Series, Inc., Lazard Asset Management LLC, Lazard Asset Management Securities LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(18) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/24/04 and incorporated herein by reference.

(h)(19) Form of Participation Agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Separate Account - I (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.

(h)(20) Participation Agreement dated 6/15/05 among Davis Variable Account Fund, Inc., Davis Distributors, LLC, Davis Select Advisers, L.P., and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(20) to Post-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 7/26/05 and incorporated herein by reference.

(h)(21) Participation Agreement among Baron Capital Funds Trust, Baron Capital, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(21) to Post-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 7/26/05 and incorporated herein by reference.

(h)(22) Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(22) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed September 15, 2005 and incorporated herein by reference.

(h)(23) Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.


(h)(24) Form of Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, American Funds Insurance Series and Capital Research and Management Company - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(h)(24) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(h)(25) Form of Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(25) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(h)(26) Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (h)(26) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(h)(27) Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, DWS Variable Series I, DWS Variable Series II, and DWS Investments VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(27) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(h)(28) Form of Participation Agreement, dated June 5, 2007, among New York Life Insurance and Annuity Corporation, Lincoln Variable Insurance Products Trust, Lincoln Distributors, Inc. and Lincoln Investment Advisors Corporation - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(28) to Post Effective Amendment No. 18 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/5/07 and incorporated herein by reference.

(h)(29)        Participation Agreement, dated May 1, 2007, among New York
               Life Insurance and Annuity Corporation, OppenheimerFunds,
               Inc. and Oppenheimer Variable Account Funds - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (h)(29) to Post Effective Amendment No. 18 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/5/07 and incorporated herein by reference.

(i)            Administrative Contracts.

(i)(1) Service Agreement between Fred Alger Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(1) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(2) Administrative Services Agreement between Dreyfus Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(2) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(3) Administrative Services Agreement between Janus Capital Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(3) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(4) Services Agreement between New York Life Investment Management LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(4) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(5) Administrative Services Agreement between T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(5) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(6) Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (i)(6) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(7)         Service Agreement between American Century Investment
               Services, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(7) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(8) Administrative Services Agreement between Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (i)(8) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(9) Service Agreement between Lord Abbett Series Fund, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.

(i)(10) Service Agreement between Deutsche Asset Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(10) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.

(i)(11) Addendum to the Participation Agreement among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (I)(11) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(12) Distribution and Servicing Agreement between Lazard Retirement Series, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(12) to Post-Effective Amendment No. 11 to the registration statement on Form N-4 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/05 and incorporated herein by reference.

(i)(13) Services Agreement between PIMCO Variable Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(13) to Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 4/13/05 and incorporated herein by reference.

(i)(14) Services Agreement between Pacific Investment Management Company LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(14) to Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 4/13/05 and incorporated herein by reference.

(i)(15) Administrative Services Letter of Agreement by and between Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(i)(16) Administrative Services and Distribution Services Agreement by and between Baron Capital Funds Trust and NYLIAC and dated August 1, 2005 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(16) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed September 15, 2005 and incorporated herein by reference.


(i)(17) Service Agreement by and between Davis Variable Account Fund, Inc., and NYLIAC and dated August 1, 2005 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (i)(17) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed September 15, 2005 and incorporated herein by reference.

(i)(18) Form of Service Agreement by and between AIM Advisors, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(18) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed September 15,2005 and incorporated herein by reference.

(i)(19) Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(i)(20) Administrative and Shareholder Services Letter of Agreement dated January 15, 1998 between Van Eck Worldwide Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T,17 CFR 232.102(e) as Exhibit (i)(9) to Registrant's Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 (File No. 333-79309), filed September 13, 2005 and incorporated herein by reference.


(i)(21) Form of Business Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, American Funds Distributors, Inc., and Capital Research and Management Company - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(21) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(i)(22) Form of Administrative Services Agreement, dated May 1, 2007, between Delaware Distributors L.P. and New York Life Insurance and Annuity Corporation, - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(22) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(i)(23) Form of Administrative Services Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(23) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File
               No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(i)(24) Form of Administrative Services and Revenue Sharing Agreement, dated May 1, 2007, between New York Life Insurance and Annuity Corporation and OppenheimerFunds, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (i)(24) to Post Effective Amendment No. 18 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/5/07 and incorporated herein by reference.

(i)(25) Administrative Services Agreement dated June 5, 2007 between Lincoln Investment Advisors Corporation and New York Life Insurance and Annuity Association - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (i)(25) to Post-Effective Amendment No. 19 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 12/12/07 and incorporated herein.

(j)            Other Material Contracts.

(j)(1) Powers of Attorney for Scott L. Berlin, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(1) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/16/07 and incorporated herein by reference.

(j)(2) Powers of Attorney for Christopher O. Blunt, Director, Senior Vice President and Chief Operating Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(2) to Post-Effective Amendment No. 19 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 12/12/07 and incorporated herein.

(j)(3) Powers of Attorney for Frank M. Boccio, Director and Executive Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(2) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/16/07 and incorporated herein by reference.

(j)(4) Powers of Attorney for Solomon Goldfinger, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(4) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/16/07 and incorporated herein by reference.

(j)(5) Powers of Attorney for Theodore A. Mathas, Chairman and President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(6) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/16/07 and incorporated herein by reference.

(j)(6) Powers of Attorney for John R. Meyer, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(7) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/16/07 and incorporated herein by reference.

(j)(7) Powers of Attorney for Angelo J. Scialabba, First Vice President and Controller (Principal Accounting Officer) of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(10) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/16/07 and incorporated herein by reference.

(j)(8) Powers of Attorney for Arthur H. Seter, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(11) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No.333-07617), filed 4/16/07 and incorporated herein by reference.

(j)(9) Powers of Attorney for Michael E. Sproule, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(13) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/16/07 and incorporated herein by reference.

(j)(10) Powers of Attorney for Joel M. Steinberg, Director, Senior Vice President and Chief Financial Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(14) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), filed 4/16/07 and incorporated herein by reference.

(k)              Legal Opinion.

                 Opinion and consent of Thomas F. English, Esq. - Filed herewith.


(l)              Actuarial Opinion.

                 Opinion and consent of Eric J. Lynn, Actuary-Filed herewith.

(m)              Calculation.

(m)(1) Sample Calculation of Illustrations for CorpExec VUL II - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (m)(1) to Post-Effective Amendment No. 20 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/18/08 and incorporated herein by reference.

(m)(2) Sample Calculation of Illustrations for CorpExec VUL III - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (m)(2) to Post-Effective Amendment No. 20 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/18/08 and incorporated herein by reference.

(m)(3) Sample Calculation of Illustrations for CorpExec VUL IV - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (m)(3) to Post-Effective Amendment No. 20 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/18/08 and incorporated herein by reference.


(m)(4) Sample Calculation of Illustrations for CorpExec VUL V - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (m)(4) to Post-Effective Amendment No. 20 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/18/08 and incorporated herein by reference.



(m)(5) Sample Calculation of Illustrations for CorpExec VUL VI - Previously filed. in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (m)(5) to Post-Effective Amendment No. 20 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/18/08 and incorporated herein by reference.


(n)              Other Opinions.

(n)(1)           Consent of PricewaterhouseCoopers LLP - Filed herewith.

(o)              Omitted Financial Statements.

                 Not applicable.

(p)              Initial Capital Agreements.
                 Not applicable.

(q)              Redeemability Exemption.

(q)(1) Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed as Exhibit (9)(e) to Registrant's Pre-Effective Amendment No. 2 on Form S-6 (File No. 333-07617), filed 4/25/97 and incorporated herein by reference.

(q)(2) Supplement to Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed as Exhibit 1.9(g) to Registrant's Post- Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 4/24/98 and incorporated herein by reference.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

Name:                     Title:
-----                     ------
Theodore A. Mathas        Chairman and President
Frank M. Boccio           Director and Executive Vice President
Scott L. Berlin           Director and Senior Vice President in charge of Individual Life
Christopher O. Blunt      Director, Senior Vice President and Chief Operating Officer for L & A
Solomon Goldfinger        Director, Senior Vice President and Senior Advisor
John R. Meyer             Director and Senior Vice President in charge of Individual Annuity
Joel M. Steinberg         Director, Senior Vice President and Chief Financial Officer
Arthur H. Seter           Director, Senior Vice President and Chief Investment Officer
Michael E. Sproule        Director
Gary E. Wendlandt         Vice Chairman in charge of Investment and Finance
Sara Badler               Senior Vice President & Deputy Legal Officer
Patricia Barbari          Senior Vice President
John A. Cullen            Senior Vice President
Thomas F. English         Senior Vice President and Chief Legal Officer
Melvin J. Feinberg        Senior Vice President
Robert J. Hebron          Senior Vice President
Barbara McInerney         Senior Vice President in charge of Corporate Compliance
Gary J. Miller            Senior Vice President
Michael M. Oleske         Senior Vice President and Tax Counsel
Paul Pasteris             Senior Vice President for Market Development & Strategic Planning
Mark W. Pfaff             Senior Vice President in charge of Agency Department
Eileen T. Slevin          Senior Vice President and Chief Information Officer
Joseph Bennett            First Vice President
Kathleen A. Donnelly      First Vice President
Angelo J. Scialabba       First Vice President and Controller
Thomas P. Shea            First Vice President
Richard J. Witterschein   First Vice President and Treasurer
Stephen A. Bloom          Vice President and Chief Underwriter
David F. Boyle            Vice President
William J. Burns          Vice President
Karen E. Dann             Vice President
Robert M. Gardner         Vice President
Troy E. Glover            Vice President
Jane Hamrick              Vice President and Actuary
Robert J. Hynes           Vice President
Mario Lazzaro             Vice President
Edward P. Linder          Vice President
Brian C. Loutrel          Vice President
Catherine A. Marrion      Vice President and Secretary
Rowan MacDonald           Vice President and Deputy Treasurer
Corey B. Multer           Vice President
Marijo F. Murphy          Vice President
Nicholas Pasyanos         Vice President and Actuary
Linda M. Reimer           Vice President and Associate Legal Officer
Andrew N. Reiss           Vice President - National Sales Manager
Janis C. Rubin            Vice President
Irwin Silber              Vice President and Actuary
James R. Vavra            Vice President
Robin Wagner              Vice President
Richard M. Walsh          Vice President
Elaine Williams           Vice President
Robert Ziegler            Vice President
Richard Zuccaro           Vice President - Tax

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.


                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland


Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

McMorgan Funds(1)                                                      Delaware

MainStay VP Series Fund, Inc.(1)(2)                                    Maryland

New York Life Insurance and Annuity Corporation                        Delaware

     Pacific Square Investments LLC                                    Delaware

NYLIFE LLC                                                             Delaware
     Eagle Strategies, LLC                                             Delaware

--------

         (1) Registered investment company as to which New York Life and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of New York Life and is included for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-6.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     Monetary Research Ltd.                                            Bermuda
     NYL Management Limited                                            United Kingdom
     NYLUK I Company                                                   United Kingdom
         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
     New York Life Trust Company                                       New York
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     NYLIFE Securities LLC                                                 Delaware
     NYLINK Insurance Agency Incorporated                                  Delaware

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
New York Life Investment Management Holdings LLC                       Delaware
     NYLCAP Holdings                                                   Mauritius
     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, L.L.C.                        Delaware
         New York Life Capital Partners II, L.L.C.                     Delaware
         New York Life Capital Partners III GenPar GP, LLC             Delaware
         New York Life Capital Partners IV GenPar GP, LLC              Delaware
         NYLIM Mezzanine GenPar GP, LLC                                Delaware
         NYLIM Mezzanine Partners II GenPar, GP, LLC                   Delaware
         NYLCAP Select Manager GenPar GP, LLC                          Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
     NYLIFE Distributors LLC                                           Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
         NYLIM GP, LLC                                                 Delaware
         NYLIM Fund II GP, LLC                                         Delaware
         NYLIM Europeon Equity Market Neutral Fund GP, LLC             Delaware
         NYLIM Asian Equity Market Neutral Fund GP, LLC                Delaware
         NYLIM U.S. Large-Cap Core 130/30 Fund GP, LLC                 Delaware
         NYLIM U.S. Core Equity Market Neutral Fund GP, LLC            Delaware
         NYLIM International 170/70 Fund Ltd.                          Cayman Islands
     Madison Capital Funding LLC                                       Delaware
     McMorgan & Company LLC                                            Delaware
     NYLIM Real Estate Inc.                                            Delaware
     Institutional Capital LLC                                         Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, LLC                                       Delaware
    New York Life Insurance Taiwan Corporation                         Taiwan
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operadora FMA, S.A. de C.V.                              Mexico                     99%
    NYLIFE Thailand, Inc.                                              Delaware
       PMCC Ltd.                                                       Thailand                   49%
        Siam Commercial New York Life Insurance Public Company         Thailand                47.33%
        Limited
        NYL Data Center Limited                                        Thailand                99.97%
    New York Life Securities Investment Consulting Co. Ltd.            Taiwan
    New York Life Insurance Worldwide Limited                          Hong Kong
    New York Life Insurance Limited                                    South Korea
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    New York Life International SEAF                                   People's Republic
    Sichuan SME Investment Fund LLC                                    of China                39.98%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Limited                       Mauritius                95.4%
        Max New York Life Insurance Company Limited                    India                      26%
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                 99.995%
         Centro de Capacitacion Monterrey, A.C.                        Mexico                 99.791%
         Administradora de Conductos SMNYL, S.A. de C.V.               Mexico                     99%
         Servicios Corporativos SMNYL, S.A. de C.V.                    Mexico                     99%

Silver Spring, LLC                                                     Delaware
Biris Holdings LLC.                                                    Delaware
NYL Wind Investments LLC                                               Delaware
Haier New York Life Insurance Company Limited                          People's Republic of China 50%
SCP 2005-C21-002 LLC                                                   Delaware
SCP 2005-C21-003 LLC                                                   Delaware
SCP 2005-C21-006 LLC                                                   Delaware
SCP 2005-C21-007 LLC                                                   Delaware
SCP 2005-C21-008 LLC                                                   Delaware
SCP 2005-C21-009 LLC                                                   Delaware
SCP 2005-C21-017 LLC                                                   Delaware
SCP 2005-C21-018 LLC                                                   Delaware
SCP 2005-C21-021 LLC                                                   Delaware
SCP 2005-C21-025 LLC                                                   Delaware
SCP 2005-C21-031 LLC                                                   Delaware
SCP 2005-C21-036 LLC                                                   Delaware
SCP 2005-C21-041 LLC                                                   Delaware
SCP 2005-C21-043 LLC                                                   Delaware
SCP 2005-C21-044 LLC                                                   Delaware
SCP 2005-C21-048 LLC                                                   Delaware
SCP 2005-C21-061 LLC                                                   Delaware
SCP 2005-C21-063 LLC                                                   Delaware
SCP 2005-C21-067 LLC                                                   Delaware
SCP 2005-C21-069 LLC                                                   Delaware
SCP 2005-C21-070 LLC                                                   Delaware
NYMH-Houston GP, LLC                                                   Delaware
NYMH-Plano GP, LLC                                                     Delaware
NYMH-Freeport GP, LLC                                                  Delaware
NYMH-Ennis GP, LLC                                                     Delaware
NYMH-San Antonio GP, LLC                                               Delaware
NYMH-Taylor GP, LLC                                                    Delaware
NYMH-Stephenville GP, LLC                                              Delaware
NYMH-Farmingdale New York, NY LLC                                      Delaware
NYMH-Attleboro MA, LLC                                                 Delaware
NYLMDC-King of Prussia, LLC                                            Delaware
NYLIFE Real Estate Holdings LLC                                        Delaware
   Huntsville NYL LLC                                                  Delaware

ITEM 29.          INDEMNIFICATION

The Officers and Directors of NYLIAC are indemnified pursuant to Section 141(f) of the General Corporation Law of the State of Delaware and under Section 8.01 of the By-Laws of New York Life Insurance and Annuity Corporation, as adopted on November 3, 1980 and amended on April 6, 1988 and on May 13, 1997.

Section 8.01 of the NYLIAC By-Laws provide for indemnification as follows:

8.01 - LIMITATION OF LIABILITY: INDEMNIFICATION AND ADVANCEMENT OF EXPENSES

(a) LIMITATION OF LIABILITY FOR DIRECTORS - No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty of the Corporation or its stockholders,
(ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the General Corporation Law of the State of Delaware, or (iv) for any transaction from which the director derived an improper personal benefit. If the General Corporation Law of the State of Delaware is amended to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Law of the State of Delaware, as so amended.

(b) INDEMNIFICATION AND ADVANCEMENT OF EXPENSES OF DIRECTORS AND OFFICERS - Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation), by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against judgments, fines, amounts paid in settlement and reasonable expenses (including attorneys' fees) actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against reasonable expenses (including attorneys' fees) actually and reasonably incurred by such person in connection with the defense or settlement of such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation; provided, that, no indemnification shall be made in respect of any action, suit or proceeding as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the court in which such action, suit or proceeding was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

The Corporation shall advance to or promptly reimburse upon request reasonable expenses (including attorneys' fees) incurred by a director or officer in defending any civil, criminal, administrative or investigative action, suit or proceeding in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation as authorized in this Section 8.01; provided, however, that such director or officer shall cooperate in good faith with any request by the Corporation that common counsel be utilized by the parties to an action or proceeding who are similarly situated unless to do so would be inappropriate due to actual or potential differing interests between or among such parties.

The indemnification of any person provided by this Section 8.01 shall continue after such person has ceased to be a director or officer of the Corporation and shall inure to the benefit of such person's heirs, executors, administrators or legal representative.

The Corporation is authorized to enter into agreements with any of its directors, officers or employees extending rights to indemnification and advancement of expenses to any such person to the fullest extent permitted by applicable law, but the failure to enter into any such agreement shall not affect or limit the rights of any such person pursuant to this Section 8.01.

In case any provision in this Section 8.01 shall be determined at any time to be unenforceable in any respect, the other provisions hereof shall not in any way be affected or impaired thereby, and the affected provision shall be given the fullest possible enforcement in the circumstances, it being the intention of the Corporation to afford indemnification and advancement of expenses to its directors and officers, acting in such capacities or in the other capacities mentioned herein, to the fullest extent permitted by law.

(c) DETERMINATION OF INDEMNIFICATION

     (i) DIRECTORS AND OFFICERS - Subject to the General Corporation Law of the State of Delaware, any indemnification of directors and officers shall be made by either (A) the Corporation's Board of Directors or (B) the Corporation's shareholders, upon a determination that such indemnification is proper in the circumstances.

     (ii) EMPLOYEES AND AGENTS - Subject to the General Corporation of the State of Delaware, the Corporation may indemnify persons who are or were employees (other than officers of the Corporation), agents, or independent contractors of the Corporation upon the advice of the Corporation's legal counsel and a determination by (A) the Corporation's Board of Directors or
     (B) the Corporation's shareholders, that such indemnification is proper in the circumstances.

ITEM 30.          PRINCIPAL UNDERWRITERS

      (a) Other Activity. Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

          NYLIAC Variable Universal Life Separate Account-I
          NYLIAC MFA Separate Account-I
          NYLIAC MFA Separate Account-II
          NYLIAC Variable Annuity Separate Account-I
          NYLIAC Variable Annuity Separate Account-II
          NYLIAC Variable Annuity Separate Account-III
          NYLIAC Variable Annuity Separate Account-IV
          NYLIAC VLI Separate Account
          Eclipse Funds
          MainStay Funds
          MainStay VP Series Fund
          McMorgan Funds
          NYLIM Institutional Funds

      (b) Management.

      The principal business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Names of Directors and Officers          Positions and Offices with Underwriter
-------------------------------          --------------------------------------
John Y. Kim                              Chairman and Chief Executive Officer
Stephen P. Fisher                        Manager, President and Chief Operating Officer
Christopher O. Blunt                     Manager and Executive Vice President, Life and Annuity Distribution
David Bedard                             Senior Managing Director and Chief Financial Officer
Robert E. Brady                          Manager and Managing Director, Operations
John A. Cullen                           Manager
Barry A. Schub                           Manager
Scott L. Berlin                          Executive Vice President, Non-COLI Variable Life Distribution
Robert J. Hebron                         Executive Vice President, COLI Distribution
John R. Meyer                            Executive Vice President, Variable Annuity and Agency Mutual Funds
                                         Distribution
Thomas A. Clough                         Senior Managing Director, Retirement Services
Barbara McInerney                        Senior Managing Director, Compliance
Alison H. Micucci                        Senior Managing Director, Compliance
Donald A. Salama                         Senior Managing Director, Retirement Services
Michael D. Coffey                        Managing Director, Mutual Funds - NYLIM Product Distribution
Philip L. Gazzo                          Managing Director, Mutual Funds - Outside Broker - Dealer Distribution
Mark A. Gomez                            Managing Director and Chief Compliance Officer
Joseph J. Henehan                        Managing Director, Retirement Services
Edward P. Linder                         Managing Director, Variable Annuity and Agency Mutual Funds
                                         Distribution
Marguerite E. H. Morrison                Managing Director and Secretary
Christopher V. Parisi                    Managing Director, Mutual Funds National Sales
Stephen C. Fiacco                        Director, Mutual Funds - Outside Broker Dealer Distribution
Jennifer D. Tarsney                      Director, National Accounts
Marianna Wekow                           Director, National Accounts
Albert W. Leier                          Vice President - Financial Operations and Treasurer
David F. Boyle                           Vice President, COLI Wholesaling
Karen E. Dann                            Vice President, Variable Annuity Key Accounts - Bank Distribution
Mark L. Gudelski                         Vice President, National Accounts
Linda M. Howard                          Vice President, Compliance
Robert F. Meredith                       Vice President, Life and Annuity Distribution
Andrew N. Reiss                          Vice President, Variable Annuity Wholesaling - Bank Distribution
John Vaccaro                             Vice President, Compliance
James R. Vavra                           Vice President, Non-COLI Variable Life Wholesaling - Outside Distribution
Richard W. Zuccaro                       Vice President, Tax

      (c) Compensation from the Registrant.


                                                           Compensation on
     Name of                  Net Underwriting          Events Occasioning the
    Principal                   Discounts and          Deduction of a Deferred           Brokerage
   Underwriter                   Commissions                 Sales Load                 Commissions            Other Compensation
   -----------                   -----------                 ----------                 -----------            ------------------
NYLIFE Distributors
Inc.                                 -0-                         -0-                        -0-                        -0-


ITEM 31.          LOCATION OF ACCOUNTS AND RECORDS.

      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 32.          MANAGEMENT SERVICES.

                  Not applicable.


ITEM 33.          FEE REPRESENTATION.



      New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the NYLIAC CorpExec VUL Corporate Sponsored Variable Universal Life Insurance Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

                                   SIGNATURES


     Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on this 17th day of December, 2008.


                                              NYLIAC CORPORATE SPONSORED
                                              VARIABLE UNIVERSAL LIFE SEPARATE
                                              ACCOUNT-I
                                                   (Registrant)

                                              By:  /s/ Robert J. Hebron
                                                   -----------------------------
                                                   Robert J. Hebron
                                                   Senior Vice President

                                              NEW YORK LIFE INSURANCE AND
                                              ANNUITY CORPORATION
                                                   (Depositor)

                                              By:  /s/ Robert J. Hebron
                                                   -----------------------------
                                                   Robert J. Hebron
                                                   Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


     Scott L. Berlin*               Director

     Christopher O. Blunt*          Director

     Frank M. Boccio*               Director

     Solomon Goldfinger*            Director

     Theodore A. Mathas*            Chairman and President (Principal Executive
                                    Officer)

     John R. Meyer*                 Director

     Angelo J. Scialabba*           First Vice President and Controller
                                    (Principal Accounting Officer)

     Arthur H. Seter*               Director

     Michael E. Sproule*            Director

     Joel M. Steinberg*             Director and Chief Financial Officer



 By:  /s/ Robert J. Hebron
      ----------------------------------
      Robert J. Hebron
      Attorney-in-Fact
      December 17, 2008


* Pursuant to Powers of Attorney previously filed.

                                       EXHIBIT INDEX

Exhibit
Number                                  Description







(k)                   Opinion and Consent of Thomas F. English, Esq.

(l)                   Opinion and Consent of Eric J. Lynn Actuary




(n)(1)                Consent of PricewaterhouseCoopers LLP